                          PACIFIC HORIZON FUNDS, INC.

                             REPORT TO SHAREHOLDERS

                                  MAY 14, 1999

                             CALIFORNIA TAX-EXEMPT
                               MONEY MARKET FUND

                              CALIFORNIA MUNICIPAL
                                   BOND FUND

                              CAPITAL INCOME FUND

                             ASSET ALLOCATION FUND

                             INTERMEDIATE BOND FUND

                                 BLUE CHIP FUND

                          PACIFIC HORIZON FUNDS, INC.

                          PACIFIC HORIZON FUNDS, INC.
                              103 Bellevue Parkway
                              Wilmington, DE 19809
                                 1-800-332-3863

                               INVESTMENT ADVISER
                         Bank of America National Trust
                            and Savings Association
                             555 California Street
                            San Francisco, CA 94104

                                 ADMINISTRATOR
                            Bank of America National
                         Trust and Savings Association
                             555 California Street
                            San Francisco, CA 94104

                            INDEPENDENT ACCOUNTANTS
                           PricewaterhouseCoopers LLP
                          1177 Avenue of the Americas
                               New York, NY 10036

                                  FUND COUNSEL
                           Drinker Biddle & Reath LLP
                              1345 Chestnut Street
                             Philadelphia, PA 19107

                                  DISTRIBUTOR
                          Provident Distributors, Inc.
                          Four Falls Corporate Center
                                   6th Floor
                             Conshohocken, PA 19428

FUND SHARES ARE NOT FEDERALLY INSURED BY, GUARANTEED BY, OBLIGATIONS OF, OR OTHERWISE ENDORSED BY THE U.S. GOVERNMENT, THE FDIC, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENTAL AGENCY.

The Pacific Horizon Funds, Inc. are sponsored and distributed by Provident Distributors, Inc. which is unaffiliated with the Bank of America. Bank of America serves as investment adviser to the Funds and receives fees for such services. From time to time, Bank of America may provide other services to the Funds for additional fees, as disclosed in the Funds' prospectuses.

This material must be preceded or accompanied by a current prospectus.

------------------------------------------------------------------------------
------------------------------------------------------------------------------
 INVESTMENTS IN PACIFIC HORIZON FUNDS, INC. ARE NOT BANK
 DEPOSITS AND ARE NOT OBLIGATIONS OF, OR GUARANTEED BY, BANK        NOT
 OF AMERICA OR ANY AFFILIATES. AN INVESTMENT IN MUTUAL FUNDS        FDIC
 INVOLVES INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF        INSURED
 THE PRINCIPAL AMOUNT INVESTED.
------------------------------------------------------------------------------
------------------------------------------------------------------------------

May 14, 1999

Dear Shareholder,

We are pleased to present the Report to Shareholders for the following Pacific Horizon Funds:

    - Pacific Horizon California Tax Exempt Money Market Fund

    - Pacific Horizon California Municipal Bond Fund

    - Pacific Horizon Capital Income Fund

    - Pacific Horizon Asset Allocation Fund

    - Pacific Horizon Intermediate Bond Fund

    - Pacific Horizon Blue Chip Fund.

This report covers the fiscal period of March 1, 1999 through May 14, 1999. The report contains information concerning Fund performance, portfolio holdings and financial statements for the fiscal period. We hope you will take a moment to review it.

As you know, the Pacific Horizon Funds mentioned above were reorganized into Nations Funds mutual funds on May 21, 1999. The reorganization was approved by the Funds' shareholders at a special shareholder meeting in early May 1999.

As a Nations Funds shareholder, you will receive a semi-annual report for these Funds at the beginning of December for the period of May 15, 1999 through September 30, 1999.

If you have any questions or would like assistance, please contact us at (800) 321-7854 (8 a.m. - 6 p.m. Eastern Standard Time) or (800) 248-0290 (8 a.m. - 6
p.m. Pacific Standard Time).

Sincerely,

Pacific Horizon Funds, Inc.

-----------------------------------------------------------------------------------------------------------------------
 -  NOT FDIC INSURED                                      MAY LOSE                      NO BANK
                                                          VALUE                         GUARANTEE
-----------------------------------------------------------------------------------------------------------------------

The Pacific Horizon Funds, Inc. are distributed by Provident Distributors, Inc., which is unaffiliated with Bank of America NT&SA ("Bank of America"). Bank of America is the Funds' investment manager and administrator and receives fees for its services.

PACIFIC HORIZON CALIFORNIA MUNICIPAL BOND FUND
PORTFOLIO MANAGER COMMENTARY
--------------------------------------------------------------------------------
Q:    HOW DID THE FUND PERFORM OVER THE PERIOD?

A: The municipal bond market suffered from lackluster performance over the period, as rising interest rates pushed bond prices lower. The lower bond prices more than offset coupon income for the period producing a slight negative total return for the overall municipal market. For the reporting period, March 1, 1999 through May 14, 1999, the Pacific Horizon California Municipal Bond Fund returned (0.42%) (A Shares).*

Q:    WHY DID THE FUND PERFORM THIS WAY?

A: The Fund performed in line with its benchmark, the Lehman Brothers Municipal Bond Index,**+ as the Fund's average duration was neutral to the market during the period. Municipal yields rose approximately 30 basis points for bonds in the 3 to 15 year maturity range and about 15 basis points for bonds with 15 years and longer maturity. As a result, performance along the yield curve was very consistent with only very short maturity bonds significantly outperforming the overall market. The Fund's above-average credit quality benefited performance for the period as lower quality securities under-performed higher quality securities.
--------------------------------------------------------------------------------
 * The performance shown does not reflect the maximum front-end sales charge of 4.75%, which may apply to purchases of A Shares. For standardized performance, please refer to the "Fund Performance" table.

** The Lehman Brothers Municipal Bond Index is an unmanaged index typically used as a performance benchmark for municipal debt investments.

+ The benchmark values above are calculated through April 30, 1999. Mid month benchmark values were not available as of May 14, 1999.

The outlook for this Fund may differ from that presented for other Pacific Horizon mutual funds.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

PACIFIC HORIZON CALIFORNIA MUNICIPAL BOND FUND
(AS OF MAY 14, 1999)

--------------------------------------------------------------------------------

GROWTH OF A $10,000 INVESTMENT
(HYPOTHETICAL -- PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS.) [CALIFORNIA MUNICIPAL BOND FUND GRAPH]

                                              A SHARES               B SHARES          LIPPER CALIFORNIA       LEHMAN BROTHERS
                                              --------               --------         MUNICIPAL BOND FUNDS      MUNICIPAL BOND
                                                                                            AVERAGE+                INDEX+
                                                                                      --------------------     ---------------
2/28/89                                         9525                  10000                  10000                  10000
2/28/90                                         9889                  10385                  10886                  11026
2/28/91                                        10653                  11187                  11749                  12043
2/29/92                                        11678                  12264                  12861                  13246
2/28/93                                        13314                  13983                  14643                  15070
2/28/94                                        14066                  14772                  15439                  15902
2/28/95                                        14117                  14825                  15503                  16207
2/29/96                                        15546                  16326                  17133                  17998
2/28/97                                        16212                  17026                  17939                  18992
2/28/98                                        17701                  18589                  19620                  20727
2/28/99                                        19677                  20525                  20685                  22001
5/14/99                                        19594                  20408                  20737                  22087

---------------
+ The benchmark values above are calculated through April 30, 1999. Mid month benchmark values were not available as of May 14, 1999.

HOW PERFORMANCE COMPARES

The chart compares the Pacific Horizon California Municipal Bond Fund (the "Fund") to the Lehman Brothers Municipal Bond Index, which is an unmanaged index typically used as a performance benchmark for municipal debt investments.

As illustrated, the Fund tracked the performance of other municipal debt funds. The average of California municipal debt funds reported by Lipper Analytical Services, Inc. measures the performance of other funds with investment objectives and policies similar to those of the Fund. An initial $10,000 investment in the Fund for more than 10 years would be worth $19,594 for A Shares.* The same investment made in the Lipper California Municipal Bond Funds Average for the same time period would be worth $20,737. Correspondingly, a $10,000 investment in B Shares for the same time period would be worth $20,408.**

          CALIFORNIA MUNICIPAL BOND FUND
             AVERAGE ANNUAL RETURNS++
---------------------------------------------------
                  A SHARES            B SHARES
              Without    With*    Without    With**
               Sales     Sales     Sales     Sales
               Load       Load     Load       Load
---------------------------------------------------

  1 Year       4.44%     -0.52%    3.61%     0.39%
  .................................................

  3 Year       7.22%      5.48%    6.93%     6.05%
  .................................................

  5 Year       6.53%      5.49%    6.36%     6.20%
  .................................................

  10 Year      7.09%      6.57%    7.00%     7.00%

SEE INVESTMENT MANAGER INTERVIEW FOR FACTORS AFFECTING FUND PERFORMANCE.

Investment return and principal value are historical and will vary with market conditions, so an investor's shares, when redeemed, may be worth more or less than their original cost. Return figures for the Fund include change in share price, reinvestment of dividends, and capital gains distributions, if any.

Lipper Analytical Services, Inc. is an independent mutual fund-monitoring organization. Neither the Lipper California Municipal Debt Funds Average, nor the Lehman Brothers Municipal Bond Fund Index may be invested in directly. The hypothetical investment in the Lehman Brothers Municipal Bond Fund Index does not reflect any sales or management fees that would be incurred if an investor were to actually purchase individual securities or mutual funds, while the performance of the Fund reflects all expenses and management fees and the effect of the maximum sales charge.

 * A share performance assumes the deduction of the maximum front-end sales charge of 4.75%.

** Average annual return figures assume the deduction of the maximum contingent deferred sales charge of 4.00%; however, the line graph does not. B shares were first offered on July 15, 1998. Performance results shown prior to July 15, 1998 are those of Class A shares without the sales charge. B shares have an ongoing 0.75% distribution and administrative services fee which does not apply to A shares and which if reflected, would have lowered performance shown.

++ The total returns above are calculated from May 31, rather than May 14, for each respective period owing to the unavailability of historical mid-month performance information.

--------------------------------------------------------------------------------

TAX-EXEMPT

Dollars and Sense for California Residents
The top federal income tax rate is 39.6 percent on income above $278,450. In addition, the top California State tax rate is 9.3% on income above $67,346 for married, filing jointly or $33,673 for single filers. By investing in the Pacific Horizon California Municipal Bond Fund, Golden State residents may benefit from regular income that is free from federal and state taxes.*

Use the chart to determine what the hypothetical yield on a taxable investment would have to be to match a tax-exempt yield. For example, in order to equal a 5 percent tax-exempt yield, a taxable investment would have to yield between 7.66% and 9.13%, depending on your combined federal and state tax brackets. The higher your tax bracket, the better the potential after-tax result of investing in a tax-exempt fund.
-------------
* Certain investors may be subject to the federal Alternative Minimum Tax (AMT) and/or certain state and local taxes. Shareholders should consult with a tax adviser. The effective rates are based on the combined Federal, State and FICA liabilities for 1997.
                            COMBINED 1998 CALIFORNIA
                         STATE & FEDERAL EFFECTIVE RATE
              [COMBINED 1998 CALIFORNIA STATE/FED EFFECTIVE RATE]

--------------------------------------------------------------------------------

                                  S&P/MOODY'S
                        LONG-TERM RATING COMPOSITION(a)
                      [S&P/MOODY'S LONG-TERM RATING CHART]

                              AAA              60%
                              Nonrated          8%
                              A                13%
                              BBB               8%
                              AA               11%

---------------
(a) The composition of the Fund's holdings is subject to change.

The Pacific Horizon California Municipal Bond Fund invests primarily in investment-grade municipal securities that are rated in the four highest categories by an independent rating agency such as Standard & Poor's or nonrated securities deemed by the Fund's adviser to be of comparable quality. By maintaining high standards, the Fund seeks to minimize risk while increasing yield, offering an investor the opportunity for capital preservation as well as consistent monthly dividends. Tax-exempt bond funds invest in securities issued by states, local municipalities and governments, whose financial condition will affect the value of their securities.

PACIFIC HORIZON CAPITAL INCOME FUND
PORTFOLIO MANAGER COMMENTARY
--------------------------------------------------------------------------------
Q:    HOW DID THE FUND PERFORM OVER THE PERIOD?

A: The Fund's (A Shares) return for the period March 1 through May 14, 1999 was 6.25%, slightly underperforming the First Boston Convertible Index*+
(the "Index"), which returned over 7%.**

Q:    WHY DID THE FUND PERFORM THIS WAY?

A: The main difference in the Fund's performance compared with that of the Index was the absence of internet stocks in the portfolio. These issues, through April, were up more than 80%, which contributed to a large part of the Index's gain.

The Fund has owned these issues when we felt the risk/reward tradeoff was favorable. Over the last two months, we believed there was too much risk in these stocks and we eliminated all our holdings. In the month of May, these issues fell sharply, dropping over 13% for the month.

We have been increasing the technology weighting in the Fund, and while the sector's performance was flat in May, that was better than the market and this positioning benefited performance. The Fund is underweight in consumer staples and this has also helped performance, as investors have stayed away from this area of the market.
--------------------------------------------------------------------------------
 * The CS First Boston Convertible Index is a widely-used, unmanaged index which measures the performance of convertible securities and cannot be invested in directly.

** The performance shown does not reflect the maximum front-end sales charge of 5.75%, which may apply to purchases of A Shares. For standardized performance, please refer to the "Fund Performance" table.

 + The benchmark values above are calculated through April 30, 1999. Mid month benchmark values were not available as of May 14, 1999.

The outlook for this Fund may differ from that presented for other Pacific Horizon Funds.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

PACIFIC HORIZON CAPITAL INCOME FUND
(AS OF MAY 14, 1999)

--------------------------------------------------------------------------------

GROWTH OF A $10,000 INVESTMENT
(HYPOTHETICAL -- PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS.) [CAPITAL INCOME FUND LINE CHART]

                                   A SHARES            B SHARES            K SHARES        LIPPER CONVERTIBLE   CS FIRST BOSTON+
                                   --------            --------            --------         SECURITIES FUNDS    ----------------
                                                                                               AVERAGE A
                                                                                           ------------------
2/28/89                             9425.00            10000.00            10000.00             10000.00            10000.00
2/28/90                             9914.00            10521.00            10521.00             10740.00            10595.00
2/28/91                            10923.00            11592.00            11592.00             11560.00            11230.00
2/29/92                            13786.00            14630.00            14630.00             14332.00            13818.00
2/28/93                            16628.00            17646.00            17646.00             16301.00            15933.00
2/28/94                            20261.00            21501.00            21501.00             19072.00            18482.00
2/28/95                            19123.00            20294.00            20294.00             18550.00            17972.00
2/29/96                            24088.00            25563.00            25563.00             22832.00            22252.00
2/28/97                            28552.00            30300.00            30203.00             26020.00            24576.00
2/28/98                            34703.00            36828.00            36537.00             31048.00            29154.00
2/28/99                            41285.00            43686.00            43325.00             31042.00            29643.00
5/14/99                            43865.00            46351.00            45998.00             34003.00

---------------
+ The benchmark values above are calculated through April 30, 1999. Mid month benchmark values were not available as of May 14, 1999.

HOW PERFORMANCE COMPARES

As the chart indicates, the Pacific Horizon Capital Income Fund (the "Fund") has consistently outperformed the market, as compared to the CS First Boston Index, a widely-used, unmanaged index which measures the performance of convertible securities. An initial $10,000 investment in the Fund made on February 28, 1989, would be worth $45,901 for A Shares*. The same investment made in the CS First Boston Index, would be worth $29,643. Correspondingly, a $10,000 investment in B Shares for the same period would be worth $48,360,** and a $10,000 investment in K Shares for the same period would be worth $47,974.***

The Fund also fared well compared to other convertible security funds. The average of convertible security funds as tracked by Lipper Analytical Services, Inc., measures the performance of other funds with investment objectives and policies similar to those of the Fund. The same $10,000 investment made in the Lipper Convertible Securities Funds Average would be worth $34,003.

                    CAPITAL INCOME FUND
                 AVERAGE ANNUAL RETURNS++
-----------------------------------------------------------
              A SHARES           B SHARES       K SHARES***
          Without   With*    Without   With**
           Sales    Sales     Sales    Sales
           Load      Load     Load      Load
-----------------------------------------------------------

  1 Year   8.55%     2.32%    8.09%    3.09%       8.09%
  .........................................................

  3 Year  15.02%    12.77%   14.86%    14.10%     14.57%
  .........................................................

  5 Year  15.38%    14.02%   15.28%    15.05%     15.10%
  .........................................................

  10 Year 15.57%    14.88%   15.52%    15.52%     15.43%

--------------------------------------------------------------------------------

                            PORTFOLIO COMPOSITION(a)
                         AS A PERCENTAGE OF NET ASSETS
                       [PORTFOLIO COMPOSITION PIE CHART]

Convertible Bonds                       44.7%

Convertible Preferred Stocks            38.1%

Common Stocks                           14.2%

Cash & Other Assets & Liabilities        3.0%

---------------
(a) The composition of the Fund's holdings is subject to change.

                TOP TEN HOLDINGS
               AS OF MAY 14, 1999
-------------------------------------------------------------
                                                 PERCENT OF
COMPANY                                          NET ASSETS
-------------------------------------------------------------

 U.S. Cellular, Corp. LYON                           1.61%
 .............................................................

 International Paper Co., $2.62                      1.60%
 .............................................................

 Sealed Air Corp., Series A, $2.00                   1.51%
 .............................................................

 Media One Group, Inc., $3.63                        1.50%
 .............................................................

 Bell Atlantic Financial Services 144A               1.48%
 .............................................................

 Cisco Systems, Inc.                                 1.44%
 .............................................................

 Xerox Corp.                                         1.44%
 .............................................................

 Atmel Corp. 144A, 3.25%                             1.43%
 .............................................................

 Readers Digest Association, $1.93                   1.42%
 .............................................................

 Citrix Systems, Inc. 144A                           1.41%
-------------------------------------------------------------

TOTAL                                               14.84%
-------------------------------------------------------------

--------------------------------------------------------------------------------

SEE INVESTMENT MANAGER INTERVIEW FOR FACTORS AFFECTING FUND PERFORMANCE.

Investment return and principal value are historical and will vary with market conditions, so an investor's shares, when redeemed, may be worth more or less than their original cost. Return figures for the Fund include change in share price, reinvestment of dividends, and capital gain distributions, if any.

Lipper Analytical Services, Inc. is an independent mutual fund-monitoring organization. Neither the Lipper Convertible Securities Funds Average, nor the CS First Boston Index may be invested in directly. The hypothetical investment in the CS First Boston Index does not reflect any sales or management fees that would be incurred if an investor were to actually purchase individual securities or mutual funds, while the performance of the Fund reflects all expenses and management fees and the effect of the maximum sales charge.

  * A share performance assumes the deduction of the maximum front-end sales charge of 5.75%.

 ** Average annual return figures assume the deduction of the maximum contingent deferred sales charge of 5.00%; however, the line graph does not. B shares were first offered on July 15, 1998. Performance results shown prior to July 15, 1998 are those of Class A shares without the sales charge. The performance results for B shares involved in the Financial Highlights table in the financial statements represent actual performance from the inception date of the B shares. B shares have an ongoing 0.75% distribution and administrative services fee which does not apply to A shares and which if reflected, would have lowered performance shown.

*** The inception date of the K shares was July 22, 1996. The K shares did not commence operations until October 21, 1996. For this reason, the performance results for K Shares are those of A Shares without the sales charge prior to such date. The performance results for K Shares included in the Financial Highlights table in the financial statements represent actual performance from the inception date of the K Shares. K Shares, unlike A Shares, are sold without a front-end sales load but have an ongoing 0.75% .75% distribution or administrative services fee (of which 0.25% are currently being waived), which would reduced prior performance.

 ++ The total returns above are calculated from May 31, rather than May 14, for each respective period owing to the unavailability of historical mid-month performance information.

PACIFIC HORIZON ASSET ALLOCATION FUND
PORTFOLIO MANAGER COMMENTARY
--------------------------------------------------------------------------------
Q:    HOW DID THE FUND PERFORM OVER THE PERIOD?

A: For the period February 28, 1999 to May 14, 1999, the Fund (A Shares) posted a total return of 4.50%.* The Fund compares its return against two benchmarks, the Standard & Poor's 500 Composite Stock Price Index and the Lehman Brothers Aggregate Bond Index, which returned 8.34% and 0.05%, respectively.**+ The Fund's allocation as of the period ended May 14, 1999, was 60% in stocks, 39% in bonds and 1% in cash.

The equity portion of the Fund benefited from the strong equity market; performance was driven in large part by a relatively small number of large growth stocks. Investors continued to reward large-capitalization stocks, though small-and mid-capitalization stocks made a strong comeback during the period.

The fixed income portion of the Fund posted a return that closely tracked its benchmark, the Lehman Aggregate Bond Index. This was due to a sector allocation that was generally in line with the index.

Q:    WHY DID THE FUND PERFORM THIS WAY?

A: The technology sector continued to drive returns as Microsoft Corporation (2.6% of net assets), America Online (0.66% of net assets) and
International Business Machines Corporation (1.5% of net assets) were the biggest contributors to performance over the period. America Online was a new addition during the period, after almost single-handily carrying the Standard & Poor's 400 MidCap Index last year. Financial stocks, which were beaten down much of last year, rebounded nicely as the big money center banks and brokerage companies reported strong earnings. Leading the way was Citigroup Inc. (1.3% of net assets), followed by Morgan Stanley Dean Witter & Company (0.66% of net assets). Also, the energy sector provided some strong fuel to the returns as large oil companies such as Exxon Corporation (1.3% of net assets), Chevron Corporation (0.8% of net assets) and Mobil Corporation (1.4% of net assets) posted strong returns in March.

The consumer staples and utilities sectors were the laggards for the period. The consumer staples segment was hit hard by the poor performance of giant Phillip Morris Companies (0.7% of net assets), with much of the damage coming in the last few days of March following a jury verdict against the company. A mild winter in many regions of the country hurt the cash flow of utility companies during the latest period. Additionally, rising interest rates hurt the appeal of this normally high yielding sector.
--------------------------------------------------------------------------------
 * The performance shown does not reflect the maximum front-end sales charge of 5.75%, which may apply to purchases of A Shares. For standardized performance, please refer to the "Fund Performance" table.

** The Standard & Poor's 500 Composite Stock Price Index is an unmanaged index consisting of 500 widely held common stocks. It is not available for investment. The Lehman Aggregate Bond Index is an unmanaged index composed of the Government/Corporate Bond Index, the Asset-Backed Securities Index and the Mortgage-Backed Securities Index and includes U.S. Treasury issues, agency issues, corporate bond issues and mortgage-backed issues. It includes reinvestment of dividends and is unavailable for investment.

 + The benchmark values above are calculated through April 30, 1999. Mid month benchmark values were not available as of May 14, 1999.

The outlook for this Fund may differ from that presented for other Pacific Horizon Funds.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

PACIFIC HORIZON ASSET ALLOCATION FUND
(AS OF MAY 14, 1999)

--------------------------------------------------------------------------------

GROWTH OF A $10,000 INVESTMENT
(HYPOTHETICAL -- PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS.) [GROWTH OF $10,000 INVESTMENT LINE CHART]

                                                                                      LEHMAN BROS
                                  A SHARES          B SHARES          K SHARES      AGGREGATE BOND+     S&P 500 INDEX
                                  --------          --------          --------      ---------------     -------------
1/18/94                              9425             10000             10000             10000             10000
2/28/94                              9322              9893              9446              9826             10000
2/28/95                              9790             10391              9921             10001             10444
2/29/96                             12022             12759             12183             11224             14058
2/28/97                             14143             15010             14324             11824             17741
2/28/98                             17406             18473             17488             13050             23950
2/28/99                             19968             21120             20923             13868             28683
5/14/99                             20867             22020             21825             13989             31127

                               LIPPER BALANCED
                                FUNDS AVERAGE
                               ---------------
1/18/94                             10000
2/28/94                              9901
2/28/95                             10039
2/29/96                             12334
2/28/97                             14133
2/28/98                             17146
2/28/99                             18341
5/14/99                             19693

+ The benchmark values above are calculated through April 30, 1999. Mid month benchmark values were not available as of May 14, 1999.

HOW PERFORMANCE COMPARES

The chart compares the performance of the Pacific Horizon Asset Allocation Fund the (the "Fund") to the S&P 500, an unmanaged index typically used as a performance benchmark for equity investments, and the Lehman Brothers Aggregate Bond Index, an unmanaged index with investment policies similar to the Fund. As illustrated, the Fund fared well compared to other asset allocation funds. The average of asset allocation funds as tracked by Lipper Analytical Services, Inc., measures the performance of other funds with investment objectives and policies similar to those of the Fund. An initial $10,000 investment in the Fund made on January 18, 1994, would be worth $20,867 for A Shares.* The same investment made in the Lipper Balanced Funds Average would be worth $19,693. Correspondingly, a $10,000 investment in B Shares for the same period would be worth $22,020**, and a $10,000 investment in K Shares for the same period would be worth $21,825.***

                  ASSET ALLOCATION FUND
                 AVERAGE ANNUAL RETURNS++
----------------------------------------------------------
             A SHARES           B SHARES       K SHARES***
          Without   With*   Without   With**
           Sales    Sales    Sales    Sales
           Load     Load     Load      Load
----------------------------------------------------------

  1 Year   16.15%   9.48%    15.48%   10.48%      15.54%
  ........................................................

  3 Year   19.25%   16.91%   19.02%   18.31%      18.67%

  ........................................................

  5 Year   18.09%   16.70%   17.95%   17.75%      17.74%

  ........................................................

  Since
Inception  16.11%   14.82%   15.98%   15.89%      15.79%

--------------------------------------------------------------------------------

                            PORTFOLIO COMPOSITION(a)
                       [Asset Allocation Fund Pie Chart]

Common Stocks                 60.3%

Bonds                         38.9%

Cash & Equivalents Stocks      0.7%

Convertible Preferred Stocks   0.1%

---------------
(a) The composition of the Fund's holdings is subject to change.

  A Market-Driven Process

  The Fund's adviser seeks to determine relative values among stocks, bonds and cash equivalents and weights the portfolio accordingly.

  The Fund's adviser looks for the following characteristics within each asset class: Stock holdings that display above-average growth potential and reasonable valuation. The diversified bond portfolio may contain mortgage-backed securities as well as fixed-income obligations that are undervalued in the opinion of the Fund's adviser. The Fund's cash holdings can be viewed as a defensive position in changing markets.

--------------------------------------------------------------------------------

SEE INVESTMENT MANAGER INTERVIEW FOR FACTORS AFFECTING FUND PERFORMANCE.

Investment return and principal value are historical and will vary with market conditions, so an investor's shares, when redeemed, may be worth more or less than their original cost. Return figures for the Fund include change in share price, reinvestment of dividends, and capital gains distributions, if any.

Lipper Analytical Services, Inc. is an independent mutual fund-monitoring organization. Neither the Lipper Balanced Funds Average, the S&P 500 Index, nor the Lehman Brothers Aggregate Bond Index may be invested in directly. The hypothetical investment in the S&P 500 and Lehman Brothers Aggregate Bond Index do not reflect any sales or management fees that would be incurred if an investor were to actually purchase individual securities or mutual funds, while the performance of the Fund reflects all expenses and management fees and the effect of the maximum sales charge.

  * A share performance assumes the deduction of the maximum front-end sales charge of 5.75%.

 ** Average annual return figures assume the deduction of the maximum contingent deferred sales charge of 5.00%; however, the line graph does not. B shares were first offered on July 15, 1998. Performance results shown prior to July 15, 1998 are those of Class A shares without the sales charge. B shares have an ongoing 0.75% distribution and administrative services fee which does not apply to A shares and which if reflected, would have lowered performance shown.

*** The inception date of the K Shares was July 22, 1996. The K Shares did not commence operations until November 11, 1996. For this reason, the performance results for K Shares are those of A Shares without the sales charge prior to such date. The performance results for K Shares included in the Financial Highlights table in the financial statements represent actual performance from the inception date of the K Shares. K Shares, unlike A Shares, are sold without a front-end sales load but have an ongoing 0.75% distribution or administrative services fee (of which 0.25% are currently being waived), which would have reduced prior performance.

 ++ The total returns above are calculated from May 31, rather than May 14, for each respective period owing to the unavailability of historical mid-month performance information.

PACIFIC HORIZON ASSET ALLOCATION FUND
SRF SHARES
(AS OF MAY 14, 1999)
--------------------------------------------------------------------------------

GROWTH OF A $10,000 INVESTMENT
(HYPOTHETICAL -- PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS.) [GROWTH OF $10,000 INVESTMENT LINE CHART]

                                      ASSET ALLOCATION SRF      LEHMAN BROTHERS                             LIPPER BALANCED FUNDS
                                             SHARES          AGGREGATE BOND INDEX+         S&P 500                 AVERAGE
                                      -------------------    ---------------------         -------          ---------------------
2/28/89                                     10000.00               10000.00                10000.00               10000.00
2/28/90                                     11379.00               11275.00                11887.00               11380.00
2/28/91                                     12694.00               12652.00                13636.00               12694.00
2/28/92                                     14375.00               14271.00                15817.00               14376.00
2/28/93                                     15477.00               16011.00                17503.00               15478.00
2/28/94                                     16772.00               16875.00                18960.00               16772.00
2/28/95                                     17522.00               18307.00                20354.00               17522.00
2/28/96                                     21455.00               19277.00                27396.00               21455.00
2/28/97                                     25323.00               20311.00                34431.00               25324.00
2/28/98                                     31183.00               22417.00                46482.00               29419.00
2/28/99                                     35786.00               23823.00                55667.00               31470.00
5/14/99                                     37404.00               24030.00                60410.00               33789.00

---------------
+ The benchmark values above are calculated through April 30, 1999. Mid month benchmark values were not available as of May 14, 1999.

HOW PERFORMANCE COMPARES

The chart compares the performance of the SRF
Shares of the Pacific Horizon Asset Allocation Fund the (the "Fund") to the S&P 500, an unmanaged index typically used as a performance benchmark for equity investments, and the Lehman Brothers
Aggregate Bond Index, an unmanaged index with investment policies similar to the Fund. As illustrated, the Fund fared well compared to other asset allocation funds. The average of asset allocation funds as tracked by Lipper Analytical
Services, Inc., measures the performance of other funds with investment objectives and policies similar to those of the SRF Shares of the Pacific
Horizon, Asset Allocation Fund. An initial $10,000 investment in the Fund made on February 28, 1989, would be worth $37,404. The same investment made in the Lipper Balanced Funds Average would be worth
$33,789.

                                                                                         ASSET ALLOCATION FUND
                                                                                              SRF SHARES
                                                                                       AVERAGE ANNUAL RETURN*++
                                                                                       -------------------------
                                                                                         1 Year        16.18%
                                                                                         .......................
                                                                                         3 Year        19.40%
                                                                                         .......................
                                                                                         5 Year        18.04%
                                                                                         .......................
                                                                                         10 Year       13.46%

SEE INVESTMENT MANAGER INTERVIEW FOR FACTORS AFFECTING FUND PERFORMANCE

Lipper Analytical Services, Inc. is an independent mutual fund-monitoring organization. Neither the Lipper Balanced Funds Average, the S&P 500 Index, nor the Lehman Brothers Aggregate Bond Index may be invested in directly. The hypothetical investment in the S&P 500 and Lehman Brothers Aggregate Bond Index does not reflect any sales or management fees that would be incurred if an investor were to actually purchase individual securities or mutual funds, while the performance of the Fund reflects all expenses and management fees.

 * Investment return and principal value are historical and will vary with market conditions, so an investor's shares, when redeemed, may be worth more or less than their original cost. Return figures for the Fund include change in share price, reinvestment of dividends, and capital gains distributions. The SRF Share class performance prior to June 23, 1997 represents the performance of the Seafirst Asset Allocation Fund of the former Seafirst Retirement Funds and its predecessor Seafirst Asset Allocation Fund of the Collective Investment Trust (CIT) for Seafirst Retirement Accounts. The inception date of the CIT Fund was 3/9/88.

++ The total returns above are calculated from May 31, rather than May 14, for each respective period owing to the unavailability of historical mid-month performance information.

PACIFIC HORIZON INTERMEDIATE BOND FUND
PORTFOLIO MANAGER COMMENTARY
--------------------------------------------------------------------------------
Q:    HOW DID THE FUND PERFORM OVER THE PERIOD?

A: Over the period between March 1 and May 14th, Pacific Horizon Intermediate Bond Fund (A Shares) posted a return of 0.66%**, within four basis points of its benchmark, the Lehman Intermediate Government/Corporate Index*+ (the "Index").

Q:    WHY DID THE FUND PERFORM THIS WAY?

A: The Fund's performance was due to an asset allocation that closely tracks the composition of the Index. The unexpected strength in the fourth quarter Gross Domestic Product numbers, reported at the end of March, helped spread sectors (those securities which trade at a "spread" over U.S. Treasuries) but was unfavorable toward the Treasury yield curve. As a result of the perceived reduction of the "flight-to-quality" of 1998 and a return to normalcy, the U.S. Treasury yield curve rose across the board. This rise in the yield curve negatively impacted the performance of all indices and portfolios holding U.S. government securities.

May was not a very auspicious month for the global capital markets. Equity markets fell, yield levels rose and spreads widened. The generalized spread widening was the first across-the-board risk premium expansion for U.S. fixed-income markets since the October 1998. The rise in yields was exacerbated by the downturn in U.S. equities. Some sectors such as asset-backed securities gave up almost three months worth of gains, returning to mid-February trading levels.
--------------------------------------------------------------------------------
 * The Lehman Government/Corporate Bond Index is an unmanaged index comprised of U.S. Government, U.S. Treasury and agency securities, corporate and yankee bonds and includes reinvestment of dividends. It is unavailable for investment.

** The performance shown does not reflect the maximum front-end sales charge of 3.25%, which may apply to purchases of A Shares. For standardized performance, please refer to the "Fund Performance" table.

 + The benchmark values above are calculated through April 30, 1999. Mid month benchmark values were not available as of May 14, 1999.

The outlook for this Fund may differ from that presented for other Pacific Horizon Funds.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

PACIFIC HORIZON INTERMEDIATE BOND FUND
(AS OF MAY 14, 1999)

--------------------------------------------------------------------------------

GROWTH OF A $10,000 INVESTMENT
(HYPOTHETICAL -- PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS.) [GROWTH OF $10,000 INVESTMENT LINE CHART]

                                              A SHARES               K SHARES                                  LEHMAN BROTHERS
                                              --------               --------         LIPPER INTERMEDIATE       INTERMEDIATE
                                                                                        INVESTMENT FUNDS     GOVERNMENT CORPORATE
                                                                                            AVERAGE+              BOND INDEX+
                                                                                      -------------------    --------------------
1/24/94                                        9675.00               10000.00               10000.00               10000.00
2/28/94                                        9565.00                9890.00                9891.00                9852.00
8/31/94                                        9514.00                9837.00                9839.00                9800.00
2/28/95                                        9782.00               10115.00               10116.00               10066.00
8/31/95                                       10412.00               10766.00               10767.00               10727.00
2/29/96                                       10804.00               11172.00               11173.00               11148.00
8/31/96                                       10793.00               11160.00               11162.00               11203.00
2/28/97                                       11228.00               11596.00               11586.00               11705.00
2/28/98                                       12059.00               12385.00               12617.00               12708.00
2/28/99                                       12649.00               12974.00               13219.00               13486.00
5/14/99                                       12732.00               13035.00               13356.00               13664.00

---------------
+ The benchmark values above are calculated through April 30, 1999. Mid month benchmark values were not available as of May 14, 1999.

HOW PERFORMANCE COMPARES

The chart compares the performance of the Pacific Horizon Intermediate Bond Fund (the "Fund") to the Lehman Brothers Intermediate Government/Corporate Bond Index which is an unmanaged index typically used as a performance benchmark for intermediate term investments.

As illustrated, the Fund tracked the performance of other intermediate bond funds. The average of intermediate investment funds reported by Lipper Analytical Services, Inc. measures the performance of other funds with investment objectives and policies similar to those of the Fund. An initial $10,000 investment in the Fund made on January 24, 1994, would be worth $12,732 for A Shares.* The same investment made in the Lipper Intermediate Investment Funds Average would be worth $13,356. Correspondingly, a $10,000 investment in K Shares for the same period would be worth $13,035.**

                    INTERMEDIATE BOND FUND
                    AVERAGE ANNUAL RETURN++
---------------------------------------------------------------
                                 A SHARES            K SHARES**
                           Without       With*
                            Sales        Sales
                            Load         Load
---------------------------------------------------------------

  1 Year                    3.96%         0.54%         3.68%
  .............................................................

  3 Year                    6.07%         4.91%         5.72%
  .............................................................

  5 Year                    6.33%         5.62%         6.12%
  .............................................................

  Since Inception           5.32%         4.66%         5.12%

--------------------------------------------------------------------------------

                            PORTFOLIO COMPOSITION(a)
            [Intermediate Bond Fund Portfolio Composition Pie Chart]

Corporate Bonds                         35.3%
Cash Equivalents                        1.9%
U.S. Treasury Obligations              21.2%
Collateralized Mortgage Obligations    10.7%
U.S. Gov't Agency Obligations           9.3%
Asset Backed Securities                21.6%


---------------
(a) The composition of the Fund's holdings is subject to change.

 Quality

    This fund invests in a diversified portfolio of investment-grade U.S. Government, mortgage-backed, asset-backed, corporate and municipal bonds in order to provide current income and capital appreciation. The security selection process also depends on information about broad economic factors that can affect the bond markets.

--------------------------------------------------------------------------------

SEE INVESTMENT MANAGER INTERVIEW FOR FACTORS AFFECTING FUND PERFORMANCE.

Investment return and principal value are historical and will vary with market conditions, so an investor's shares, when redeemed, may be worth more or less than their original cost. Return figures for the Fund include change in share price, reinvestment of dividends, and capital gains distributions, if any.

Lipper Analytical Services, Inc. is an independent mutual fund-monitoring organization. Neither the Lipper Intermediate Investment Funds Average, nor the Lehman Brothers Intermediate Government/Corporate Bond Index may be invested in directly. The hypothetical investment in the Lehman Brothers Intermediate Government/Corporate Bond Index does not reflect any sales or management fees that would be incurred if an investor were to actually purchase individual securities or mutual funds, while the performance of the Fund reflects all expenses and management fees and the effect of the maximum sales charge.

 * A share performance assumes the deduction of the maximum front-end sales charge of 3.25%.

** The inception date of the K Shares was July 22, 1996. The K Shares did not commence operations until November 20, 1996. For this reason, the performance results for K Shares are those of A Shares without the sales charge for the period prior to November 20, 1996 combined with actual K Share performance from November 20, 1996 through February 28, 1999. The performance results for K Shares included in the Financial Highlights table in the financial statements represent actual performance from the inception date of the K Shares. K Shares, unlike A Shares, are sold without a front-end sales load but have an ongoing 0.75% distribution or administrative services fee (of which 0.25% are currently being waived), which would have reduced prior performance.

++ The total returns above are calculated from May 31, rather than May 14, for each respective period owing to the unavailability of historical mid-month performance information.

PACIFIC HORIZON INTERMEDIATE BOND FUND
SRF SHARES
(AS OF MAY 14, 1999)
--------------------------------------------------------------------------------

GROWTH OF A $10,000 INVESTMENT
(HYPOTHETICAL -- PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS.) [GROWTH OF $10,000 INVESTMENT LINE CHART]

                                                                                                        LEHMAN BROS INTERMEDIATE
                                                  INTERMEDIATE BOND SRF       LIPPER INTERNATIONAL        GOVERNMENT/CORPORATE
                                                         SHARES             INVESTMENT FUNDS AVERAGE+          BOND INDEX+
                                                  ---------------------     -------------------------   ------------------------
2/28/89                                                 10000.00                    10000.00                    10000.00
2/28/90                                                 11130.00                    11005.00                    11176.00
2/28/91                                                 12350.00                    12143.00                    12456.00
2/28/92                                                 13684.00                    13680.00                    13947.00
2/28/93                                                 15118.00                    15361.00                    15571.00
2/28/94                                                 15586.00                    16209.00                    16169.00
2/28/95                                                 15830.00                    16336.00                    16387.00
2/28/96                                                 17397.00                    18175.00                    18150.00
2/28/97                                                 18048.00                    19495.00                    19349.00
2/28/98                                                 19344.00                    21289.00                    20046.00
2/28/99                                                 20287.00                    22304.00                    21273.00
5/14/99                                                 20425.00                    22536.00                    21554.00

---------------
+ The benchmark values above are calculated through April 30, 1999. Mid month benchmark values were not available as of May 14, 1999.

HOW PERFORMANCE COMPARES

The chart compares the performance of the SRF
Shares of the Pacific Horizon Intermediate Bond
Fund (the "Fund") to the Lehman Brothers
Intermediate Government/ Corporate Bond Index, which is an unmanaged index typically used as a performance benchmark for intermediate term investments.

As illustrated, the Fund tracked the performance of other intermediate bond funds. The average of intermediate investment funds reported by Lipper
Analytical Services, Inc. measures the performance of other funds with investment objectives and policies similar to those of the Fund. An initial
$10,000 investment in the Fund made on February 28, 1989, would be worth $20,425. The same investment made in the Lipper Intermediate Investment Funds
Average would be worth $22,536.

                                                                                        INTERMEDIATE BOND FUND
                                                                                              SRF SHARES
                                                                                       AVERAGE ANNUAL RETURNS*++
                                                                                       -------------------------

                                                                                         1 Year        3.87%
                                                                                         .......................

                                                                                         3 Year        5.98%
                                                                                         .......................

                                                                                         5 Year        6.09%
                                                                                         .......................

                                                                                         10 Year       6.93%

SEE INVESTMENT MANAGER INTERVIEW FOR FACTORS AFFECTING FUND PERFORMANCE.

 * Lipper Analytical Services, Inc. is an independent mutual fund-monitoring organization. Neither the Lipper Intermediate Investment Funds Average, nor the Lehman Brothers Intermediate Government/Corporate Bond Index may be invested in directly. The hypothetical Investment in the Lehman Brothers Intermediate Government/Corporate Bond Index, does not reflect any sales of management fees that would be incurred if an investor were to actually purchase individual securities or mutual funds, while the performance of the Fund reflects all expenses and management fees and the effect of the maximum sales charge.

 * Investment return and principal value are historical and will vary with market conditions, so an investor's shares, when redeemed, may be worth more or less than their original cost. Return figures for the Fund include change in share price, reinvestment of dividends, and capital gains distributions. The SRF Share class performance prior to June 23, 1997 represents the performance of the Seafirst Intermediate Bond Fund of the former Seafirst Retirement Funds and its predecessor Seafirst Intermediate Bond Fund of the Collective Investment Trust (CIT) for Seafirst Retirement Accounts. The inception date of the CIT Fund was 3/9/88.

++ The total returns above are calculated from May 31, rather than May 14, for each respective period owing to the unavailability of historical mid-month performance information.

PACIFIC HORIZON BLUE CHIP FUND
PORTFOLIO MANAGER COMMENTARY
--------------------------------------------------------------------------------
Q:    HOW DID THE FUND PERFORM OVER THE PERIOD?

A: The Fund posted a total return of 7.45%** (A Shares) compared to 8.34% for the Standard & Poor's 500 Composite Stock Price Index*+ for the period
March 1, 1999 to May 14, 1999.

The Fund benefited from the strong equity markets; performance was driven in large part by a relatively small number of large growth stocks. Investors continued to reward large-capitalization stocks, though small- and mid-capitalization stocks made a strong comeback during the period.

Q:    WHY DID THE FUND PERFORM THIS WAY?

A: The technology sector continued to drive returns as Microsoft Corporation (4.2% of net assets), America Online (1.1% of net assets) and
International Business Machines Corporation (2.5% of net assets) were the biggest contributors to performance over the period. America Online was a new addition during the period, after almost single-handily carrying the S&P 400 MidCap index last year. Financials, which were beaten down much of last year, rebounded nicely as the big money center banks and brokerage companies reported strong earnings. Leading the way was Citigroup Inc. (2.2% of net assets), followed by Morgan Stanley Dean Witter & Company (1.1% of net assets). Also, the energy sector provided some fuel to returns as large oil companies such as Exxon Corporation (2.3% of net assets) and Mobil Corporation (1.3% of net assets) showed strong performance during March.

The consumer staples and utilities sectors were the laggards for the period and detracted from performance. The consumer staples segment was hit hard by the poor performance of giant Phillip Morris Companies (1.1% of net assets), with much of the damage coming in the last few days of March following a jury verdict against the company. A mild winter in many regions of the country hurt the cash flow of utility companies during the latest period. Additionally, rising interest rates hurt the appeal of this normally high yielding sector.
--------------------------------------------------------------------------------
 * The Standard & Poor's 500 Composite Stock Price Index is an unmanaged index consisting of 500 widely held common stocks. It is not available for investment.

** The performance shown does not reflect the maximum front-end sales charge of 5.75%, which may apply to purchases of A Shares. For standardized performance, please refer to the "Fund Performance" table.

 + The benchmark values above are calculated through April 30, 1999. Mid month benchmark values were not available as of May 14, 1999.

   The outlook for this Fund may differ from that presented for other Pacific Horizon Funds.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

PACIFIC HORIZON BLUE CHIP FUND
(AS OF MAY 14, 1999)

--------------------------------------------------------------------------------

GROWTH OF A $10,000 INVESTMENT
(HYPOTHETICAL -- PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS.) [BLUE CHIP FUND PERFORMANCE GRAPH]

                                                                                              LIPPER GROWTH
                                    A SHARES            B SHARES            K SHARES          FUNDS AVERAGE       S&P 500 INDEX
                                    --------            --------            --------          -------------       -------------
1/13/94                              9425.00            10000.00            10000.00            10000.00            10000.00
2/28/94                              9403.00             9980.00             9980.00             9844.00             9729.00
8/31/94                              9739.00            10337.00            10337.00             9814.00            10046.00
2/28/95                             10118.00            10738.00            10730.00             9941.00            10444.00
8/31/95                             11769.00            12491.00            12491.00            11856.00            12197.00
2/29/96                             13496.00            14323.00            14023.00            13066.00            14064.00
8/31/96                             13885.00            14737.00            14737.00            13397.00            14481.00
2/28/97                             17140.00            18192.00            18158.00            15454.00            17741.00
2/28/98                             22961.00            24369.00            24177.00            20150.00            23950.00
2/28/99                             27227.00            28790.00            28520.00            22816.00            27866.00
5/14/99                             29264.00            30889.00            30622.00            25184.00            30240.00

HOW PERFORMANCE COMPARES

The chart compares the performance of the Pacific Horizon Blue Chip Fund (the "Fund") to the S&P 500, which is an unmanaged index typically used as a performance benchmark for equity investments. As illustrated, the Fund has fared well compared to other growth funds. The average of growth funds as tracked by Lipper Analytical Services, Inc. measures the performance of other funds with investment objectives and policies similar to those of the Pacific Horizon Blue Chip Fund.

An initial $10,000 investment in the Fund made on January 13, 1994, would be worth $29,264 for A Shares*. The same investment made in the Lipper Growth Funds Average, would be worth only $25,184. Correspondingly, a $10,000 investment in B Shares for the same period would be worth $30,889**, and a $10,000 in K Shares for the same period would be worth $30,622.***

                       BLUE CHIP FUND
                  AVERAGE ANNUAL RETURNS++
------------------------------------------------------------
                CLASS A            CLASS B        CLASS K***
            Without   With*    Without   With**
             Sales    Sales     Sales    Sales
             Load      Load     Load      Load
------------------------------------------------------------

  1 Year    22.52%    15.46%   21.89%    16.89%     21.91%
  ..........................................................

  3 Year    27.65%    25.16%   27.43%    26.81%     27.06%
  ..........................................................

  5 Year    26.02%    24.54%   25.89%    25.73%     25.67%
  ..........................................................

  Since
  Inception 23.65%    22.28%   23.53%    23.46%     23.33%

--------------------------------------------------------------------------------

                            PORTFOLIO COMPOSITION(a)
                      [BLUE CHIP FUND PORTFOLIO PIE CHART]

Other Industries                                38.3%
Cash Equivalents                                 1.1%
Computer Hardware                                6.3%
Utilities - Telephone                            8.4%
Communications                                   5.3%
Retail                                           5.2%
Oil (International)                              4.9%
Cosmetics & Toiletries                           3.2%
Financial - Banks & Trusts                       7.9%
Financial Services                               5.7%
Pharmaceuticals                                  8.1%
Computer Services & Software                     5.6%

---------------
(a) The composition of the Fund's holdings is subject to change.

                TOP TEN HOLDINGS
               AS OF MAY 14, 1999
-------------------------------------------------------------
                                                 PERCENT OF
COMPANY                                          NET ASSETS
-------------------------------------------------------------

 Microsoft Corp.                                     4.25%
 .............................................................

 General Electric Co.                                2.90%
 .............................................................

 International Business Machines Corp.               2.49%
 .............................................................

 Exxon Corp.                                         2.29%
 .............................................................

 Citigroup, Inc.                                     2.18%
 .............................................................

 MCI WorldCom, Inc.                                  2.17%
 .............................................................

 Wal-Mart Stores, Inc.                               2.04%
 .............................................................

 Cisco Systems, Inc.                                 1.96%
 .............................................................

 Bristol-Meyers Squibb Co.                           1.94%
 .............................................................

 BellSouth Corp.                                     1.77%
-------------------------------------------------------------

TOTAL                                               23.99%
-------------------------------------------------------------

--------------------------------------------------------------------------------

SEE INVESTMENT MANAGER INTERVIEW FOR FACTORS AFFECTING FUND PERFORMANCE.

Investment return and principal value are historical and will vary with market conditions, so an investor's shares, when redeemed, may be worth more or less than their original cost. Return figures for the Fund include change in share price, reinvestment of dividends, and capital gain distributions, if any.

Lipper Analytical Services, Inc., is an independent mutual fund-monitoring organization. Neither Lipper Growth Funds Average or the S&P 500 can be invested in directly. The hypothetical investment if the S&P 500 does not reflect any sales or management fees that would be incurred if an investor were to actually purchase individual securities or mutual funds, while the performance of the Fund reflects all expenses and management fees and the effect of the maximum sales charge.

  * A share performance assumes the deduction of the maximum front-end sales charge of 5.75%.

 ** Average annual return figures assume the deduction of the maximum contingent deferred sales charge of 5.00% however, the line graph does not. B shares were first offered on July 15, 1998. Performance results shown prior to July 15, 1998 are those of Class A shares without the sales charge. B shares have an ongoing 0.75% distribution and administrative services fee which does not apply to A shares and which if reflected, would have lowered performance shown.

*** The inception date of the K Shares (the date K shares were initially funded) was July 22, 1996. The K shares did not commence operations until November 11, 1996. For this reason, the performance results for K Shares are those of A Shares without the sales charge prior to such date. The performance results for K Shares included in the Financial Highlights table in the financial statements represent actual performance from the inception date of the K Shares. K Shares, unlike A Shares, are sold without a front-end sales load but have an ongoing 0.75% distribution or administrative services fee (of which 0.25% are currently being waived), which would have reduced prior performance.

 ++ The total returns above are calculated from May 31, rather than May 14, for each respective period owing to the unavailability of historical mid-month performance information.

PACIFIC HORIZON BLUE CHIP FUND
SRF SHARES
(AS OF MAY 14, 1999)
--------------------------------------------------------------------------------

GROWTH OF A $10,000 INVESTMENT
(HYPOTHETICAL -- PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS.)

                                                PACIFIC HORIZON BLUE CHIP      LIPPER GROWTH FUNDS
                                                     FUND SRF SHARES                 AVERAGE                     S&P 500
                                                -------------------------      -------------------               -------
2/28/89                                                 10000.00                    10000.00                    10000.00
2/28/90                                                 11927.00                    11517.00                    11887.00
2/28/91                                                 13412.00                    13216.00                    13636.00
2/29/92                                                 15347.00                    16157.00                    15817.00
2/28/93                                                 16111.00                    17069.00                    17503.00
2/28/94                                                 18163.00                    19333.00                    18960.00
2/28/95                                                 19426.00                    20021.00                    20956.00
2/29/96                                                 25908.00                    25552.00                    27369.00
2/28/97                                                 33011.00                    31883.00                    34431.00
2/28/98                                                 44340.00                    41572.00                    46482.00
2/28/99                                                 52716.00                    47072.00                    55667.00
5/14/99                                                 56680.00                    51958.00                    60410.00

HOW PERFORMANCE COMPARES

The chart compares the performance of the SRF
Shares of the Pacific Horizon Blue Chip Fund (the
"Fund") to the S&P 500, which is an unmanaged index typically used as a performance benchmark for equity investments. As illustrated, the Fund has fared well compared to other growth funds. The average of growth funds as tracked by Lipper
Analytical Services, Inc. measures the performance of other funds with investment objectives and policies similar to those of the SRF Shares of the Pacific Horizon Blue Chip Fund. An initial $10,000 investment in the Fund made on February 28, 1989, would be worth $56,680. The same investment made in the Lipper Growth Funds Average, would be worth only $51,958.

                                                                                            BLUE CHIP FUND
                                                                                              SRF SHARES
                                                                                       AVERAGE ANNUAL RETURN*++
                                                                                       -------------------------

                                                                                         1 Year       22.90%
                                                                                         .......................

                                                                                         3 Year       28.02%
                                                                                         .......................

                                                                                         5 Year       26.10%
                                                                                         .......................

                                                                                         10 Year      17.77%

SEE INVESTMENT MANAGER INTERVIEW FOR FACTORS AFFECTING FUND PERFORMANCE.

Lipper Analytical Services, Inc., is an independent mutual fund-monitoring organization. Neither the Lipper Growth Funds Average nor the S&P 500 can be invested in directly. The hypothetical investment in the S&P 500 does not reflect any sales or management fees that would be incurred in an investor were to actually purchase individual securities or mutual funds, while the performance of the Fund reflects all expenses and management fees.

 * Investment return and principal value are historical and will vary with market conditions, so an investor's shares, when redeemed, may be worth more or less than their original cost. Return figures for the Fund include change in share price, reinvestment of dividends, and capital gain distributions. The SRF Share class performance prior to June 23, 1997 represents the performance of the Seafirst Blue Chip Fund of the former Seafirst Retirement Funds and its predecessor Seafirst Blue Chip Fund of the Collective Investment Trust (CIT) for Seafirst Retirement Accounts. The inception date of the CIT fund was 3/9/88.

++ The total returns above are calculated from May 31, rather than May 14, for each respective period owing to the unavailability of historical mid-month performance information.

PACIFIC HORIZON CALIFORNIA TAX EXEMPT MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
MAY 14, 1999
--------------------------------------------------------------------------------

                                                   MOODY'S         S&P                                          AMORTIZED
                                                  RATINGS+      RATINGS+             MATURITY    PRINCIPAL         COST
                  DESCRIPTION                    (UNAUDITED)   (UNAUDITED)   RATE      DATE       AMOUNT         (NOTE 2)
                  -----------                    -----------   -----------   ----    --------    ---------      ---------
SHORT-TERM TAX-EXEMPT INVESTMENTS
CALIFORNIA -- 88.5%
    Alameda Corridor Transportation Authority,
      Municipal Securities Treasury Receipts,
      Series CMC1 (final maturity 10/1/13)*....  VMIG1/Aaa      A1c/AAA       3.40%  05/17/99   $ 7,740,000   $    7,740,000
    California General Obligation (final
      maturity 4/1/04)* 144A...................    NR/NR        A1+/AAA       3.25%  05/15/99    15,100,000       15,100,000
    California General Obligation, Class A
      (final maturity 2/1/06)* 144A............    A1+/AA        NR/NR        3.44%  05/20/99    10,000,000       10,000,000
    California Health Facilities Financing
      Authority (final maturity 8/1/16)*
      144A.....................................    NR/Aaa       NR/AAA        3.10%  05/17/99    11,950,000       11,950,000
    California Health Facilities Financing
      Authority, Adventist Health System,
      Series A (MBIA Insured) (final maturity
      9/1/28)*.................................  VMIG1/Aaa      A1+/AAA       3.35%  05/17/99     4,950,000        4,950,000
    California Health Facilities Financing
      Authority, Kaiser Permanente, Series A
      (final maturity 10/1/18)*................    A3/NR         A/NR         7.00%  05/17/99     8,770,000        9,111,767
    California Health Facilities Financing
      Authority, Memorial Health Services
      (final maturity 10/1/24)*................   VMIG1/A1      A1+/AA-       3.40%  05/19/99     8,100,000        8,100,000
    California Health Facilities Financing
      Authority, Series C (final maturity
      6/1/12)*.................................  VMIG1/Aaa       NR/NR        3.40%  05/19/99    10,995,000       10,995,000
    California Health Facilities Financing
      Authority, Stanford Health Care, Series B
      (AMBAC Insured)..........................    Aaa/A1       AAA/A+        5.00%  11/15/99     1,200,000        1,211,819
    California Housing Finance Agency, Single
      Family Meeting Purchase, Series B (AMT)
      (GIC-FGIC Insured) (final maturity
      2/1/00)*.................................   MIG1/NR       Sp1+/NR       3.00%  02/01/00     6,865,000        6,865,000
    California Housing Financing Agency (final
      maturity 2/1/24)*........................  VMIG1/Aa2       NR/NR        3.46%  05/17/99     4,900,000        4,900,000
    California Housing Financing Agency, Multi-
      Unit Rental Revenue Authority (MBIA
      Insured) (final maturity 8/1/07)*........    NR/Aaa       NR/AAA        3.00%  05/17/99     2,000,000        2,000,000
    California Housing Financing Agency, Multi-
      Unit Rental Revenue Authority (MBIA
      Insured) (final maturity 8/1/08)*........    NR/Aaa       NR/AAA        3.00%  05/17/99     2,775,000        2,775,000
    California Pollution Control Financing
      Authority, Atlantic Richfield Company
      Project, Series 1994 (AMT) (final
      maturity 12/1/24)*.......................   VMIG1/A2       A1/A         3.45%   5/20/99    10,700,000       10,700,000
    California Pollution Control Financing
      Authority, Calsan, Inc. Project, Series A
      (AMT) (final maturity 12/1/11)*..........    NR/NR         NR/NR        3.60%  05/19/99     1,600,000        1,600,000
    California Pollution Control Financing
      Authority, Chevron USA Inc. Project
      (final maturity 5/15/02)*................    P1/Aa2        AA/NR        3.10%  05/15/99     3,790,000        3,793,638
    California Pollution Control Financing
      Authority, Delano Power Project (AMT)
      (LOC -- ABN AMRO Bank) (final maturity
      8/1/19)*.................................    NR/Aa2        NR/NR        3.45%  05/17/99     3,600,000        3,600,000
    California Pollution Control Financing
      Authority, Pacific Gas & Electric
      (LOC -- Toronto Dominion Bank) (final
      maturity 12/1/18)*.......................    NR/NR        A1+/AA+       3.35%  05/17/99     1,900,000        1,900,000

See Notes to Financial Statements.

PACIFIC HORIZON CALIFORNIA TAX EXEMPT MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
MAY 14, 1999 (CONTINUED)
--------------------------------------------------------------------------------

                                                   MOODY'S         S&P                                          AMORTIZED
                                                  RATINGS+      RATINGS+             MATURITY    PRINCIPAL         COST
                  DESCRIPTION                    (UNAUDITED)   (UNAUDITED)   RATE      DATE       AMOUNT         (NOTE 2)
                  -----------                    -----------   -----------   ----    --------    ---------      ---------
    California Pollution Control Financing
      Authority, Pacific Gas & Electric, Series
      B (AMT) (LOC -- Rabobank Nederland)
      (final maturity 12/1/16)*................    NR/NR        A1+/AAA       3.45%  05/19/99   $ 1,000,000   $    1,000,000
    California Pollution Control Financing
      Authority, Pacific Gas & Electric, Series
      1997C (AMT) (LOC -- Kredietbank N.V.)
      (final maturity 11/1/26)*................    NR/NR        A1+/AA+       3.40%  05/17/99    67,000,000       67,000,000
    California Pollution Control Financing
      Authority, Solid Waste Disposal, Santa
      Clara Valley, Series A (AMT)
      (LOC -- Commerica Bank) (final maturity
      3/1/18)*.................................    NR/NR         NR/NR        3.60%  05/19/99     1,900,000        1,900,000
    California Pollution Control Financing
      Authority, Southern California Edison Co.
      Project, Series 1986D (final maturity
      2/28/08)*................................    P1/A1         A1/A+        3.35%  05/17/99    18,000,000       18,000,000
    California Pollution Control Revenue
      Financing Authority, Southern California
      Edison, Series 1985B (final maturity
      3/01/08)*................................    P1/NR        A1+/NR        2.90%  07/08/99     4,200,000        4,200,000
    California Pollution Control Revenue
      Financing Authority, Southern California
      Edison, Series 1985B.....................    P1/NR        A1+/NR        2.70%  08/24/99    15,100,000       15,100,000
    California Pollution Control Revenue
      Financing Authority, Southern California
      Edison, Series 1985D (final maturity
      3/01/08)*................................    P1/NR        A1+/NR        2.75%  09/09/99     9,800,000        9,800,000
    California School Cash Reserve Program
      Authority Pool, Series A.................   MIG1/NR       Sp1+/NR       4.50%  07/02/99    42,050,000       42,098,049
    California State Department of Water (final
      maturity 12/1/29)*.......................    NR/AAA        A+/AA        3.44%  05/20/99    17,270,000       17,270,000
    California State Economic Development
      Financing Authority, Industrial
      Development Revenue, Volk Enterprises
      Incorporation Project (LOC -- Harris
      Trust & Savings Bank) (final maturity
      6/1/21)*.................................    NR/NR        A1+/AA-       3.35%  05/19/99     2,050,000        2,050,000
    California State Municipal Receipts (AMBAC
      Insured) (final maturity 6/1/21)* 144A...    NR/NR         NR/NR        3.40%  05/19/99    15,950,000       15,950,000
    California State Municipal Receipts (FGIC
      Insured) (final maturity 9/1/21)* 144A...    NR/NR        A1+/AAA       3.46%  05/19/99     3,975,000        3,975,000
    California State Revenue Anticipation
      Notes....................................   MIG1/NR       Sp1+/NR       4.00%  06/30/99    33,000,000       33,040,049
    California State (final maturity
      2/1/21)*.................................    NR/NR       A1+c/AAA       3.49%  05/19/99    35,000,000       35,000,000
    California State (final maturity
      9/1/16)*.................................    NR/NR        A1+/AAA       3.49%  05/19/99     8,385,000        8,385,000
    California Statewide Community Development
      Authority, Certificates of Participation,
      Memorial Health Services (final maturity
      10/1/26)*................................   VMIG1/A1      A1+/AA-       3.40%  05/19/99    23,600,000       23,600,000
    California Statewide Community Development
      Authority, Chevron USA, Inc. Project
      (AMT) (final maturity 12/15/24)*.........    NR/Aa2        NR/NR        3.40%  05/17/99     2,500,000        2,500,000
    California Statewide Community Development
      Authority, Pittsburgh Plaza Apartments,
      Series K (final maturity 9/1/27)*........    NR/NR        A1+/AAA       3.60%  05/17/99     4,600,000        4,600,000
    California Statewide Community Development
      Authority, Special Facilities (final
      maturity 10/1/34)*.......................    NR/NR         NR/NR        3.54%  05/17/99    23,940,000       23,940,000

See Notes to Financial Statements.

PACIFIC HORIZON CALIFORNIA TAX EXEMPT MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
MAY 14, 1999 (CONTINUED)
--------------------------------------------------------------------------------

                                                   MOODY'S         S&P                                          AMORTIZED
                                                  RATINGS+      RATINGS+             MATURITY    PRINCIPAL         COST
                  DESCRIPTION                    (UNAUDITED)   (UNAUDITED)   RATE      DATE       AMOUNT         (NOTE 2)
                  -----------                    -----------   -----------   ----    --------    ---------      ---------
    California Statewide Community Development
      Authority, The Terraces at PK Marino
      Project (AMT) (final maturity 7/1/27)*...    NR/NR        A1+/AAA       3.60%  05/17/99   $ 7,355,000   $    7,355,000
    California Statewide Community Development,
      Series B (AMT) (final maturity
      11/1/15)*................................    NR/NR        A1+/AA+       3.50%  05/19/99     1,005,000        1,005,000
    California Transportation Finance Authority
      (FSA Insured) (final maturity
      10/1/27)*................................    NR/NR        A1+/AAA       3.40%  05/19/99     4,000,000        4,000,000
    Campbell Elementary School, Tax & Revenue
      Anticipation Notes.......................   MIG1/NR        NR/NR        4.00%  08/02/99     2,000,000        2,001,880
    Chaffey High School District, Series A
      (FGIC Insured)...........................    A1/Aaa       AAA/NR        4.00%  08/01/99     2,365,000        2,366,960
    Chula Vista Industrial Development, San
      Diego Gas & Electric Co., Series 1992C
      (AMT)....................................    P1/NR        A1+/NR        2.85%  08/13/99     3,000,000        3,000,000
    Chula Vista Industrial Development Revenue,
      San Diego Gas & Electric, Series A (final
      maturity 7/1/21)*........................   VMIG1/A2       A1/A+        3.35%  05/17/99     5,200,000        5,200,000
    Chula Vista Industrial Development, San
      Diego Gas & Electric Co., Series B (AMT)
      (final maturity 12/1/27)*................   VMIG1/A1      A1+/AA-       3.45%  05/19/99    11,000,000       11,000,000
    City of Long Beach (final maturity
      5/15/15)*................................    NR/NR        A1+/AAA       3.44%  05/19/99    13,000,000       13,000,000
    Contra Costa County Multi-Family Housing
      Revenue, Park Regency, Series A (AMT)
      (LOC -- State Street Bank & Trust) (final
      maturity 8/1/32)*........................    NR/NR        A1+/AA        3.40%  05/19/99     7,500,000        7,500,000
    Duarte Certificates of Participation, City
      of Hope, National Medical Center (final
      maturity 4/1/00)*........................   Baa2/NR        NR/NR        5.50%  05/17/99     3,020,000        3,081,149
    Foothill/Eastern Corridor Agency, Toll Road
      Revenue, Series B (LOC -- Morgan Guaranty
      Trust) (final maturity 1/2/35)*..........    NR/NR        A1+/AA+       3.30%  05/20/99    20,200,000       20,200,000
    Foothill/Eastern Corridor Agency, Toll Road
      Revenue, Series D (final maturity
      1/2/35)*.................................    NR/NR        A1+/AA+       3.35%  05/20/99    15,000,000       15,000,000
    Fremont Multi-Family Housing Authority,
      Series E (LOC -- Bayerische Landesbank)
      (final maturity 9/1/14)*.................    NR/NR        A1+/AAA       3.40%  05/20/99     9,790,000        9,790,000
    Grossmont United High School District,
      Certificates of Participation, 1997
      Facility Bridge Funding Project (FSA
      Insured) (final maturity 9/1/26)*........  VMIG1/Aaa      A1+/AAA       4.10%  09/01/99     2,385,000        2,392,642
    Hayward Multi-Family Housing Revenue,
      Shorewood, Series A (FGIC Insured) (final
      maturity 8/1/14)*........................  VMIG1/Aaa      AAA/NR        3.30%  05/20/99    17,800,000       17,800,000
    Hayward Multi-Family Housing Revenue,
      Timber Apartments, Series A (AMT)
      (LOC -- Chase Manhattan Bank) (final
      maturity 3/1/33)*........................  VMIG1/Aa2       NR/NR        3.40%  05/19/99     3,800,000        3,800,000
    Indio Multi-Family Housing, Western Federal
      Savings Project (LOC -- Wells Fargo &
      Co.) (final maturity 6/1/05)*............    NR/NR        A1+/AA-       3.45%  05/20/99     4,965,000        4,965,000
    Irvine Improvement Bond Act 1915, District
      87-8, (LOC -- KBC Bank N.V.) (final
      maturity 9/2/24)*........................  VMIG1/Aa3      A1+/AA-       3.35%  05/17/99     1,100,000        1,100,000
    Irvine Improvement Board Act 1915 (LOC --
      National Westminster) (final maturity
      9/2/15)*.................................  VMIG1/Aa2      A1+/AA-       3.35%  05/17/99    10,682,000       10,682,000

See Notes to Financial Statements.

PACIFIC HORIZON CALIFORNIA TAX EXEMPT MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
MAY 14, 1999 (CONTINUED)
--------------------------------------------------------------------------------

                                                   MOODY'S         S&P                                          AMORTIZED
                                                  RATINGS+      RATINGS+             MATURITY    PRINCIPAL         COST
                  DESCRIPTION                    (UNAUDITED)   (UNAUDITED)   RATE      DATE       AMOUNT         (NOTE 2)
                  -----------                    -----------   -----------   ----    --------    ---------      ---------
    Irvine Improvement Board Act 1915, District
      97-16 (LOC -- Societe Generale) (final
      maturity 9/2/22)*........................  VMIG1/Aa3      A1+/AA-       3.35%  05/17/99   $ 8,000,000   $    8,000,000
    Irvine Ranch Water District (LOC --
      Commerzbank A.G.) (final maturity
      1/1/21)*.................................  VMIG1/Aa3      A1+/AA-       3.35%  05/17/99     1,600,000        1,600,000
    Irvine Ranch Water District (LOC --
      Landesbank Hessen) (final maturity
      10/1/00)*................................    NR/NR        A1+/AAA       3.35%  05/17/99     4,200,000        4,200,000
    Long Beach Harbor (AMT)....................    P1/NR        A1+/NR        2.85%  07/14/99     3,900,000        3,900,000
    Long Beach Harbor (AMT)....................    P1/NR        A1+/NR        2.90%  07/14/99    10,000,000       10,000,000
    Long Beach Health Facilities, Memorial
      Health Service (final maturity
      10/1/16)*................................   VMIG1/A1      A1+/AA-       3.40%  05/19/99     8,950,000        8,950,000
    Long Beach (AMT) (final maturity 5/15/07)*
      144A.....................................  VMIG1/Aaa       NR/NR        3.55%  05/19/99     9,995,000        9,995,000
    Los Angeles Community Redevelopment Agency,
      Academy Village Apartments, Series A
      (AMT) (LOC -- Swiss Bank) (final maturity
      10/1/19)*................................  VMIG1/Aaa       NR/NR        3.45%  05/17/99    20,000,000       20,000,000
    Los Angeles Convention & Exhibition Center
      Authority, Certificates of Participation,
      Series A (final maturity 8/15/18)*.......    AAA/NR       AAA/NR       7.375%  05/17/99     7,880,000        8,078,835
    Los Angeles County Capital Asset Lease
      Corporation..............................    P1/NR        A1+/NR        3.00%  08/04/99    12,060,000       12,060,000
    Los Angeles County Metropolitan
      Transportation Authority (AMBAC Insured)
      (final maturity 7/1/17)* 144A............    NR/NR        A1+/AAA       3.49%  05/20/99     2,100,000        2,100,000
    Los Angeles County Metropolitan
      Transportation Authority, Municipal
      Treasury Receipts, Series SGB3 (FSA
      Insured) (final maturity 7/1/16)*........    NR/NR        A1+/AAA       3.46%  05/20/99     5,500,000        5,500,000
    Los Angeles County Transportation
      Commission, Sales Tax Revenue............    P1/NR        A1+/NR        2.75%  08/11/99     7,500,000        7,500,000
    Los Angeles County, Metropolitan
      Transportation Authority, Sales Tax
      Revenue, Series CMC2 (final maturity
      7/1/11)* 144A............................  VMIG1/Aaa       NR/NR        3.40%  05/19/99    13,355,000       13,355,000
    Los Angeles Department of Water & Power....    P1/NR        A1+/NR        2.75%  06/25/99    10,000,000       10,000,000
    Los Angeles Department of Water & Power....    P1/NR        A1+/NR        2.75%  06/25/99     7,000,000        7,000,000
    Los Angeles Department of Water & Power....    P1/NR        A1+/NR        2.60%  07/15/99    10,000,000       10,000,000
    Los Angeles Department of Water & Power....    P1/NR        A1+/NR        2.85%  08/06/99    35,000,000       35,000,000
    Los Angeles Department of Water & Power....    P1/NR        A1+/NR        2.85%  08/09/99    15,000,000       15,000,000
    Los Angeles Department of Water & Power....    P1/NR        A1+/NR        2.75%  06/25/99    19,000,000       19,000,000
    Los Angeles Department of Water & Power....    P1/NR        A1+/NR        3.05%  08/30/99     3,500,000        3,500,000
    Los Angeles Industrial Development
      Authority Industrial Development Revenue,
      Delta Tau Data System Inc. Project (AMT)
      (final maturity 8/1/23)*.................    NR/NR        A1+/AA+       3.50%  05/17/99     2,000,000        2,000,000
    Los Angeles United School District, Tax &
      Revenue Anticipation Notes, Series A.....   MIG1/NR       Sp1+/NR       4.50%  07/01/99    43,780,000       43,827,298
    Monterey County Financing Authority,
      Reclamation and Distribution Project
      (LOC -- Credit Local De France) (final
      maturity 9/1/36)*........................  VMIG1/Aa1       NR/NR        3.40%  05/20/99     6,500,000        6,500,000
    Mountain View, Mariposa, Series A (FGIC
      Insured) (final maturity 3/1/17)*........  VMIG1/Aaa      AAA/NR        3.30%  05/20/99    16,500,000       16,500,000

See Notes to Financial Statements.

PACIFIC HORIZON CALIFORNIA TAX EXEMPT MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
MAY 14, 1999 (CONTINUED)
--------------------------------------------------------------------------------

                                                   MOODY'S         S&P                                          AMORTIZED
                                                  RATINGS+      RATINGS+             MATURITY    PRINCIPAL         COST
                  DESCRIPTION                    (UNAUDITED)   (UNAUDITED)   RATE      DATE       AMOUNT         (NOTE 2)
                  -----------                    -----------   -----------   ----    --------    ---------      ---------
    North City West School Facilities,
      Financing Authority, Special Tax
      Community Facilities District No 1,
      Series A (final maturity 9/1/19)*........    AAA/NR        NR/NR        7.85%  09/01/99   $ 1,525,000   $    1,575,186
    Northern California Power Agency,
      Geothermal Project Number 3, Series B
      (AMBAC Insured)..........................    Aaa/NR       Baa3/NR       5.00%  07/01/99     8,000,000        8,014,008
    Oakland United School District, Alameda
      County, Tax & Revenue Anticipation
      Notes....................................    NR/NR        Sp1+/NR       3.25%  11/09/99     5,000,000        5,010,660
    Orange County Apartment Development
      Revenue, Robinson Ranch Apartments,
      Series Y (LOC -- Banque Paribas) (final
      maturity 11/1/08)*.......................    NR/NR         A2/A-        3.60%  05/19/99     3,800,000        3,800,000
    Orange County Apartment Development
      Authority, Bear Brand Apartments Project,
      Series Z (LOC -- Kredietbank N.V.) (final
      maturity 11/1/07)*.......................  VMIG1/Aa3       NR/NR        3.45%  05/19/99    19,500,000       19,500,000
    Orange County Apartment Development
      Authority, Pointe Niguel Project, Series
      C (LOC -- Wells Fargo & Company) (final
      maturity 11/1/05)*.......................  VMIG1/Aa2       NR/NR        3.70%  05/20/99    24,600,000       24,600,000
    Orange County Housing Authority Apartment
      Development Revenue, Oasis Martinique
      (FNMA Insured) (final maturity
      6/15/28)*................................    NR/NR        AAA/NR        3.45%  05/20/99    20,000,000       20,000,000
    Orange County Sanitation District,
      Certificates of Participation, Various
      Sanitation Districts (AMBAC Insured)
      (final maturity 8/1/13)*.................  VMIG1/Aaa      A1+/AAA       3.40%  05/19/99    15,700,000       15,700,000
    Orange County Sanitation Districts,
      Certificates of Participation, Capital
      Improvements Project (LOC -- National
      Westminster Bank) (final maturity
      8/1/15)*.................................  VMIG1/Aa2      A1+/AA        3.35%  05/17/99    17,000,000       17,000,000
    Orange County Special Financing Authority,
      Teeter Plan Revenue, Series C (AMBAC
      Insured) (final maturity 11/1/14)*.......  VMIG1/Aaa      A1/AAA        6.15%  11/01/99     2,600,000        2,635,724
    Paramount Uniform School District,
      Certificates of Participation, School
      Facility Bridge Funding (AMT) (final
      maturity 9/1/08)*........................  VMIG1/Aaa      A1+/AAA       3.40%  05/19/99     1,275,000        1,275,000
    Paramount Uniform School District,
      Certificates of Participation, School
      Facility Bridge Funding (AMT) (final
      maturity 9/1/27)*........................  VMIG1/Aaa      A1+/AAA       3.40%  05/19/99     1,940,000        1,940,000
    Paramount Uniform School District,
      Certificates of Participation, School
      Facility Bridge Funding (AMT) (final
      maturity 9/1/15)*........................  VMIG1/Aaa      A1+/AAA       3.40%  05/19/99     1,925,000        1,925,000
    Pico Rivera Redevelopment Agency,
      Certificates of Participation, Crossroads
      Plaza Project, (LOC -- Wachovia Bank of
      Georgia) (final maturity 12/1/10)*.......    NR/NR        A1+/AA        3.45%  05/19/99     7,800,000        7,800,000
    Pomona Public Financing Authority, Water
      Facilities Project, Series AA (FSA
      Insured) (final maturity 5/1/00)*........    A2/Aaa        A/AAA        3.50%  05/17/99       455,000          456,705
    Riverside County Asset Leasing Corp.,
      Riverside County Hospital Project, Series
      A (final maturity 6/1/19)*...............    NR/NR         Ap/NR        6.25%  05/17/99     9,000,000        9,012,373
    Riverside County Community Facilities
      District, Special Tax No. 88-4
      (LOC -- Kredietbank N.V.) (final maturity
      9/1/14)*.................................  VMIG1/Aa2       NR/NR        3.35%  05/19/99     9,400,000        9,400,000

See Notes to Financial Statements.

PACIFIC HORIZON CALIFORNIA TAX EXEMPT MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
MAY 14, 1999 (CONTINUED)
--------------------------------------------------------------------------------

                                                   MOODY'S         S&P                                          AMORTIZED
                                                  RATINGS+      RATINGS+             MATURITY    PRINCIPAL         COST
                  DESCRIPTION                    (UNAUDITED)   (UNAUDITED)   RATE      DATE       AMOUNT         (NOTE 2)
                  -----------                    -----------   -----------   ----    --------    ---------      ---------
    Riverside County Community Facilities
      District, Special Tax No. 89-5 (AMBAC
      Insured) (final maturity 9/1/28)*........  VMIG1/Aaa      A1+/AAA       3.50%  05/17/99   $ 8,000,000   $    8,000,000
    Riverside County Tax & Revenue Anticipation
      Notes....................................   MIG1/NR       Sp1+/NR       4.50%  09/30/99     5,000,000        5,025,610
    Riverside Electric Revenue, Series CMC5
      (AMBAC Insured) (final maturity 10/1/11)*
      144A.....................................  VMIG1/Aaa       NR/NR        3.40%  05/19/99     6,800,000        6,800,000
    Roseville Finance Authority Hospital Lease
      Revenue, Series A (LOC -- Toronto
      Dominion Bank) (final maturity
      10/1/14)*................................    NR/NR        A1+/AA        3.35%  05/19/99    10,650,000       10,650,000
    Sacramento County Housing Authority,
      Multifamily Housing Revenue, California
      Place Apartments, Series B (AMT) (LOC --
      Bank One Arizona, N.A.) (final maturity
      5/1/27)*.................................    NR/NR        A1+/AA-       3.55%  05/17/99     4,500,000        4,500,000
    Sacramento County Housing Authority,
      Multifamily Housing Revenue, Series B
      (LOC -- Bank One Arizona, N.A.) (final
      maturity 4/15/07)*.......................    NR/NR        A1+/AA-       3.45%  05/17/99     5,100,000        5,100,000
    Sacramento Municipal Utilities District,
      Series 1.................................    P1/NR        A1+/NR        2.75%  08/11/99    10,000,000       10,000,000
    Sacramento Municipal Utilities District,
      Series 1.................................    P1/NR        A1+/NR        2.90%  08/12/99    20,000,000       20,000,000
    Sacramento Municipal Utilities District,
      Series 1.................................    P1/NR        A1+/NR        3.05%  08/16/99     1,500,000        1,500,000
    Sacramento Municipal Utilities District,
      Series 1.................................    P1/NR        A1+/NR        3.00%  09/14/99     1,500,000        1,500,000
    San Bernardino County Housing Authority,
      Multi-Family Housing, Brookside Meadows,
      Series A (final maturity 8/1/05)*........  VMIG1/Aa2       NR/NR        3.40%  05/19/99    22,000,000       22,000,000
    San Bernardino County, Certificates of
      Participation (final maturity 8/1/28)*...    NR/NR        A1+/AAA       3.49%  05/19/99     2,500,000        2,500,000
    San Bernardino County, Industrial
      Development Authority, Aqua Service (AMT)
      (final maturity 5/1/09)*.................    NR/NR        A1+/AA+       3.50%  05/19/99     1,200,000        1,200,000
    San Bernardino County, Tax & Revenue
      Anticipation Notes.......................   MIG1/NR       Sp1+/NR       4.50%  09/30/99    12,000,000       12,048,839
    San Diego City Industrial Development
      Authority, San Diego Gas & Electric,
      Series A (final maturity 9/1/20)*........   VMIG1/A1      A1+/AA-       2.80%  08/13/99     5,200,000        5,200,000
    San Diego County Tax & Revenue
      Anticipation.............................   MIG1/NR       Sp1+/NR       4.50%  09/30/99     7,000,000        7,039,293
    San Diego County Teeter Obligation Notes...    P1/NR        A1+/NR        2.90%  06/15/99     2,561,000        2,561,000
    San Diego Housing Authority Multi-Family
      Housing Revenue, La Cima Apartments,
      Series K (LOC -- Citibank N.A.) (final
      maturity 12/1/08)*.......................  VMIG1/Aa2      AAA/NR        3.35%  05/20/99     7,740,000        7,740,000
    San Diego Housing Authority, Multi-Family
      Housing, Nobel Ct. Apartments, Series L
      (final maturity 12/1/08)*................   VMIG1/A1       NR/NR        3.40%  05/17/99    11,910,000       11,910,000
    San Diego Housing Authority, Multi-Family
      Housing, Nobel Ct. Apartments, Series L
      (final maturity 12/1/08)*................  VMIG1/Aa2       NR/NR        3.35%  05/20/99    19,165,000       19,165,000
    San Diego United School District, Tax &
      Revenue Anticipation Notes, Series A
      (final maturity 10/1/99)*................   MIG1/NR       A1+/SP1       4.50%  10/01/99     2,200,000        2,210,812

See Notes to Financial Statements.

PACIFIC HORIZON CALIFORNIA TAX EXEMPT MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
MAY 14, 1999 (CONTINUED)
--------------------------------------------------------------------------------

                                                   MOODY'S         S&P                                          AMORTIZED
                                                  RATINGS+      RATINGS+             MATURITY    PRINCIPAL         COST
                  DESCRIPTION                    (UNAUDITED)   (UNAUDITED)   RATE      DATE       AMOUNT         (NOTE 2)
                  -----------                    -----------   -----------   ----    --------    ---------      ---------
    San Francisco Bay Area Transit Finance
      Authority, Series A......................    P1/NR        A1+/NR        2.75%  08/11/99   $ 1,000,000   $    1,000,000
    San Francisco City and County Community
      International Airport (AMT) (MBIA
      Insured) (final maturity 5/1/16)* 144A...    NR/NR        A1+/AAA       3.40%  05/19/99    14,300,000       14,300,000
    San Francisco City and County Community
      International Airport (final maturity
      5/1/21)* 144A............................    NR/NR         NR/NR        3.46%  05/20/99     5,345,000        5,345,000
    San Francisco City and County, Community
      International Airport Revenue (final
      maturity 5/1/20)*........................    NR/NR         NR/NR        3.46%  05/17/99     9,775,000        9,775,000
    San Francisco City & County School District
      Tax & Revenue Anticipation Notes.........   MIG1/NR       Sp1+/NR       4.50%  09/22/99    10,000,000       10,038,120
    Santa Ana Health Facility Revenue, Multi
      Modal Town & Country (LOC -- Banque
      Nationale de Paris) (final maturity
      10/1/20)*................................    NR/NR         A1/A+        3.35%  05/17/99     3,783,000        3,783,000
    Santa Clara County, Tax & Revenue
      Anticipation Notes.......................   MIG1/NR       Sp1+/NR       4.50%  10/01/99    12,000,000       12,074,279
    Santa Clara Electric Revenue Bond, Series A
      (LOC -- National Westminster) (final
      maturity 7/1/10)*........................  VMIG1/Aa2       NR/NR        3.35%  05/19/99     9,600,000        9,600,000
    Santa Clara Unified School District (FGIC
      Insured).................................    NR/NR        AAA/NR        7.00%  08/01/99     2,605,000        2,627,351
    Southern Kern California, Unified School
      District, Certificates of Participation,
      Series A (FSA Insured) (final maturity
      9/1/26)*.................................  VMIG1/Aaa      A1/AAA        3.35%  05/20/99     4,030,000        4,030,000
    Southern Metropolitan Water District.......    P1/NR        A1+/NR        2.85%  08/09/99     6,300,000        6,300,000
    University of California Revenue (final
      maturity 9/1/19)*........................    NR/NR       A1+c/AAA       3.46%  05/20/99    11,300,000       11,300,000
    University of California Revenue,
      Multi-Purpose Project, Series B (AMBAC
      Insured).................................   Aa3/Aaa       AAA/NR        7.10%  09/01/99     1,000,000        1,010,527
    Wateruse Finance Authority (FSA Insured)
      (final maturity 5/1/28)*.................    NR/Aaa       A1+/AAA       3.40%  05/19/99    20,000,000       20,000,000
                                                                                                              --------------
                                                                                                               1,302,984,573
                                                                                                              --------------

See Notes to Financial Statements.

PACIFIC HORIZON CALIFORNIA TAX EXEMPT MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
MAY 14, 1999 (CONCLUDED)
--------------------------------------------------------------------------------

                                                   MOODY'S         S&P                                          AMORTIZED
                                                  RATINGS+      RATINGS+             MATURITY    PRINCIPAL         COST
                  DESCRIPTION                    (UNAUDITED)   (UNAUDITED)   RATE      DATE       AMOUNT         (NOTE 2)
                  -----------                    -----------   -----------   ----    --------    ---------      ---------
PUERTO RICO -- 7.8%
    Puerto Rico Commonwealth Infrastructure
      Financing Authority, Series C (final
      maturity 7/1/12)* 144A...................  VMIG1/Aaa       NR/NR        3.45%  05/19/99   $10,995,000   $   10,995,000
    Puerto Rico Commonwealth, Tax & Revenue
      Anticipation Notes, Series A.............   MIG1/NR       Sp1+/NR       3.50%  07/30/99    56,000,000       56,057,224
    Puerto Rico Electric Power Authority
      (LOC -- Societe Generale) (final maturity
      7/1/22)* 144A............................    NR/NR        A1+/AAA       3.35%  05/19/99    27,900,000       27,900,000
    Puerto Rico Government Development Bond....    P1/NR        A1+/AAA       2.80%  05/26/99    20,000,000       20,000,000
                                                                                                              --------------
                                                                                                                 114,952,224
                                                                                                              --------------
TOTAL INVESTMENTS -- 96.3% (AMORTIZED COST
  $1,417,936,797)(A)...........................                                                                1,417,936,797
OTHER ASSETS IN EXCESS OF
  LIABILITIES -- 3.7%..........................                                                                   54,321,937
                                                                                                              --------------
NET ASSETS -- 100.0%...........................                                                               $1,472,258,734
                                                                                                              ==============

--------------------------------------------------------------------------------
Percentages indicated are based on net assets of $1,472,258,734.
(a) Cost for Federal income tax and financial reporting purposes is substantially the same.
AMBAC -- AMBAC Indemnity Corporation.
AMT -- Interest on securities subject to Federal Alternative Minimum Tax.
FGIC -- Financial Guaranty Insurance Company.
FNMA -- Federal National Mortgage Association.
FSA -- Financial Security Assurance.
GIC -- Guaranty Insurance Company.
LOC -- Letter of Credit.
MBIA -- Municipal Bond Insurance Association.
NR -- No rating assigned by Moody's or S&P.
* Variable rate security. Maturity date reflects the next rate change date.
+ The ratings provided consist of short-term and long-term ratings.
144A -- Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. At the end of the period, these securities amounted to 10.0% of net assets.

See Notes to Financial Statements.

PACIFIC HORIZON CALIFORNIA MUNICIPAL BOND FUND
PORTFOLIO OF INVESTMENTS
MAY 14, 1999
--------------------------------------------------------------------------------

                                                     MOODY'S/S&P
                                                       RATINGS                MATURITY    PRINCIPAL        VALUE
                    DESCRIPTION                      (UNAUDITED)     RATE       DATE        AMOUNT        (NOTE 2)
                    -----------                      -----------     ----     --------    ---------       --------
MUNICIPAL BONDS -- 97.8%
CALIFORNIA -- 95.2%
    ABAG Finance Authority For Nonprofit
      Corporation, California Certificates of
      Participation, Episcopal Homes Foundation....    NR/A-         4.625%   07/01/04    $1,465,000    $  1,490,637
    ABAG Financial Corporation, Certificates of
      Participation, Series A, Callable on 6/1/00
      @102.........................................     NR/A          6.25%   06/01/11     1,000,000       1,034,190
    Alameda County Certificates of Participation,
      Capital Projects (AMBAC Insured), Callable
      6/1/07 @102..................................   Aaa/AAA         5.00%   06/01/22     4,780,000       4,600,750
    Alameda County Certificates of Participation,
      Santa Rita Jail Project (MBIA Insured),
      Callable on 12/1/03 @102.....................   Aaa/AAA         5.70%   12/01/14     3,000,000       3,202,500
    Alameda County Water District, Certificates of
      Participation, Water Systems Project (FGIC
      Insured), Callable on 6/1/04 @102............   Aaa/AAA         6.00%   06/01/15     2,515,000       2,788,506
    Bodega Bay Fire Protection District,
      Certificates of Participation, Fire Station
      Project, Callable on 10/1/14 @102............   NR/BBB-         6.45%   10/01/31     1,185,000       1,306,462
    California Health Facilities Financing
      Authority, Adventist Health Systems West,
      Series B (MBIA Insured), Callable on 3/1/01
      @102.........................................   Aaa/AAA         6.50%   03/01/07     1,000,000       1,063,750
    California Health Facilities Financing
      Authority, Adventist Health Systems, Series A
      (MBIA Insured), Callable on 3/1/01 @102......   Aaa/AAA         7.00%   03/01/13     1,000,000       1,071,250
    California Health Facilities Financing
      Authority, Kaiser Permanente Medical Care,
      Series A, Prerefunded on 12/1/00 @102........    NR/NR          6.50%   12/01/20     1,000,000       1,063,750
    California Health Facilities Financing
      Authority, Kaiser Permanente, Series A (FSA
      Insured).....................................   Aaa/AAA         5.00%   06/01/07     2,500,000       2,618,750
    California Health Facilities Financing
      Authority, Sutter Health Facilities, Series C
      (FSA Insured), Callable 8/15/07 @102.........   Aaa/AAA        5.125%   08/15/22     3,000,000       2,936,250
    California Housing Finance Agency (AMT) (MBIA
      Insured), Callable on 8/1/05 @102............   Aaa/AAA         6.10%   08/01/15     2,000,000       2,085,000
    California Housing Finance Agency (AMT) (MBIA
      Insured), Callable on 8/1/07 @102............   Aaa/AAA         5.75%   02/01/29     3,000,000       3,090,000
    California Housing Finance Agency, Series B
      (AMT) (FHA Insured), Callable on 2/1/08
      @101.5.......................................   Aaa/AAA         5.40%   08/01/28     2,050,000       2,050,000
    California Housing Finance Authority (AMT)
      (MBIA Insured), Callable on 8/1/07 @102......   Aaa/AAA         5.65%   08/01/17     2,750,000       2,818,750
    California Pollution Control Financing
      Authority, Pacific Gas & Electric Co., Series
      A (AMT), Callable on 6/1/02 @102.............    A1/AA-        6.625%   06/01/09     1,000,000       1,075,000
    California Pollution Control Financing
      Authority, Southern California Edison, Series
      A (AMT), Callable on 9/1/99 @102.............    NR/A+          6.90%   09/01/06     1,000,000       1,027,700
    California Pollution Control Financing
      Authority, Southern California Edison, Series
      B (AMT), Callable on 12/1/02 @102............    A1/A+          6.40%   12/01/24     1,000,000       1,085,000
    California State Department of Water Revenue,
      Residential Central Valley Project, Series S,
      Callable on 12/1/07 @101.....................    Aa2/AA         5.00%   12/01/17     2,000,000       1,982,500
    California State Department of Water Revenue,
      Central Valley Project, Series L, Callable on
      6/1/03 @101.5................................    Aa2/AA         5.70%   12/01/16     4,500,000       4,753,125

See Notes to Financial Statements.

PACIFIC HORIZON CALIFORNIA MUNICIPAL BOND FUND
PORTFOLIO OF INVESTMENTS
MAY 14, 1999 (CONTINUED)
--------------------------------------------------------------------------------

                                                     MOODY'S/S&P
                                                       RATINGS                MATURITY    PRINCIPAL        VALUE
                    DESCRIPTION                      (UNAUDITED)     RATE       DATE        AMOUNT        (NOTE 2)
                    -----------                      -----------     ----     --------    ---------       --------
    California State General Obligation Bond (FGIC-
      TCRS Insured), Callable on 10/1/05 @101......   Aaa/AAA         5.25%   10/01/17    $2,600,000    $  2,639,000
    California State Public Works Board, Lease
      Revenue, Department of Corrections, State
      Prison, Series E, Callable on 6/1/04 @102....     A2/A          5.50%   06/01/19     7,970,000       8,219,062
    California State Unrefunded (AMBAC Insured)
      TCRS, Callable on 5/1/04 @102................   Aaa/AAA         6.00%   05/01/12       210,000         229,950
    California Statewide Communities Development
      Authority Revenue, Certificates of
      Participation, John Muir/Mt. Diablo Health
      System (MBIA Insured), Callable on 8/15/07
      @102.........................................   Aaa/AAA        5.125%   08/15/17     3,000,000       3,000,000
    Capital Area Development Authority, Series A
      (MBIA Insured), Callable on 4/1/02 @102......   Aaa/AAA         6.50%   04/01/12     1,000,000       1,087,500
    Central Valley Financing Authority,
      Cogeneration Project, Carson Ice, Callable on
      7/1/03 @102..................................   NR/BBB-         6.00%   07/01/09     3,000,000       3,176,250
    Chino Unified School District, Certificates of
      Participation, Convertible Capital
      Appreciation Land Acquisition, Series A (FSA
      Insured), Callable 7/26/99 @99.3624 (Step
      Bond), due 9/1/14............................   Aaa/AAA         2.52%*  09/01/14     1,280,000       1,334,400
    Contra Costa Water District, Series H, Callable
      10/1/07 @100.................................    A1/AA-         5.00%   10/01/22     4,000,000       3,850,000
    Del Mar Race Track Revenue Authority, Callable
      on 8/15/06 @102..............................    NR/NR          6.00%   08/15/08     1,200,000       1,296,000
    Del Mar Race Track Revenue Authority, Callable
      on 8/15/06 @102..............................    NR/NR          6.20%   08/15/11     1,000,000       1,087,500
    Del Mar Race Track Revenue Authority, Sinking
      Date 8/15/02 @100............................    NR/NR          6.00%   08/15/06     1,000,000       1,067,500
    East Bay Municipal Utility District Water
      System (FGIC Insured), Callable on 6/1/06
      @102.........................................   Aaa/AAA         5.00%   06/01/16     3,000,000       2,988,750
    Eastern Municipal Water District, Certificates
      of Participation (FGIC Insured), Sinking Date
      7/1/09 @100..................................   Aaa/AAA         6.75%   07/01/12     1,000,000       1,201,250
    Elsinore Valley Municipal Water District,
      Certificates of Participation, Series A (FGIC
      Insured), Sinking Date 7/1/10 @100...........   Aaa/AAA         6.00%   07/01/12     1,500,000       1,693,125
    Emeryville Public Financing Authority,
      Redevelopment Project, Series A, Callable on
      5/1/02 @102..................................    NR/A-          6.50%   05/01/21       925,000         987,437
    Escondido Joint Powers Financing Authority,
      Lease Revenue, California Center for the
      Arts, (AMBAC Insured), Callable on 9/1/05
      @102.........................................   Aaa/AAA         6.00%   09/01/18     1,500,000       1,636,875
    Foothill/Eastern Corridor Agency, California
      Toll Road Revenue Bond, Series A, Callable on
      1/1/10 @100..................................   Baa/BBB-        6.00%   01/01/16     3,000,000       3,300,000
    Fremont Public Financing Authority, Local
      Improvement District 39R, Callable on 9/2/99
      @102.........................................    NR/NR          6.00%   09/01/11     1,965,000       2,008,761
    Fresno Sewer, Series A-1 (AMBAC Insured),
      Sinking Date 9/1/11 @100.....................   Aaa/AAA         6.25%   09/01/14     5,000,000       5,781,250
    Industrial Urban Development Agency, Tax
      Allocation Transportation District, Project
      3, Callable on 11/1/02 @101.75...............    NR/A-          6.90%   11/01/16     1,000,000       1,085,000
    Long Beach Harbor Revenue (AMT) (MBIA Insured),
      Callable on 5/15/05 @102.....................   Aaa/AAA        5.375%   05/15/20     4,000,000       4,015,000

See Notes to Financial Statements.

PACIFIC HORIZON CALIFORNIA MUNICIPAL BOND FUND
PORTFOLIO OF INVESTMENTS
MAY 14, 1999 (CONTINUED)
--------------------------------------------------------------------------------

                                                     MOODY'S/S&P
                                                       RATINGS                MATURITY    PRINCIPAL        VALUE
                    DESCRIPTION                      (UNAUDITED)     RATE       DATE        AMOUNT        (NOTE 2)
                    -----------                      -----------     ----     --------    ---------       --------
    Los Angeles Convention & Exhibition Center
      Authority, Series A (MBIA Insured)...........   Aaa/AAA         6.00%   08/15/10    $3,000,000    $  3,378,750
    Los Angeles County Transportation, Community
      Sales Tax Revenue, Series B, Callable on
      7/1/01 @102..................................    A1/AA-         6.50%   07/01/13     2,500,000       2,671,875
    Los Angeles County, Sanitation District
      Financing Authority, Revenue Capital
      Projects, Series A, Callable on 10/1/03
      @102.........................................    Aa/AA         5.375%   10/01/13     1,500,000       1,563,750
    Los Angeles Department of Water & Power,
      Callable on 4/15/03 @102.....................    Aa3/AA         5.75%   04/15/12     2,000,000       2,132,500
    Los Angeles Harbor Department, Series B (AMT),
      Callable on 8/1/02 @102......................    Aa3/AA        6.625%   08/01/25     2,000,000       2,162,500
    Manhattan Beach Unified School District,
      Certificates of Participation, Convertible
      Capital Appreciation, Series B (MBIA
      Insured), Callable on 8/1/05 @102 (Step
      Bond), due 8/1/20, 6.50% beginning 8/1/00....   Aaa/AAA         6.35%*  08/01/20     2,000,000       1,987,500
    Metropolitan Water District, Southern
      California Waterworks, Series 1993A, Sinking
      Date 7/1/14 @100.............................    Aa2/AA         5.75%   07/01/21     4,500,000       4,882,500
    Natomas Unified School District, Series A (MBIA
      Insured), Callable on 9/1/03 @102............   Aaa/AAA         5.75%   09/01/17     1,000,000       1,067,500
    Northern California Transmission, Ore
      Transmission Project, Series A (MBIA
      Insured), Callable on 5/1/02 @102............   Aaa/AAA         6.25%   05/01/10     2,000,000       2,155,000
    Northridge Water District, Certificates of
      Participation (AMBAC Insured), Callable on
      2/1/06 @102..................................   Aaa/AAA         5.25%   02/01/18     2,500,000       2,531,250
    Oakland California State Building Authority
      Lease Revenue, Elihu M. Harris, Series A
      (AMBAC Insured), Callable on 4/1/08 @101.....   Aaa/AAA         5.00%   04/01/17     1,000,000         991,250
    Orange County California Airport Revenue (AMT)
      (MBIA Insured), Callable on 7/1/07 @102......   Aaa/AAA         5.50%   07/01/10     2,500,000       2,690,625
    Orange County California Airport Revenue (AMT)
      (MBIA Insured), Callable on 7/1/07 @102......   Aaa/AAA         5.50%   07/01/11     4,000,000       4,270,000
    Orange County Community Facilities District,
      Special Tax No. 86-1 (FSA Insured), Callable
      on 8/15/99 @102..............................   Aaa/AAA        7.125%   08/15/17     1,500,000       1,541,880
    Pasadena Community Multi-Family Housing, Civic
      Center, Series A (AMT) (FSA Insured),
      Callable on 12/1/02 @102.....................   Aaa/AAA         6.40%   12/01/12     2,500,000       2,631,250
    Port Oakland, Port Authority, Series H (AMT)
      (MBIA Insured), Callable on 11/1/07 @102.....   Aaa/AAA         5.50%   11/01/15     5,000,000       5,262,500
    Poway Certificates of Participation, Poinsettia
      Mobilehome Park (FSA Insured), Callable on
      6/1/02 @102..................................   Aaa/AAA        6.375%   06/01/18     2,500,000       2,703,125
    Rancho Water District Financing Authority
      (AMBAC Insured), Callable on 8/15/01
      @101.5.......................................   Aaa/AAA         6.40%   08/15/04     1,000,000       1,076,250
    Rancho Water District Financing Authority (FGIC
      Insured), Callable on 11/1/05 @102...........   Aaa/AAA         5.90%   11/01/15     2,000,000       2,180,000
    Riverside Water Revenue, Callable on 10/1/08
      @101.........................................    NR/AA         5.375%   10/01/11     1,500,000       1,591,875
    Sacramento Power Authority Cogeneration
      Project, Callable on 7/1/06 @102.............   NR/BBB-        5.875%   07/01/15     2,900,000       3,066,750
    San Diego Convention Center Expansion Financing
      Authority Lease, Series A (AMBAC Insured),
      Callable on 10/1/08 @101.....................   Aaa/AAA         4.75%   04/01/28     2,000,000       1,850,000

See Notes to Financial Statements.

PACIFIC HORIZON CALIFORNIA MUNICIPAL BOND FUND
PORTFOLIO OF INVESTMENTS
MAY 14, 1999 (CONTINUED)
--------------------------------------------------------------------------------

                                                     MOODY'S/S&P
                                                       RATINGS                MATURITY    PRINCIPAL        VALUE
                    DESCRIPTION                      (UNAUDITED)     RATE       DATE        AMOUNT        (NOTE 2)
                    -----------                      -----------     ----     --------    ---------       --------
    San Diego Special Tax Community Facilities
      District No. 1, Series B, Prerefunded on
      9/1/05 @102..................................    NR/NR          7.00%   09/01/15    $2,000,000    $  2,340,000
    San Francisco Bay Area Rapid Transportation
      District Sales Tax Revenue Unrefunded (FGIC
      Insured), Callable on 7/1/05 @101............   Aaa/AAA         5.50%   07/01/20       610,000         630,587
    San Francisco Building Authority, General
      Service, Series A (MBIA Insured).............   Aaa/AAA         5.00%   10/01/08     1,000,000       1,050,000
    San Francisco City & County Airport, Community
      International Airport, Second Series Issue
      10A (MBIA Insured), Callable on 5/1/03
      @102.........................................   Aaa/AAA         5.70%   05/01/26     3,000,000       3,138,750
    San Francisco City & County Airport, Community
      International Airport, Issue 2 (MBIA Insured)
      Prerefunded on 5/1/03 @102...................   Aaa/AAA         6.75%   05/01/13     1,450,000       1,614,937
    San Francisco City & County Airport, Community
      International Airport, Issue 2, (MBIA
      Insured) Prerefunded on 5/1/03 @102..........    NR/AAA         6.75%   05/01/13       280,000         314,650
    San Joaquin County Certificates of
      Participation, Capital Facilities Project
      (MBIA Insured), Sinking Date 11/15/11 @100...   Aaa/AAA         5.50%   11/15/13     1,750,000       1,887,813
    San Joaquin Hills Transportation Corridor
      Agency, Series A, Callable 1/15/14 @102,
      (Step Bond), due 11/15/12, 5.60%, beginning
      1/15/07......................................  Baa3/BBB-        5.57%*  01/15/16     3,000,000       2,096,250
    San Jose Financing Authority, Convention Center
      Project, Series C, Callable on 9/1/01 @102...    A1/A+          6.40%   09/01/17     3,000,000       3,198,750
    San Jose Redevelopment Agency Tax Allocation,
      Merged Area Redevelopment Project (MBIA
      Insured).....................................   Aaa/AAA         6.00%   08/01/15     3,670,000       4,156,275
    San Jose Redevelopment Agency Tax Allocation,
      Merged Area Redevelopment Project, Callable
      on 8/1/08 @102...............................     A2/A          5.25%   08/01/29     5,000,000       4,956,250
    San Mateo County Joint Powers Authority Lease
      Revenue Capital Projects, Series A (FSA
      Insured), Callable on 7/15/08 @101...........   Aaa/AAA        5.125%   07/15/32     2,000,000       1,957,500
    Santa Ana Financing Authority, Police
      Administration and Holding Facility, Series A
      (MBIA Insured), Callable on 7/1/04 @102......   Aaa/AAA        5.625%   07/01/09     1,130,000       1,216,163
    Scotts Valley Unified School District, Series B
      (FGIC Insured), Callable 8/1/05 @102.........    Aaa/NR        5.375%   08/01/17     1,295,000       1,330,613
    Southern California Public Power Authority,
      Power Project................................     A/A           6.75%   07/01/13     1,000,000       1,193,750
    Southern California Rapid Transit District,
      Certificates of Participation, Workers
      Compensation Fund (MBIA Insured), Callable on
      1/1/01 @102.5................................   Aaa/AAA         6.00%   07/01/10     1,000,000       1,055,000
    Thousand Oaks Redevelopment Agency, Thousand
      Oaks Boulevard Redevelopment (MBIA Insured),
      Callable on 12/1/05 @102.....................   Aaa/AAA         5.40%   12/01/09     1,290,000       1,375,463
    Thousand Oaks Redevelopment Agency, Thousand
      Oaks Boulevard Redevelopment (MBIA Insured),
      Callable on 12/1/05 @102.....................   Aaa/AAA         5.25%   12/01/08     1,370,000       1,457,338
    Union City Community Redevelopment Agency, Tax
      Allocation Redevelopment Project (AMBAC
      Insured), Callable on 10/1/03 @102...........   Aaa/AAA         5.85%   10/01/23     1,250,000       1,326,563
    University of California, Hospital Medical
      Center (AMBAC Insured), Callable on 7/1/06
      @101.........................................   Aaa/AAA         5.75%   07/01/24     5,000,000       5,300,000

See Notes to Financial Statements.

PACIFIC HORIZON CALIFORNIA MUNICIPAL BOND FUND
PORTFOLIO OF INVESTMENTS
MAY 14, 1999 (CONCLUDED)
--------------------------------------------------------------------------------

                                                     MOODY'S/S&P
                                                       RATINGS                MATURITY    PRINCIPAL        VALUE
                    DESCRIPTION                      (UNAUDITED)     RATE       DATE        AMOUNT        (NOTE 2)
                    -----------                      -----------     ----     --------    ---------       --------
    University of California, Hospital Medical
      Center (AMBAC Insured), Callable on 7/1/06
      @101.........................................   Aaa/AAA         6.00%   07/01/26    $3,000,000    $  3,288,750
    West Covina Redevelopment Agency, Community
      Facilities Special Tax, Fashion Plaza,
      Sinking Date 9/1/10 @100.....................     NR/A          6.00%   09/01/17     3,000,000       3,292,500
    Westwood Unified School District, Callable on
      8/1/06 @102..................................    NR/BBB         6.50%   08/01/21     1,025,000       1,128,781
                                                                                                        ------------
                                                                                                         198,523,793
                                                                                                        ------------
PUERTO RICO -- 2.6%
    Puerto Rico Electric Power Authority, Series U,
      Callable on 7/1/04 @102......................  Baa1/BBB+        6.00%   07/01/14     5,000,000       5,462,500
                                                                                                        ------------
TOTAL INVESTMENTS -- 97.8% (COST
  $191,004,899)(a).................................                                                      203,986,293
OTHER ASSETS IN EXCESS OF LIABILITIES -- 2.2%......                                                        4,670,881
                                                                                                        ------------
NET ASSETS -- 100.0%...............................                                                     $208,657,174
                                                                                                        ============

--------------------------------------------------------------------------------
Percentages indicated are based on net assets of $208,657,174.

(a) Represents cost for Federal income tax and book purposes and differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation.....................................  $13,199,015
Unrealized depreciation.....................................     (217,621)
                                                              -----------
Net unrealized appreciation.................................  $12,981,394
                                                              ===========

AMBAC -- AMBAC Indemnity Corporation.
AMT -- Interest on securities subject to Federal Alternative Minimum Tax. FGIC -- Financial Guaranty Insurance Company.
FHA -- Federal Housing Authority.
FSA -- Financial Security Assurance, Inc.
MBIA -- Municipal Bond Insurance Association.
TCRS -- Trust Certificate Receipts.
NR -- No rating assigned by Moody's or S&P.
* Rate represents effective yield at date of purchase.

See Notes to Financial Statements.

PACIFIC HORIZON CAPITAL INCOME FUND
PORTFOLIO OF INVESTMENTS
MAY 14, 1999
--------------------------------------------------------------------------------

                                                                                                    VALUE
                        DESCRIPTION                                                  SHARES        (NOTE 2)
                        -----------                                                  ------        --------
COMMON STOCK -- 14.2%
CAPITAL GOODS -- 0.3%
    Mark IV Industries, Inc.....................................................        50,000   $    981,250
                                                                                                 ------------
CONSUMER CYCLICALS -- 0.9%
    Nordstrom, Inc..............................................................       100,000      3,243,750
                                                                                                 ------------
CONSUMER STAPLES  --1.3%
    McDonald's Corp.............................................................       115,000      4,643,125
                                                                                                 ------------
ELECTRONICS -- 0.5%
    Motorola, Inc...............................................................        20,000      1,660,000
                                                                                                 ------------
ENERGY -- 1.1%
    BP Amoco PLC ADR............................................................        35,000      3,771,250
    Seacor Holdings, Inc.**.....................................................         2,000        101,750
                                                                                                 ------------
                                                                                                    3,873,000
                                                                                                 ------------
FINANCIAL -- BANKS & TRUSTS -- 1.5%
    Fleet Financial Group, Inc..................................................        75,000      3,234,375
    Sovereign Bancorp, Inc......................................................       170,000      2,199,375
                                                                                                 ------------
                                                                                                    5,433,750
                                                                                                 ------------
HEALTH CARE -- 2.7%
    American Home Products Corp.................................................        60,000      3,690,000
    Lilly, (Eli) & Co...........................................................        40,000      3,077,500
    Pfizer, Inc.................................................................        25,000      2,829,687
                                                                                                 ------------
                                                                                                    9,597,187
                                                                                                 ------------
INSURANCE -- 0.2%
    Frontier Insurance Group, Inc...............................................        60,000        933,750
                                                                                                 ------------
MACHINERY -- 0.3%
    Ingersoll-Rand Co...........................................................        15,000      1,013,438
                                                                                                 ------------
PAPER & FOREST PRODUCTS -- 0.5%
    Georgia-Pacific Corp........................................................        20,000      1,823,750
                                                                                                 ------------
TECHNOLOGY -- 3.6%
    Cisco Systems, Inc.**.......................................................        45,000      5,194,687
    Intel Corp..................................................................        65,000      3,770,000
    Xilinx, Inc.................................................................        90,000      4,196,250
                                                                                                 ------------
                                                                                                   13,160,937
                                                                                                 ------------
UTILITIES -- 1.3%
    AT&T Corp...................................................................        82,000      4,832,875
                                                                                                 ------------
TOTAL COMMON STOCK (COST $35,412,352)...........................................                   51,196,812
                                                                                                 ------------

CONVERTIBLE PREFERRED STOCK -- 38.1%
BASICS -- 1.6%
    International Paper Co., $2.62..............................................       105,000      5,748,750
                                                                                                 ------------
CONSUMER CYCLICALS -- 6.7%
    Fleetwood Capital Trust, $3.00..............................................        20,300        832,300
    Fleetwood Capital Trust 144A, $3.00.........................................        89,600      3,673,600
    Houston Industries, Inc., $3.29.............................................        38,000      4,714,375
    Owens-Illinois, Inc., $2.37.................................................       112,000      4,480,000
    Readers Digest Association, $1.93...........................................       160,000      5,120,000
    Sealed Air Corp., Series A, $2.00...........................................        90,000      5,445,000
                                                                                                 ------------
                                                                                                   24,265,275
                                                                                                 ------------

See Notes to Financial Statements.

PACIFIC HORIZON CAPITAL INCOME FUND
PORTFOLIO OF INVESTMENTS
MAY 14, 1999 (CONTINUED)
--------------------------------------------------------------------------------

                                                                                                    VALUE
                        DESCRIPTION                                                  SHARES        (NOTE 2)
                        -----------                                                  ------        --------
CONSUMER STAPLES -- 3.5%
    Newell Financial Trust I, $2.62.............................................        85,000   $  4,717,500
    Ralston Purina Co., $4.34...................................................        86,000      3,999,000
    Wendy's Financing, Inc., $2.50..............................................        64,200      3,791,812
                                                                                                 ------------
                                                                                                   12,508,312
                                                                                                 ------------
ENERGY -- 4.4%
    El Paso Energy Capital Trust I, $2.37.......................................        94,000      4,664,750
    Nisource Inc., $3.88........................................................        82,000      4,100,000
    Occidental Petroleum Corp., $3.00...........................................        40,000      2,165,000
    Unocal Corp., $3.12.........................................................        85,000      4,887,500
                                                                                                 ------------
                                                                                                   15,817,250
                                                                                                 ------------
FINANCIAL -- 7.1%
    Amerus Life Holdings, Inc., $2.21...........................................       185,800      4,598,550
    CNB Capital Trust I, $1.50..................................................       177,300      4,498,987
    Frontier Insurance Group, Inc., $3.12.......................................        62,000      2,782,250
    Frontier Insurance Group, Inc. 144A, $3.12..................................        50,000      2,243,750
    Philadelphia Consolidated Holding Corp., Income PRIDES, $.70*...............       391,000      3,910,000
    Protective Life Corp., $3.25................................................        73,300      4,471,300
    St. Paul Capital Corp., $3.00...............................................        50,000      3,031,250
                                                                                                 ------------
                                                                                                   25,536,087
                                                                                                 ------------
HEALTH CARE -- 1.3%
    Monsanto Co., $2.60.........................................................       100,000      4,737,500
                                                                                                 ------------
REAL ESTATE -- 1.1%
    Apartment Investment & Management Co. REIT..................................       159,000      4,124,062
                                                                                                 ------------
TECHNOLOGY -- 1.4%
    Microsoft Corp., Series A, $2.20............................................        50,000      4,984,375
                                                                                                 ------------
TELECOMMUNICATIONS -- 4.9%
    Adelphia Communications, $2.25..............................................        21,000      4,735,500
    Chancellor Media Corp., $3.50...............................................        28,000      4,389,000
    Media One Group, Inc., $3.63................................................        65,000      5,411,250
    Media One Group, Inc., $2.25................................................        20,000      3,130,000
                                                                                                 ------------
                                                                                                   17,665,750
                                                                                                 ------------
TRANSPORTATION -- 1.5%
    Union Pacific Capital Trust, $3.12..........................................        18,000        976,500
    Union Pacific Capital Trust 144A*, $3.12....................................        80,000      4,340,000
                                                                                                 ------------
                                                                                                    5,316,500
                                                                                                 ------------
UTILITIES -- 4.6%
    Avista Corp., $1.24.........................................................       224,500      3,844,563
    Calenergy Capital Trust II, $3.12...........................................        25,000      1,256,250
    Calenergy Capital Trust II 144A, $3.12......................................        70,000      3,517,500
    Citizens Utilities Trust, $2.50.............................................        85,000      3,787,813
    Texas Utilities Co., Income PRIDES, $4.62...................................        80,000      4,330,000
                                                                                                 ------------
                                                                                                   16,736,126
                                                                                                 ------------
TOTAL CONVERTIBLE PREFERRED STOCK (COST $130,254,088)...........................                  137,439,987
                                                                                                 ------------

See Notes to Financial Statements.

PACIFIC HORIZON CAPITAL INCOME FUND
PORTFOLIO OF INVESTMENTS
MAY 14, 1999 (CONTINUED)
--------------------------------------------------------------------------------

                                                                       MATURITY     PRINCIPAL       VALUE
                        DESCRIPTION                           RATE       DATE        AMOUNT        (NOTE 2)
                        -----------                           ----     --------     ---------      --------
CONVERTIBLE BONDS -- 44.7%
BASICS -- 1.3%
    Agnico Eagle Mines, Ltd.................................   3.50%    01/27/04   $ 7,350,000   $  4,814,250
                                                                                                 ------------
CAPITAL GOODS -- 2.6%
    Mark IV Industries, Inc. 144A...........................   4.75%    11/01/04     2,135,000      1,884,138
    Waste Management, Inc...................................   4.00%    02/01/02     2,800,000      3,769,500
    WMX Technologies, Inc...................................   2.00%    01/24/05     3,210,000      3,555,075
                                                                                                 ------------
                                                                                                    9,208,713
                                                                                                 ------------
COMPUTERS -- 1.4%
    Hewlett-Packard Co. LYON................................   3.20%+   10/14/17     8,400,000      5,008,500
                                                                                                 ------------
CONSUMER CYCLICALS -- 8.7%
    Clear Channel Communications, Inc.......................   2.63%    04/01/03     4,000,000      5,015,000
    Hilton Hotels Corp......................................   5.00%    05/15/06     4,900,000      4,716,250
    Home Depot, Inc.........................................   3.25%    10/01/01     1,690,000      4,250,350
    Magna International, Inc. 144A*.........................   4.88%    02/15/05     4,100,000      4,258,875
    Omnicom Group, Inc. 144A*...............................   2.25%    01/06/13     2,500,000      4,046,875
    Pep Boys, Inc. LYON.....................................   4.26%+   09/20/11     8,800,000      4,796,000
    Times Mirror Co. LYON...................................   4.30%+   04/15/17     5,525,000      2,603,656
    Tower Automotive, Inc. 144A.............................   5.00%    08/01/04     1,600,000      1,764,000
                                                                                                 ------------
                                                                                                   31,451,006
                                                                                                 ------------
ENERGY -- 3.7%
    Loews Corp..............................................   3.13%    09/15/07     5,100,000      4,322,250
    Pennzenergy Co..........................................   4.95%    08/15/08     4,500,000      4,623,750
    Seacor Holdings, Inc....................................   5.38%    11/15/06     2,900,000      2,871,000
    Seacor Holdings, Inc. 144A..............................   5.38%    11/15/06     1,500,000      1,485,000
                                                                                                 ------------
                                                                                                   13,302,000
                                                                                                 ------------
FINANCIAL SERVICES -- 2.5%
    Bank Atlantic Bancorp, Inc..............................   5.63%    12/01/07     4,300,000      3,531,375
    Penn Treaty American Corp...............................   6.25%    12/01/03     4,180,000      4,357,650
    Penn Treaty American Corp...............................   6.25%    12/01/03       890,000        927,825
                                                                                                 ------------
                                                                                                    8,816,850
                                                                                                 ------------
HEALTH CARE -- 5.4%
    Alza Corp...............................................   5.00%    05/01/06     2,790,000      3,208,500
    Athena Neurosciences, Inc...............................   4.75%    11/15/04     1,000,000      1,071,250
    Elan Finance Corp. 144A LYON............................   3.28%+   12/14/18     8,500,000      4,398,750
    Roche Holdings, Inc. Notes 144A LYON....................   5.13%+   04/20/10     2,390,000      1,410,100
    Roche Holdings, Inc. Notes 144A LYON....................   5.80%+   05/06/12     9,000,000      4,657,500
    Total Renal Care Holdings, CV B 144A*...................   7.00%    05/15/09     5,600,000      4,669,000
                                                                                                 ------------
                                                                                                   19,415,100
                                                                                                 ------------
HEALTH CARE SERVICES -- 0.9%
    Omnicare, Inc...........................................   5.00%    12/01/07       475,000        445,906
    Omnicare, Inc. 144A*....................................   5.00%    12/01/07     2,900,000      2,722,375
                                                                                                 ------------
                                                                                                    3,168,281
                                                                                                 ------------
INDUSTRIAL & COMMERCIAL SERVICES -- 1.4%
    Xerox Corp..............................................   0.57%    04/21/18     8,100,000      5,173,875
                                                                                                 ------------
MANUFACTURING & DESIGN TECHNOLOGY -- 1.4%
    Citrix Systems, Inc. 144A...............................   5.39%    03/22/19    12,350,000      5,094,375
                                                                                                 ------------

See Notes to Financial Statements.

PACIFIC HORIZON CAPITAL INCOME FUND
PORTFOLIO OF INVESTMENTS
MAY 14, 1999 (CONCLUDED)
--------------------------------------------------------------------------------

                                                                       MATURITY     PRINCIPAL       VALUE
                        DESCRIPTION                           RATE       DATE        AMOUNT        (NOTE 2)
                        -----------                           ----     --------     ---------      --------
TECHNOLOGY -- 8.7%
    Affiliated Computer Services 144A.......................   4.00%    03/15/05   $ 2,850,000   $  3,302,438
    Atmel Corp. 144A, 3.25% due 6/1/02; 8.25%, beginning
      6/1/00++..............................................   3.25%    06/01/02     5,660,000      5,164,750
    LSI Logic Corp. 144A....................................   4.25%    03/15/04     3,000,000      4,230,000
    Micron Technology, Inc..................................   7.00%    07/01/04     4,300,000      4,273,125
    Motorola, Inc. LYON.....................................   1.87%+   09/27/13     3,350,000      3,283,000
    Photronics, Inc.........................................   6.00%    06/01/04     4,075,000      4,482,500
    Sanmina Corp. 144A......................................   4.25%    05/01/04     1,895,000      2,153,194
    Solectron Corp. 144A* LYON..............................   4.00%+   01/27/19     8,600,000      4,504,250
                                                                                                 ------------
                                                                                                   31,393,257
                                                                                                 ------------
TELECOMMUNICATIONS -- 1.1%
    ITC Deltacom, Inc.......................................   4.50%    05/15/06     3,550,000      3,891,688
                                                                                                 ------------
UTILITIES -- 4.4%
    Bell Atlantic Financial Services 144A*..................   5.75%    04/01/03     4,500,000      4,736,250
    Bell Atlantic Financial Services 144A*..................   4.25%    09/15/05     5,000,000      5,318,750
    U.S. Cellular, Corp. LYON...............................   5.75%+   06/15/15    12,000,000      5,820,000
                                                                                                 ------------
                                                                                                   15,875,000
                                                                                                 ------------
UTILITIES -- ELECTRIC -- 1.2%
    Aes Corp................................................   4.50%    08/15/05     3,850,000      4,350,500
                                                                                                 ------------
TOTAL CONVERTIBLE BONDS (COST $150,371,231).................                                      160,963,395
                                                                                                 ------------
TOTAL INVESTMENTS -- 97.0% (COST $316,037,671)(a)...........                                      349,600,194
OTHER ASSETS IN EXCESS OF LIABILITIES -- 3.0%...............                                       10,776,736
                                                                                                 ------------
NET ASSETS -- 100.0%........................................                                     $360,376,930
                                                                                                 ============

--------------------------------------------------------------------------------
Percentages indicated are based on net assets of $360,376,930.

(a) Represents cost for Federal income tax and book purposes and differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation.....................................    $ 44,016,018
Unrealized deprecation......................................     (10,453,495)
                                                                ------------
Net unrealized appreciation.................................    $ 33,562,523
                                                                ============

144A -- Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. At the end of the period, these securities amounted to 22.1% of net assets.
* Private placement security.
** Non-income producing security.
+ Rate shown is the effective yield at purchase date.
++ Step-Up Bond. Rate shown is the rate in effect at period end.
ADR -- American Depositary Receipt.
LYON -- Liquid Yield Option Note: Callable, zero coupon securities priced at a deep discount from par. They include a "put" feature that enables holders to redeem them on a specific date, at a specific price. Put prices reflect fixed interest rates and therefore increase over time.
PLC -- Public Limited Company.
PRIDES -- Preferred Redeemable Increased Dividend Security.
REIT -- Real Estate Investment Trust.

See Notes to Financial Statements.

PACIFIC HORIZON ASSET ALLOCATION FUND
PORTFOLIO OF INVESTMENTS
MAY 14, 1999
--------------------------------------------------------------------------------

                                                                                                              VALUE
                       DESCRIPTION                                                             SHARES        (NOTE 2)
                       -----------                                                             ------        --------
COMMON STOCKS -- 60.3%
ADVERTISING -- 0.1%
    Omnicom Group, Inc. ..................................................................         5,600   $    412,650
                                                                                                           ------------
AEROSPACE -- 1.2%
    Goodrich (B.F.) Co. ..................................................................        14,900        635,112
    United Technologies Corp. ............................................................        20,100      2,844,150
                                                                                                           ------------
                                                                                                              3,479,262
                                                                                                           ------------
AIRLINES -- 0.3%
    Delta Air Lines, Inc. ................................................................        11,000        714,312
    UAL Corp.**...........................................................................         3,900        314,194
                                                                                                           ------------
                                                                                                              1,028,506
                                                                                                           ------------
APPAREL/TEXTILE -- 0.2%
    Tommy Hilfiger Corp.**................................................................         8,000        645,500
                                                                                                           ------------
AUTOMOBILES -- 0.9%
    Ford Motor Co. .......................................................................        26,300      1,597,725
    General Motors Corp. .................................................................        14,600      1,212,712
                                                                                                           ------------
                                                                                                              2,810,437
                                                                                                           ------------
BEVERAGES -- 1.5%
    Anheuser-Busch Cos., Inc. ............................................................        27,800      2,001,600
    Coca-Cola Co. ........................................................................        26,800      1,755,400
    Coca-Cola Enterprises, Inc. ..........................................................        12,000        399,750
    PepsiCo, Inc. ........................................................................        11,000        420,062
                                                                                                           ------------
                                                                                                              4,576,812
                                                                                                           ------------
BIOMEDICAL -- 0.4%
    Amgen, Inc.**.........................................................................        18,600      1,134,600
                                                                                                           ------------
BUILDING & RELATED/APPLIANCE -- 0.2%
    Centex Corp. .........................................................................        16,800        626,850
                                                                                                           ------------
CHEMICALS -- 1.0%
    Dow Chemical Co. .....................................................................        13,800      1,867,312
    Solutia, Inc. ........................................................................        18,000        429,750
    Union Carbide Corp. ..................................................................        13,900        758,419
                                                                                                           ------------
                                                                                                              3,055,481
                                                                                                           ------------
COMMUNICATIONS -- 2.9%
    Cisco Systems, Inc.**.................................................................        29,100      3,359,231
    Lucent Technologies, Inc. ............................................................        44,600      2,606,312
    Sprint Corp. (PCS Group)**............................................................         4,050        192,122
    Tellabs, Inc.**.......................................................................        20,200      2,383,600
                                                                                                           ------------
                                                                                                              8,541,265
                                                                                                           ------------
COMPUTER HARDWARE -- 2.9%
    Dell Computer Corp.**.................................................................        39,600      1,631,025
    EMC Corp.**...........................................................................        22,300      2,313,625
    International Business Machines.......................................................        19,100      4,581,612
                                                                                                           ------------
                                                                                                              8,526,262
                                                                                                           ------------
COMPUTER SERVICES & SOFTWARE -- 3.5%
    America Online, Inc.**................................................................        15,700      1,977,219
    Compuware Corp.**.....................................................................        20,200        501,212
    Microsoft Corp.**.....................................................................       101,800      7,825,875
                                                                                                           ------------
                                                                                                             10,304,306
                                                                                                           ------------

See Notes to Financial Statements.

PACIFIC HORIZON ASSET ALLOCATION FUND
PORTFOLIO OF INVESTMENTS
MAY 14, 1999 (CONTINUED)
--------------------------------------------------------------------------------

                                                                                                              VALUE
                       DESCRIPTION                                                             SHARES        (NOTE 2)
                       -----------                                                             ------        --------
COMPUTER SOFTWARE/HARDWARE -- 0.7%
    Hewlett-Packard Co. ..................................................................        17,900   $  1,509,194
    Seagate Technology, Inc.**............................................................        18,000        563,625
                                                                                                           ------------
                                                                                                              2,072,819
                                                                                                           ------------
CONSUMER PRODUCTS AND SERVICES -- 0.4%
    Bausch & Lomb, Inc. ..................................................................        14,000      1,138,375
                                                                                                           ------------
COSMETICS & TOILETRIES -- 2.0%
    Avon Products, Inc. ..................................................................        22,400      1,162,000
    Clorox Co. ...........................................................................        11,400      1,235,475
    Kimberly-Clark Corp. .................................................................        15,700        946,906
    Procter & Gamble Co. .................................................................        26,900      2,483,206
                                                                                                           ------------
                                                                                                              5,827,587
                                                                                                           ------------
ELECTRIC -- 0.6%
    Edison International..................................................................        30,500        813,969
    FPL Group, Inc. ......................................................................        18,500      1,060,281
                                                                                                           ------------
                                                                                                              1,874,250
                                                                                                           ------------
ELECTRICAL EQUIPMENT -- 1.8%
    General Electric Co. .................................................................        49,400      5,233,312
                                                                                                           ------------
ENERGY RELATED -- 0.9%
    PECO Energy Co. ......................................................................        30,400      1,421,200
    Reliant Energy, Inc. .................................................................        26,000        776,750
    Transocean Offshore, Inc. ............................................................        21,300        577,762
                                                                                                           ------------
                                                                                                              2,775,712
                                                                                                           ------------
ENTERTAINMENT -- 2.1%
    Carnival Cruise Lines, Inc. ..........................................................        21,000        904,312
    CBS Corp.**...........................................................................        29,900      1,371,663
    Time Warner, Inc. ....................................................................        36,300      2,677,125
    Viacom, Inc., Cl-B**..................................................................        35,200      1,381,600
                                                                                                           ------------
                                                                                                              6,334,700
                                                                                                           ------------
FINANCIAL -- BANKS & TRUSTS -- 4.2%
    Chase Manhattan Corp. ................................................................        43,000      3,399,687
    Fleet Financial Group, Inc. ..........................................................        62,700      2,703,937
    Freddie Mac...........................................................................        23,400      1,437,637
    Mellon Bank Corp. ....................................................................        24,900      1,772,569
    National City Corp. ..................................................................        16,800      1,164,450
    PNC Bank Corp. .......................................................................         7,900        449,312
    Wells Fargo Co. ......................................................................        36,000      1,512,000
                                                                                                           ------------
                                                                                                             12,439,592
                                                                                                           ------------
FINANCIAL SERVICES -- 4.2%
    Citigroup, Inc. ......................................................................        53,700      3,812,700
    Hartford Financial Services, Inc. ....................................................        25,300      1,600,225
    Lehman Brothers Holdings, Inc. .......................................................         9,900        553,162
    Morgan (J.P.) & Co., Inc. ............................................................        12,000      1,691,250
    Morgan Stanley Dean Witter & Co. .....................................................        19,600      1,979,600
    Providian Financial Corp. ............................................................        22,800      2,787,300
                                                                                                           ------------
                                                                                                             12,424,237
                                                                                                           ------------
FOOD & RELATED -- 1.0%
    Conagra, Inc. ........................................................................        29,600        819,550
    Heinz (H.J.) Co. .....................................................................        16,700        866,312
    Quaker Oats Co. ......................................................................        20,700      1,390,781
                                                                                                           ------------
                                                                                                              3,076,643
                                                                                                           ------------

See Notes to Financial Statements.

PACIFIC HORIZON ASSET ALLOCATION FUND
PORTFOLIO OF INVESTMENTS
MAY 14, 1999 (CONTINUED)
--------------------------------------------------------------------------------

                                                                                                              VALUE
                       DESCRIPTION                                                             SHARES        (NOTE 2)
                       -----------                                                             ------        --------
HOSPITAL MANAGEMENT -- 0.4%
    United Healthcare Corp. ..............................................................        18,800   $  1,076,300
                                                                                                           ------------
HOSPITAL SUPPLY -- 1.3%
    Allergan, Inc. .......................................................................        13,300      1,199,494
    Boston Scientific Corp.**.............................................................         3,400        143,650
    Johnson & Johnson Co. ................................................................        27,700      2,569,175
                                                                                                           ------------
                                                                                                              3,912,319
                                                                                                           ------------
INSURANCE -- 1.4%
    Allstate Corp. .......................................................................        38,600      1,483,687
    Conseco, Inc. ........................................................................        37,700      1,234,675
    Equitable Companies, Inc. ............................................................        22,400      1,512,000
                                                                                                           ------------
                                                                                                              4,230,362
                                                                                                           ------------
MACHINERY -- 0.6%
    Applied Materials, Inc.**.............................................................        12,100        734,319
    Ingersoll-Rand Co.....................................................................        17,200      1,162,075
                                                                                                           ------------
                                                                                                              1,896,394
                                                                                                           ------------
METALS & MINING -- 0.5%
    Alcoa, Inc. ..........................................................................         8,000        500,000
    USX-U.S. Steel Group, Inc. ...........................................................        31,300        983,994
                                                                                                           ------------
                                                                                                              1,483,994
                                                                                                           ------------
MULTI-INDUSTRY -- 2.0%
    AlliedSignal, Inc. ...................................................................        15,700        948,869
    Rockwell International Corp. .........................................................        24,800      1,559,300
    Tyco International Ltd. ..............................................................        38,700      3,490,256
                                                                                                           ------------
                                                                                                              5,998,425
                                                                                                           ------------
OIL (DOMESTIC) -- 0.2%
    Sunoco, Inc. .........................................................................        16,900        549,250
                                                                                                           ------------
OIL (INTERNATIONAL) -- 3.0%
    Chevron Corp. ........................................................................        25,800      2,442,938
    Exxon Corp. ..........................................................................        50,900      4,008,375
    Mobil Corp. ..........................................................................        23,900      2,345,188
                                                                                                           ------------
                                                                                                              8,796,501
                                                                                                           ------------
PAPER & FOREST PRODUCTS -- 0.8%
    Avery Dennison Corp. .................................................................        14,500        920,750
    Georgia Pacific Corp. ................................................................         9,300        848,044
    Weyerhaeuser Co. .....................................................................         9,200        634,225
                                                                                                           ------------
                                                                                                              2,403,019
                                                                                                           ------------
PHARMACEUTICALS -- 4.2%
    Biogen, Inc.**........................................................................        12,800      1,331,200
    Bristol-Meyers Squibb Co. ............................................................        51,800      3,470,600
    Cardinal Health, Inc. ................................................................        11,300        700,600
    Merck & Co., Inc. ....................................................................        17,000      1,211,250
    Pfizer, Inc. .........................................................................        17,300      1,958,144
    Schering-Plough Corp. ................................................................        43,000      2,053,250
    Warner-Lambert Co. ...................................................................        28,400      1,888,600
                                                                                                           ------------
                                                                                                             12,613,644
                                                                                                           ------------
PRINTING & PUBLISHING -- 0.4%
    McGraw-Hill Cos., Inc. ...............................................................        17,400        953,738
    New York Times Co., Cl-A..............................................................        11,000        375,375
                                                                                                           ------------
                                                                                                              1,329,113
                                                                                                           ------------

See Notes to Financial Statements.

PACIFIC HORIZON ASSET ALLOCATION FUND
PORTFOLIO OF INVESTMENTS
MAY 14, 1999 (CONTINUED)
--------------------------------------------------------------------------------

                                                                                                              VALUE
                       DESCRIPTION                                                             SHARES        (NOTE 2)
                       -----------                                                             ------        --------
RESTAURANTS/LODGING -- 0.3%
    Tricon Global Restaurants, Inc.**.....................................................        16,400   $    988,100
                                                                                                           ------------
RETAIL -- 3.1%
    Federated Department Stores, Inc.**...................................................        31,200      1,717,950
    Gap, Inc. ............................................................................        29,900      1,872,488
    Home Depot, Inc. .....................................................................        24,000      1,393,500
    TJX Cos., Inc. .......................................................................        28,200        831,900
    Wal-Mart Stores, Inc. ................................................................        77,200      3,570,500
                                                                                                           ------------
                                                                                                              9,386,338
                                                                                                           ------------
RETAIL FOOD/DRUG -- 0.6%
    Albertson's, Inc. ....................................................................        11,700        598,894
    Safeway, Inc.**.......................................................................        23,200      1,162,900
                                                                                                           ------------
                                                                                                              1,761,794
                                                                                                           ------------
SEMICONDUCTORS/INSTRUMENTATION -- 2.0%
    Intel Corp. ..........................................................................        52,900      3,068,200
    Motorola, Inc. .......................................................................        13,500      1,120,500
    Solectron Corp.**.....................................................................        18,400      1,002,800
    Texas Instruments, Inc................................................................         8,200        869,200
                                                                                                           ------------
                                                                                                              6,060,700
                                                                                                           ------------
TOBACCO -- 0.7%
    Philip Morris Cos., Inc. .............................................................        49,700      1,938,300
                                                                                                           ------------
TRANSPORTATION -- 0.3%
    Union Pacific Corp. ..................................................................        13,600        827,050
                                                                                                           ------------
UTILITIES -- GAS & PIPELINE -- 0.4%
    Coastal Corp. ........................................................................        31,400      1,181,425
                                                                                                           ------------
UTILITIES -- TELEPHONE -- 5.1%
    Ameritech Corp. ......................................................................        10,900        718,038
    AT&T Corp. ...........................................................................        51,200      3,017,600
    BellSouth Corp. ......................................................................        70,600      3,229,950
    GTE Corp. ............................................................................        49,700      3,236,713
    MCI Worldcom, Inc.**..................................................................        56,424      4,873,623
                                                                                                           ------------
                                                                                                             15,075,924
                                                                                                           ------------
TOTAL COMMON STOCKS (COST $129,120,911)...................................................                  179,848,110
                                                                                                           ------------
CONVERTIBLE PREFERRED STOCK -- 0.1%
    Sealed Air Corp. (Cost $245,177)......................................................         4,845        293,123
                                                                                                           ------------
                                                           MOODY'S/S&P
                                                             RATINGS              MATURITY    PRINCIPAL
                                                           (UNAUDITED)    RATE      DATE       AMOUNT
                                                            ---------    ------   --------   -----------
ASSET BACKED SECURITIES -- 0.8%
    Chevy Chase Auto Receivables Trust, Series 1998-2,
      Class A............................................     Aaa/AAA     5.91%   12/15/04   $   935,633        937,359
    Circuit City Credit Card Master Trust, Series 1995-1,
      Class A............................................     Aaa/AAA    6.375%   08/15/05     1,300,000      1,315,907
                                                                                                           ------------
TOTAL ASSET BACKED SECURITIES (COST $2,245,359)..........                                                     2,253,266
                                                                                                           ------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 8.7%
    AESOP Funding II, Series 1997-1, Class A1, 144A......     Aaa/AAA     6.22%   10/20/01     1,000,000      1,003,234
    Asset Securitization Corp., Series 1997-D5, Class
      A1C................................................     Aaa/AAA     6.75%   02/14/41     1,750,000      1,765,715
    Commercial Mortgage Acceptance Corp., Series 1998-C1,
      Class A2...........................................     Aaa/AAA     6.49%   05/15/08     1,715,000      1,711,613
    Credit Suisse First Boston Mortgage Securities Corp.,
      Series 1998-C1, Class A1B..........................     Aaa/AAA     6.48%   05/17/08     1,800,000      1,773,693

See Notes to Financial Statements.

PACIFIC HORIZON ASSET ALLOCATION FUND
PORTFOLIO OF INVESTMENTS
MAY 14, 1999 (CONTINUED)
--------------------------------------------------------------------------------

                                                           MOODY'S/S&P
                                                             RATINGS              MATURITY    PRINCIPAL       VALUE
                       DESCRIPTION                         (UNAUDITED)    RATE      DATE       AMOUNT        (NOTE 2)
                       -----------                         -----------    ----    --------    ---------      --------
    Criimi Mae CMBS Corp., Series 1998-1, Class A1,
      144A*..............................................     Aaa/AAA    5.697%   10/20/01   $ 1,800,283   $  1,769,905
    Donaldson, Lufkin, Jenrette, Commercial Mortgage
      Corp., Series 1998-CG1, Class A1B..................      NR/AAA     6.41%   05/10/08     1,900,000      1,881,295
    Fingerhut Master Trust, Series 1998-1, Class A.......     Aaa/AAA     6.07%   02/15/05     1,300,000      1,310,082
    General Growth Properties, Series 1, Class A2*.......      Aaa/NR    6.602%   11/15/07     1,600,000      1,604,360
    GMAC Commercial Mortgage Securities, Inc., Series
      1997-C2, Class A3..................................     Aaa/AAA    6.566%   11/15/07     2,075,000      2,066,088
    Lehman Brothers Commercial Conduit Mortgage Trust,
      Series 1998-C1, Class A3...........................     Aaa/AAA     6.48%   01/18/08     2,350,000      2,334,737
    Mortgage Capital Funding, Inc., Series 1998-MC1,
      Class A2...........................................      NR/AAA    6.663%   01/18/08       750,000        757,391
    Mortgage Capital Funding, Inc., Series 1998-MC2,
      Class A2...........................................      Aaa/NR    6.423%   05/18/08     1,850,000      1,837,152
    Nomura Asset Securities Corp., Series 1998-D6, Class
      A1B................................................     Aaa/AAA     6.59%   03/17/28     2,050,000      2,050,318
    Pemex Corp., Series 144A.............................     Aaa/AAA     5.72%   11/15/03     1,800,000      1,791,000
    UAF Auto Grantor Trust, Series 1998-A, Class A,
      144A...............................................     Aaa/AAA     6.10%   05/17/04       790,681        792,657
    Vendee Mortgage Trust, Series 1998-1, Class 2,
      Interest Only Obligation...........................       NR/NR    0.455%   09/15/27    49,855,344        861,376
    Vendee Mortgage Trust, Series 1998-3, Class 1,
      Interest Only Obligation...........................       NR/NR    0.317%   03/15/29    51,549,026        620,508
                                                                                                           ------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
  (COST $26,479,012).....................................                                                    25,931,124
                                                                                                           ------------
CORPORATE OBLIGATIONS -- 15.5%
    AON Corp. ...........................................      A3/AA-     7.40%   10/01/02     1,000,000      1,033,750
    Banco Latinoamericano 144A...........................    Baa1/BBB     7.20%   05/28/02     1,000,000        993,750
    Bear Stearns Co. ....................................        A2/A     6.15%   03/02/04     1,100,000      1,084,875
    BHP Finance USA Ltd. ................................       A3/A-     6.42%   03/01/26     1,600,000      1,588,000
    British Sky Broadcasting.............................   Baa2/BBB-    6.875%   02/23/09     1,150,000      1,119,813
    Cable & Wireless Communications......................     Baa1/A-    6.375%   03/06/03     1,200,000      1,198,500
    Capital One Bank.....................................   Baa3/BBB-     7.00%   04/30/01     1,400,000      1,408,750
    Case Credit Corp. ...................................     Baa1/A-    6.125%   02/15/03     1,400,000      1,387,750
    Coastal Corp. .......................................   Baa3/BBB-    8.125%   09/15/02     1,605,000      1,689,263
    Consumers Energy Co. ................................    Baa3/BBB     6.20%   05/01/03     1,300,000      1,280,500
    Cox Radio, Inc. .....................................     Baa2/A-     6.25%   05/15/03     1,200,000      1,194,000
    Crown Cork & Seal....................................    Baa2/BBB     6.75%   12/15/03     1,050,000      1,050,000
    Delphi Auto Systems Corp. ...........................    Baa2/BBB    6.125%   05/01/04     1,200,000      1,186,500
    Finova Capital Corp. ................................     Baa1/A-    6.625%   09/15/01     2,200,000      2,227,500
    Ford Motor Credit Co. ...............................        A1/A     5.75%   02/23/04     1,400,000      1,372,000
    GTE Corp. ...........................................      Baa1/A     9.10%   06/01/03     1,200,000      1,317,000
    GMAC.................................................        A2/A     6.15%   04/05/07     1,500,000      1,470,000
    Hanson Overseas B.V. ................................        A3/A    7.375%   01/15/03     1,350,000      1,392,188
    James River Corp. ...................................   Baa2/BBB-    8.375%   11/15/01     1,250,000      1,317,188
    KN Energy, Inc. .....................................   Baa2/BBB-     6.45%   03/01/03     1,000,000      1,002,500
    Lehman Brothers Holdings, Inc. ......................      Baa1/A    6.625%   04/01/04     1,200,000      1,189,500
    MCN Investment Corp. ................................    Baa3/BBB     6.89%   01/16/02     1,500,000      1,513,125
    Nabisco, Inc. .......................................    Baa2/BBB    6.125%   02/01/03     1,500,000      1,473,750
    Newcourt Credit Group 144A...........................    Baa3/BBB    6.875%   02/16/05     1,200,000      1,212,000
    Paine Webber Group, Inc. ............................    Baa1/BBB    7.015%   02/10/04     1,250,000      1,256,250
    Praxair, Inc. .......................................      A3/BBB     6.75%   03/01/03     1,500,000      1,520,625
    PSEG Capital Corp. 144A..............................    Baa2/BBB     6.74%   10/23/01     1,100,000      1,112,375
    Salomon Smith Barney Holdings, Inc. .................       Aa3/A     6.25%   05/15/03     1,300,000      1,296,750
    Sears Roebuck Acceptance Corp. ......................       A2/A-     6.00%   03/20/03     1,200,000      1,188,000

See Notes to Financial Statements.

PACIFIC HORIZON ASSET ALLOCATION FUND
PORTFOLIO OF INVESTMENTS
MAY 14, 1999 (CONTINUED)
--------------------------------------------------------------------------------

                                                           MOODY'S/S&P
                                                             RATINGS              MATURITY    PRINCIPAL       VALUE
                       DESCRIPTION                         (UNAUDITED)    RATE      DATE       AMOUNT        (NOTE 2)
                       -----------                         -----------    ----    --------    ---------      --------
    Service Corp. International..........................    Baa1/BBB     6.30%   03/15/03   $ 1,100,000   $  1,072,500
    Sprint Capital Corp. ................................   Baa1/BBB+     5.70%   11/15/03     1,200,000      1,170,000
    Thermo Electron Corp. ...............................      Baa2/A    7.625%   10/30/08     1,200,000      1,122,000
    Tyco International Group Notes.......................     Baa1/A-    6.375%   06/15/05     1,200,000      1,194,000
    USG Corp. ...........................................    Baa3/BBB     9.25%   09/15/01     1,100,000      1,166,000
    Williams Cos., Inc. .................................   Baa2/BBB-    6.125%   02/01/01     1,000,000      1,001,250
    Worldcom, Inc. ......................................    Baa2/BBB     6.40%   08/15/05     1,400,000      1,387,750
                                                                                                           ------------
TOTAL CORPORATE OBLIGATIONS (COST $46,363,804)...........                                                    46,189,702
                                                                                                           ------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 10.8%
    FHLMC Pool #533301...................................                10.50%   04/01/19         9,094          9,972
    FHLMC Pool #E60891...................................                 6.50%   07/01/10     2,082,145      2,092,555
    FHLMC Pool #G10304...................................                 6.50%   04/01/09       540,172        542,873
    FNCI Pool #400028....................................                 6.50%   02/01/13     2,437,103      2,446,242
    FNCL Pool #313349....................................                10.00%   09/01/18       680,179        736,081
    FNCL Pool #313644....................................                 7.00%   08/01/27     3,530,117      3,558,799
    FNCL Pool #325602....................................                 6.50%   10/01/10       273,517        274,543
    FNCX Pool #323191....................................                 6.50%   06/01/05       958,584        966,972
    FNMA Pool #345858....................................                6.241%   08/01/36       872,246        891,871
    FNMA Pool #405210....................................                 7.00%   05/01/28     3,306,084      3,332,946
    FNMA Pool #405307....................................                 6.50%   12/01/27     5,853,821      5,769,672
    FNMA Pool #437420....................................                 7.00%   08/01/28     2,916,729      2,940,427
    GNMA Pool #146301....................................                10.00%   02/15/16        37,009         40,386
    GNMA Pool #436800....................................                 8.00%   07/15/27     2,427,991      2,529,663
    GNMA Pool #448913....................................                 8.00%   06/15/28     2,346,943      2,445,221
    GNMA Pool #448958....................................                 8.00%   09/15/27       463,291        482,692
    GNMA Pool #449104....................................                 8.00%   06/15/28       876,181        912,871
    GNMA Pool #467788....................................                 8.00%   04/15/28       128,943        134,343
    GNMA, Class C (Montibello)...........................                 6.75%   06/01/39       802,000        790,652
    GNSF Pool #231236....................................                 9.00%   01/15/20       114,279        122,029
    GNSF Pool #258039....................................                 9.00%   01/15/20       140,359        149,877
    GNSF Pool #276635....................................                 9.00%   10/15/19       172,332        184,019
    GNSF Pool #278853....................................                 9.00%   11/15/19       182,382        194,750
    GNSF Pool #780330....................................                 9.00%   12/15/19       661,636        706,917
                                                                                                           ------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
  (COST $32,325,768).....................................                                                    32,256,373
                                                                                                           ------------
U.S. GOVERNMENT OBLIGATIONS -- 3.1%
    U.S. Treasury Strips.................................                5.343%+  08/15/12     4,650,000      2,073,447
    U.S. Treasury Strips.................................                5.66%+   08/15/14     1,200,000        466,712
    U.S. Treasury Strips.................................                5.981%+  05/15/17    13,000,000      4,243,090
    U.S. Treasury Strips.................................                5.87%+   05/15/18       950,000        290,296
    U.S. Treasury Strips.................................                6.128%+  08/15/19     1,500,000        423,852
    U.S. Treasury Strips.................................                5.408%+  02/15/27     9,400,000      1,783,770
                                                                                                           ------------
TOTAL U.S. GOVERNMENT OBLIGATIONS
  (COST $10,234,717).....................................                                                     9,281,167
                                                                                                           ------------

See Notes to Financial Statements.

PACIFIC HORIZON ASSET ALLOCATION FUND
PORTFOLIO OF INVESTMENTS
MAY 14, 1999 (CONCLUDED)
--------------------------------------------------------------------------------


                                                                                                              VALUE
                       DESCRIPTION                                                             SHARES        (NOTE 2)
                       -----------                                                             ------        --------
TEMPORARY INVESTMENTS -- 0.5%
    Temporary Investment Cash Fund.......................                                        819,623   $    819,623
    Temporary Investment Fund............................                                        819,623        819,623
                                                                                                           ------------
TOTAL TEMPORARY INVESTMENTS (COST $1,639,246)............                                                     1,639,246
                                                                                                           ------------
TOTAL INVESTMENTS -- 99.8% (COST $248,653,994)(a)........                                                   297,692,111
OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.2%............                                                       664,057
                                                                                                           ------------
NET ASSETS -- 100.0%.....................................                                                  $298,356,168
                                                                                                           ============

--------------------------------------------------------------------------------
Percentages indicated are based on net assets of $298,356,168.

(a) Represents cost for Federal income tax and book purposes and differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation.....................................  $53,983,843
Unrealized depreciation.....................................   (4,945,726)
                                                              -----------
Net unrealized appreciation.................................  $49,038,117
                                                              ===========

144A -- Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. At the end of the period, these securities amounted to 3.5% of net assets.
* Private placement security.
** Non-income producing security.
+ Rate shown is the effective yield at purchase date.
FHLMC -- Federal Home Loan Mortgage Corporation.
FNCI -- Federal National Mortgage Association -- 15 Year Fixed.
FNCL -- Federal National Mortgage Association -- 30 Year Fixed.
FNCX -- Federal National Mortgage Association -- 30/7 Year Balloon.
FNMA -- Federal National Mortgage Association.
GNMA -- Government National Mortgage Association.
GNSF -- Government National Mortgage Association -- 30 Year Fixed.
Interest Only Obligation -- security pays coupon proceeds based on a notional principal amount.
NR -- Not Rated.

See Notes to Financial Statements.

PACIFIC HORIZON FUNDS, INC.
STATEMENTS OF ASSETS AND LIABILITIES
MAY 14, 1999
--------------------------------------------------------------------------------

                                                             CALIFORNIA TAX-     CALIFORNIA
                                                              EXEMPT MONEY     MUNICIPAL BOND   CAPITAL INCOME   ASSET ALLOCATION
                                                               MARKET FUND          FUND             FUND              FUND
                                                             ---------------   --------------   --------------   ----------------
ASSETS:
  Investments in securities at value(a)....................  $1,417,936,797     $203,986,293     $349,600,194      $297,692,111
  Cash.....................................................       4,048,065        2,990,183        8,135,436                --
  Receivable for investment securities sold................      46,300,000               --        1,815,000                --
  Receivable for dividends and interest....................      12,466,287        3,227,990        2,310,948         1,432,468
  Receivable for capital shares sold.......................             306          125,116          138,962           454,144
  Prepaid expenses.........................................           8,642              584            1,749             1,633
                                                             --------------     ------------     ------------      ------------
        Total Assets.......................................   1,480,760,097      210,330,166      362,002,289       299,580,356
                                                             --------------     ------------     ------------      ------------
LIABILITIES:
  Accrued dividends payable................................       1,580,020          356,445               --                --
  Payable for investment securities purchased..............       6,429,362               --               --           794,712
  Payable for capital shares redeemed......................             985        1,158,875        1,330,290           259,370
  Investment advisory fees payable.........................          56,096           24,310           67,267            89,067
  Administration fees payable..............................          55,939           16,325           30,092            17,081
  Special management fees payable..........................          62,634               --               --                --
  Shareholder service fees payable.........................          96,267           20,286           34,760             4,817
  Distribution fees payable................................          33,972              764            2,008             3,494
  Custodian and fund accounting fees payable...............          35,413           19,230            7,528            11,659
  Legal fees payable.......................................          30,497            4,845            8,526             5,543
  Other accrued expenses payable...........................         120,178           71,912          144,888            38,445
                                                             --------------     ------------     ------------      ------------
        Total Liabilities..................................       8,501,363        1,672,992        1,625,359         1,224,188
                                                             --------------     ------------     ------------      ------------
NET ASSETS.................................................  $1,472,258,734     $208,657,174     $360,376,930      $298,356,168
                                                             ==============     ============     ============      ============
NET ASSETS:
  Pacific Horizon Shares...................................  $  502,620,649     $         --     $         --      $         --
  Horizon Service Shares...................................     636,021,586               --               --                --
  A Shares.................................................              --      205,884,348      352,091,461        72,196,221
  B Shares.................................................              --        2,772,826        4,396,728        10,328,437
  K Shares.................................................              --               --        3,888,741         2,308,779
  S Shares.................................................     296,769,613               --               --                --
  SRF Shares...............................................              --               --               --       213,522,731
  X Shares.................................................      36,846,886               --               --                --
                                                             --------------     ------------     ------------      ------------
        Total..............................................  $1,472,258,734     $208,657,174     $360,376,930      $298,356,168
                                                             ==============     ============     ============      ============
Shares Outstanding ($0.001 par value, 40 billion, 200
  million, 300 million, and 400 million shares authorized,
  respectively):
  Pacific Horizon Shares...................................     502,641,465               --               --                --
  Horizon Service Shares...................................     636,060,885               --               --                --
  A Shares.................................................              --       27,442,666       19,227,644         3,085,877
  B Shares.................................................              --          369,363          240,659           442,903
  K Shares.................................................              --               --          211,915            98,981
  S Shares.................................................     296,768,918               --               --                --
  SRF Shares...............................................              --               --               --        12,092,641
  X Shares.................................................      36,848,784               --               --                --
                                                             --------------     ------------     ------------      ------------
        Total..............................................   1,472,320,052       27,812,029       19,680,218        15,720,402
                                                             ==============     ============     ============      ============
NET ASSET VALUE:
  Pacific Horizon, Horizon Service, S and X Shares -- Net
    asset value, offering and redemption price per share...  $         1.00     $         --     $         --      $         --
                                                             ==============     ============     ============      ============
  A Shares -- Net asset value and redemption price per
    share..................................................              --     $       7.50     $      18.31      $      23.40
                                                             ==============     ============     ============      ============
  Maximum Sales Charge (A Shares)..........................             N/A            4.75%            5.75%             5.75%
    Maximum Offering Price per share (A Shares) (Net Asset
      Value of A Shares/(100% -- Maximum Sales Charge))....              --     $       7.87     $      19.43      $      24.83
                                                             ==============     ============     ============      ============
  B Shares -- Net asset value and offering price per
    share..................................................              --     $       7.51     $      18.27      $      23.32
                                                             ==============     ============     ============      ============
  K Shares -- Net asset value, offering and redemption
    price per share........................................              --               --     $      18.35      $      23.33
                                                             ==============     ============     ============      ============
  SRF Shares -- Net asset value, offering and redemption
    price per share........................................              --               --               --      $      17.66
                                                             ==============     ============     ============      ============
COMPONENTS OF NET ASSETS
Shares of common stock, at par.............................  $    1,472,320     $     27,812     $     19,680      $     15,720
Additional paid-in capital.................................   1,470,784,271      193,908,704      300,068,370       232,519,376
Undistributed net investment income........................          61,428          291,788        1,526,775           499,348
Accumulated net realized gains (losses) on investment
  transactions.............................................         (59,285)       1,447,476       25,199,582        16,283,607
Net unrealized appreciation on investments.................              --       12,981,394       33,562,523        49,038,117
                                                             --------------     ------------     ------------      ------------
NET ASSETS.................................................  $1,472,258,734     $208,657,174     $360,376,930      $298,356,168
                                                             ==============     ============     ============      ============
(a) Cost:..................................................  $1,417,936,797     $191,004,899     $316,037,671      $248,653,994
                                                             ==============     ============     ============      ============

See Notes to Financial Statements.

PACIFIC HORIZON FUNDS, INC.
STATEMENTS OF ASSETS AND LIABILITIES
MAY 14, 1999
--------------------------------------------------------------------------------

                                                                INTERMEDIATE       BLUE CHIP
                                                                 BOND FUND            FUND
                                                                ------------      ------------
ASSETS:
  Investment in Master Investment Trust, Series
    I -- Investment Grade Bond Portfolio and Blue Chip
    Portfolio, respectively, at value.......................    $94,413,910       $903,841,465
  Receivable for dividends and interest.....................          1,266             16,937
  Prepaid expenses..........................................          1,765              3,737
                                                                -----------       ------------
         Total Assets.......................................     94,416,941        903,862,139
                                                                -----------       ------------
LIABILITIES:
  Accrued dividends payable.................................             70                 --
  Administration fees payable...............................             --            130,009
  Shareholder service fees payable..........................         20,380             35,826
  Distribution fees payable.................................            382             10,234
  Custodian and fund accounting fees payable................          2,932              2,974
  Legal fees payable........................................          2,511             15,386
  Other accrued expenses payable............................         71,207            189,406
                                                                -----------       ------------
         Total Liabilities..................................         97,482            383,835
                                                                -----------       ------------
NET ASSETS..................................................    $94,319,459       $903,478,304
                                                                ===========       ============
NET ASSETS:
  A Shares..................................................    $61,412,184       $423,307,869
  B Shares..................................................             --         21,002,239
  K Shares..................................................        469,455         15,036,443
  SRF Shares................................................     32,437,820        444,131,753
                                                                -----------       ------------
         Total..............................................    $94,319,459       $903,478,304
                                                                ===========       ============
Shares Outstanding ($0.001 par value, 300 million and 400
  million shares authorized, respectively):
  A Shares..................................................      6,466,634         11,783,668
  B Shares..................................................             --            587,200
  K Shares..................................................         49,088            421,341
  SRF Shares................................................      3,016,658         14,036,648
                                                                -----------       ------------
         Total..............................................      9,532,380         26,828,857
                                                                ===========       ============
NET ASSET VALUE:
  A Shares -- Net asset value and redemption price per
    share...................................................    $      9.50       $      35.92
                                                                ===========       ============
  Maximum Sales Charge (A Shares)...........................          3.25%              5.75%
    Maximum Offering Price per share (A Shares) (Net Asset
      Value of A Shares/(100% -- Maximum Sales Charge)).....    $      9.82       $      38.11
                                                                ===========       ============
  B Shares -- Net asset value and offering price per
    share...................................................             --       $      35.77
                                                                ===========       ============
  K Shares -- Net asset value, offering and redemption price
    per share...............................................    $      9.56       $      35.69
                                                                ===========       ============
  SRF Shares -- Net asset value, offering and redemption
    price per share.........................................    $     10.75       $      31.64
                                                                ===========       ============
COMPONENTS OF NET ASSETS
Shares of common stock, at par..............................    $     9,532       $     26,829
Additional paid-in capital..................................     95,706,500        577,549,813
Undistributed net investment income.........................         96,311            152,026
Accumulated net realized gains (losses) on investment
  transactions..............................................        (95,373)        79,295,678
Net unrealized appreciation (depreciation) on investments...     (1,397,511)       246,453,958
                                                                -----------       ------------
NET ASSETS..................................................    $94,319,459       $903,478,304
                                                                ===========       ============

See Notes to Financial Statements.

PACIFIC HORIZON FUNDS, INC.
STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------

                                                                    CALIFORNIA TAX-EXEMPT
                                                                      MONEY MARKET FUND
                                                              ---------------------------------
                                                                FOR THE            FOR THE
                                                              PERIOD ENDED       YEAR ENDED
                                                              MAY 14, 1999    FEBRUARY 28, 1999
                                                              ---------------------------------
INVESTMENT INCOME:
  Interest..................................................   $9,731,558        $48,709,796
  Dividend..................................................           --                 --
                                                               ----------        -----------
  Total Investment Income...................................    9,731,558         48,709,796
                                                               ----------        -----------
EXPENSES:
  Investment advisory fees..................................      324,031          1,548,799
  Administration fees.......................................      324,031          1,548,799
  Distribution fees: (B Shares).............................           --                 --
                    (K Shares)..............................           --                 --
                    (S Shares)..............................      508,084          1,890,092
                    (X Shares)..............................       21,795             97,966
  Shareholder service fees: (Horizon Service Shares)........      347,837          1,702,931
                             (A Shares).....................           --                 --
                             (B Shares).....................           --                 --
                             (K Shares).....................           --                 --
                             (SRF Shares)...................           --                 --
                             (S Shares).....................      169,361            636,646
                             (X Shares).....................       18,163             81,640
  Special management fees (Pacific Horizon Shares)..........      384,603          2,037,930
  Custodian and fund accounting fees........................       63,106            187,552
  Directors' fees...........................................       17,144             38,158
  Legal fees................................................       18,606             50,293
  Registration fees.........................................       49,276                 --
  Reports to shareholders...................................       23,995             91,064
  Retirement fees...........................................       47,772              8,149
  Transfer agent fees.......................................           --             23,319
  Other expenses............................................       10,950            215,190
                                                               ----------        -----------
          Total Expenses....................................    2,328,754         10,158,528
          Less: Fee waivers and reimbursements..............     (384,798)        (1,311,622)
                Expenses paid by third parties..............           --            (14,087)
                                                               ----------        -----------
          Total Net Expenses................................    1,943,956          8,832,819
                                                               ----------        -----------
NET INVESTMENT INCOME.......................................    7,787,602         39,876,977
                                                               ----------        -----------
REALIZED/UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on investment transactions.......           --             (3,147)
  Net change in unrealized appreciation (depreciation) on
     investments............................................           --                 --
                                                               ----------        -----------
  Net realized/unrealized gain (loss) on investment
     transactions...........................................           --             (3,147)
                                                               ----------        -----------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS................................................   $7,787,602        $39,873,830
                                                               ==========        ===========

--------------------------------------------------------------------------------

(a) Period from July 15, 1998 (date of initial offering).

See Notes to Financial Statements.

--------------------------------------------------------------------------------

      CALIFORNIA MUNICIPAL BOND FUND          CAPITAL INCOME FUND               ASSET ALLOCATION FUND
     --------------------------------   --------------------------------   --------------------------------
       FOR THE           FOR THE          FOR THE           FOR THE          FOR THE           FOR THE
     PERIOD ENDED      YEAR ENDED       PERIOD ENDED      YEAR ENDED       PERIOD ENDED      YEAR ENDED
     MAY 14, 1999   FEBRUARY 28, 1999   MAY 14, 1999   FEBRUARY 28, 1999   MAY 14, 1999   FEBRUARY 28, 1999
     ------------------------------------------------------------------------------------------------------
     $ 2,368,082       $12,253,831      $ 1,340,151       $ 8,037,821      $ 1,540,822       $ 7,781,781
              --                --        1,910,279         7,881,972          414,333         1,978,265
     -----------       -----------      -----------       -----------      -----------       -----------
       2,368,082        12,253,831        3,250,430        15,919,793        1,955,155         9,760,046
     -----------       -----------      -----------       -----------      -----------       -----------
         133,037           687,688          334,975         1,740,699          244,476         1,089,007
          88,691           458,461          148,878           773,648           91,679           408,379
           4,058             6,593(a)         6,014             9,842(a)        11,930            10,505(a)
              --                --            6,400            24,570            3,180            11,332
              --                --               --                --               --                --
              --                --               --                --               --                --
              --                --               --                --               --                --
         109,512           570,875          181,958           955,581           38,031           169,809
           1,353             2,198(a)         2,018             3,329(a)         3,977             3,502(a)
              --                --            2,120             8,142            1,060             3,789
              --                --               --                --          109,730           503,529
              --                --               --                --               --                --
              --                --               --                --               --                --
              --                --               --                --               --                --
          22,563           105,975           14,072            81,753           42,465           117,107
             527                --            3,228            10,677            2,761             6,278
           1,826             8,420            4,504            14,151            3,705             9,080
           1,162                --           23,295            19,561           30,006            16,137
          15,188            55,811           65,253            95,389           95,059            52,470
          14,021             1,222           15,472             1,448            1,399               365
          38,461           170,733          181,918           726,888           48,751           133,027
           1,375            77,959            4,383            47,598           21,911            58,498
     -----------       -----------      -----------       -----------      -----------       -----------
         431,774         2,145,935          994,488         4,513,276          750,120         2,592,814
         (13,794)               --          (17,346)           (8,190)        (111,809)          (28,398)
              --            (5,515)                           (44,485)              --                --
     -----------       -----------      -----------       -----------      -----------       -----------
         417,980         2,140,420          977,142         4,460,601          638,311         2,564,416
     -----------       -----------      -----------       -----------      -----------       -----------
       1,950,102        10,113,411        2,273,288        11,459,192        1,316,844         7,195,630
     -----------       -----------      -----------       -----------      -----------       -----------
       1,092,666         2,446,540       12,894,127        12,406,163        9,905,227        23,764,494
      (3,923,357)        1,309,875        6,834,724        (8,323,165)       1,711,744         6,281,484
     -----------       -----------      -----------       -----------      -----------       -----------
      (2,830,691)        3,756,415       19,728,851         4,082,998       11,616,971        30,045,978
     -----------       -----------      -----------       -----------      -----------       -----------
     $  (880,589)      $13,869,826      $22,002,139       $15,542,190      $12,933,815       $37,241,608
     ===========       ===========      ===========       ===========      ===========       ===========

--------------------------------------------------------------------------------

PACIFIC HORIZON FUNDS, INC.
STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------

                                                            INTERMEDIATE BOND                     BLUE CHIP FUND
                                                    ---------------------------------    ---------------------------------
                                                      FOR THE            FOR THE           FOR THE            FOR THE
                                                    PERIOD ENDED       YEAR ENDED        PERIOD ENDED       YEAR ENDED
                                                    MAY 14, 1999    FEBRUARY 28, 1999    MAY 14, 1999    FEBRUARY 28, 1999
                                                    ---------------------------------    ---------------------------------
INVESTMENT INCOME:
  Investment Income from Master Investment
    Trust, Series I -- Investment Grade Bond
    Portfolio and Blue Chip Portfolio,
    respectively:
  Interest......................................     $1,189,840        $ 5,370,427       $   170,284       $ 10,071,631
  Dividend......................................             --                 --         2,149,898          1,242,581
                                                     ----------        -----------       -----------       ------------
                                                      1,189,840          5,370,427         2,320,182         11,314,212
  Expenses......................................        (74,700)          (314,701)       (1,123,001)        (4,774,901)
  Less: Fee waivers and expense
    reimbursements..............................             --                 --                --             60,782
                                                     ----------        -----------       -----------       ------------
                                                        (74,700)          (314,701)       (1,123,001)        (4,714,119)
                                                     ----------        -----------       -----------       ------------
  Net Investment Income from Master Investment
    Trust, Series I -- Investment Grade Bond
    Portfolio and Blue Chip Portfolio,
    respectively:...............................      1,115,140          5,055,726         1,197,181          6,600,093
                                                     ----------        -----------       -----------       ------------
EXPENSES:
  Administration fees...........................         29,692            133,058           276,759          1,155,027
  Distribution fees: (B Shares).................             --                 --            25,828             29,318(a)
                   (K Shares)...................            782              3,563            22,591             70,117
  Shareholder service fees: (A Shares)..........         32,206            134,963           215,645            920,154
                          (B Shares)............             --                 --             8,609              9,773(a)
                          (K Shares)............            261              1,191             7,530             23,412
                          (SRF Shares)..........         17,020             85,610           225,667            971,730
  Custodian and fund accounting fees............          7,854             30,000             5,349             29,999
  Directors' fees...............................             --                 --             8,706             18,171
  Legal fees....................................            148              3,244            13,682             22,717
  Registration fees.............................         27,861             10,089            27,200                 --
  Reports to shareholders.......................          1,866             39,024           214,309            139,449
  Retirement fees...............................          5,617                365            18,509              1,491
  Transfer agent fees...........................          7,602             25,977           266,454            826,462
  Other expenses................................         15,917             23,935            38,249            120,588
                                                     ----------        -----------       -----------       ------------
         Total Expenses.........................        146,826            491,019         1,375,087          4,338,408
         Less: Fee waivers and reimbursements...        (14,485)            (1,707)         (396,283)          (855,850)
                                                     ----------        -----------       -----------       ------------
         Total Net Expenses.....................        132,341            489,312           978,804          3,482,558
                                                     ----------        -----------       -----------       ------------
Net Investment Income...........................        982,799          4,566,414           218,377          3,117,535
                                                     ----------        -----------       -----------       ------------
NET REALIZED/UNREALIZED GAIN (LOSS) ON
  INVESTMENTS FROM MASTER INVESTMENT TRUST,
  SERIES I -- INVESTMENT GRADE BOND PORTFOLIO
  AND BLUE CHIP PORTFOLIO, RESPECTIVELY:
  Net realized gain (loss) on investment
    transactions and futures contracts..........       (101,295)         1,017,451        53,031,501         58,970,885
  Net change in unrealized appreciation
    (depreciation) on investments...............       (229,833)        (1,825,215)       10,011,723         67,560,696
                                                     ----------        -----------       -----------       ------------
  Net realized/unrealized gain (loss) on
    investment transactions.....................       (331,128)          (807,764)       63,043,224        126,531,581
                                                     ----------        -----------       -----------       ------------
INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS....................................     $  651,671        $ 3,758,650       $63,261,601       $129,649,116
                                                     ==========        ===========       ===========       ============

--------------------------------------------------------------------------------

(a) Period from July 15, 1998 (date of initial offering) to February 28, 1999.

See Notes to Financial Statements.

PACIFIC HORIZON FUNDS, INC.
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                        CALIFORNIA TAX-EXEMPT MONEY MARKET FUND
                                -------------------------------------------------------
                                    FOR THE            FOR THE             FOR THE
                                 PERIOD ENDED        YEAR ENDED          YEAR ENDED
                                 MAY 14, 1999     FEBRUARY 28, 1999   FEBRUARY 28, 1998
                                -------------------------------------------------------
FROM OPERATIONS
  Net investment income.......  $     7,787,602    $    39,876,977     $    34,700,392
  Net realized gain (loss) on
    investment transactions...               --             (3,147)            (45,278)
  Net change in unrealized
    appreciation
    (depreciation) on
    investments...............               --                 --                  --
                                ---------------    ---------------     ---------------
    Net Increase (decrease) in
      Net Assets from
      Operations..............        7,787,602         39,873,830          34,655,114
                                ---------------    ---------------     ---------------
DISTRIBUTIONS TO SHAREHOLDERS
  FROM:
  Net investment income:
    Pacific Horizon Shares....       (2,670,982)       (15,175,264)        (15,910,817)
    Horizon Service Shares....       (3,459,068)       (18,045,318)        (16,451,344)
    A Shares..................               --                 --                  --
    B Shares..................               --                 --                  --
    K Shares..................               --                 --                  --
    S Shares..................       (1,497,038)        (5,889,927)         (1,319,384)(a)
    SRF Shares................               --                 --                  --
    X Shares..................         (160,425)          (767,430)         (1,018,847)
  Net realized gains from
    investment transactions:
    A Shares..................               --                 --                  --
    B Shares..................               --                 --                  --
    K Shares..................               --                 --                  --
    SRF Shares................               --                 --                  --
                                ---------------    ---------------     ---------------
    Total Dividends and
      Distributions to
      Shareholders............       (7,787,513)       (39,877,939)        (34,700,392)
                                ---------------    ---------------     ---------------
CAPITAL SHARE TRANSACTIONS
  Proceeds from shares
    issued....................    1,006,439,024      3,447,276,433       3,024,788,107
  Dividends reinvested........        4,544,207         29,385,958          26,426,275
  Cost of shares redeemed.....   (1,123,276,313)    (3,333,744,304)     (2,603,253,345)
                                ---------------    ---------------     ---------------
    Change in net assets from
      capital share
      transactions............     (112,293,082)       142,918,087         447,961,037
                                ---------------    ---------------     ---------------
  Change in net assets........     (112,292,993)       142,913,978         447,915,759
NET ASSETS
  Beginning of Period.........    1,584,551,727      1,441,637,749         993,721,990
                                ---------------    ---------------     ---------------
  End of Period...............  $ 1,472,258,734    $ 1,584,551,727     $ 1,441,637,749
                                ===============    ===============     ===============
Accumulated Undistributed Net
  Investment Income...........  $        61,428    $        61,339     $        62,301
                                ===============    ===============     ===============

                                           CALIFORNIA MUNICIPAL BOND FUND
                                ----------------------------------------------------
                                  FOR THE           FOR THE             FOR THE
                                PERIOD ENDED      YEAR ENDED          YEAR ENDED
                                MAY 14, 1999   FEBRUARY 28, 1999   FEBRUARY 28, 1998
                                ----------------------------------------------------
FROM OPERATIONS
  Net investment income.......  $  1,950,102     $ 10,113,411          10,401,567
  Net realized gain (loss) on
    investment transactions...     1,092,666        2,446,540           2,654,339
  Net change in unrealized
    appreciation
    (depreciation) on
    investments...............    (3,923,357)       1,309,875           6,125,217
                                ------------     ------------        ------------
    Net Increase (decrease) in
      Net Assets from
      Operations..............      (880,589)      13,869,826          19,181,123
                                ------------     ------------        ------------
DISTRIBUTIONS TO SHAREHOLDERS
  FROM:
  Net investment income:
    Pacific Horizon Shares....            --               --                  --
    Horizon Service Shares....            --               --                  --
    A Shares..................    (1,930,219)     (10,081,160)        (10,401,540)
    B Shares..................       (19,873)         (32,256)(b)              --
    K Shares..................            --               --                 (27)
    S Shares..................            --               --                  --
    SRF Shares................            --               --                  --
    X Shares..................            --               --                  --
  Net realized gains from
    investment transactions:
    A Shares..................            --       (4,298,874)           (414,788)
    B Shares..................            --          (25,431)(b)              --
    K Shares..................            --               --                  --
    SRF Shares................            --               --                  --
                                ------------     ------------        ------------
    Total Dividends and
      Distributions to
      Shareholders............    (1,950,092)     (14,437,721)        (10,816,355)
                                ------------     ------------        ------------
CAPITAL SHARE TRANSACTIONS
  Proceeds from shares
    issued....................     7,604,693       62,888,237          31,684,108
  Dividends reinvested........     1,001,516        9,359,233           6,597,508
  Cost of shares redeemed.....   (18,305,042)     (64,477,863)        (53,772,246)
                                ------------     ------------        ------------
    Change in net assets from
      capital share
      transactions............    (9,698,833)       7,769,607         (15,490,630)
                                ------------     ------------        ------------
  Change in net assets........   (12,529,514)       7,201,712          (7,125,862)
NET ASSETS
  Beginning of Period.........   221,186,688      213,984,976         221,110,838
                                ------------     ------------        ------------
  End of Period...............  $208,657,174     $221,186,688        $213,984,976
                                ============     ============        ============
Accumulated Undistributed Net
  Investment Income...........  $    291,788     $    291,778        $    291,783
                                ============     ============        ============

--------------------------------------------------------------------------------

(a) Period from June 18, 1997 (inception date) to February 28, 1998.

(b) Period from July 15, 1998 (date of initial offering) to February 28, 1999.

(c) Period from June 23, 1997 (inception date) to February 28, 1998.

See Notes to Financial Statements.

--------------------------------------------------------------------------------

                      CAPITAL INCOME FUND                                      ASSET ALLOCATION FUND
     ------------------------------------------------------    ------------------------------------------------------
       FOR THE            FOR THE              FOR THE           FOR THE            FOR THE              FOR THE
     PERIOD ENDED       YEAR ENDED           YEAR ENDED        PERIOD ENDED       YEAR ENDED           YEAR ENDED
     MAY 14, 1999    FEBRUARY 28, 1999    FEBRUARY 28, 1998    MAY 14, 1999    FEBRUARY 28, 1999    FEBRUARY 28, 1998
     ----------------------------------------------------------------------------------------------------------------
     $  2,273,288      $  11,459,192        $ 12,184,863       $  1,316,844      $  7,195,630         $  4,657,471
       12,894,127         12,406,163          40,172,797          9,905,227        23,764,494           16,121,025
        6,834,724         (8,323,165)         15,462,278          1,711,744         6,281,484           10,917,084
     ------------      -------------        ------------       ------------      ------------         ------------
       22,002,139         15,542,190          67,819,938         12,933,815        37,241,608           31,695,580
     ------------      -------------        ------------       ------------      ------------         ------------
               --                 --                  --                 --                --                   --
               --                 --                  --                 --                --                   --
       (2,167,829)       (11,927,899)        (11,941,341)          (352,434)       (1,374,728)            (948,423)
          (17,532)           (76,860)(b)              --            (27,008)          (20,292)(b)               --
          (21,129)           (32,376)            (44,897)            (7,520)          (25,004)             (16,758)
               --                 --                  --                 --                --                   --
               --                 --                  --         (1,428,437)       (5,495,494)          (2,815,255)(c)
               --                 --                  --                 --                --                   --
               --         (4,002,223)        (58,050,678)                --        (4,627,382)          (3,507,686)
               --            (34,031)(b)              --                 --          (164,418)(b)               --
               --            (18,272)           (294,934)                --          (105,795)             (82,265)
               --                 --                  --                 --       (17,214,123)          (9,820,897)(c)
     ------------      -------------        ------------       ------------      ------------         ------------
       (2,206,490)       (16,091,661)        (70,331,850)        (1,815,399)      (29,027,236)         (17,191,284)
     ------------      -------------        ------------       ------------      ------------         ------------
        5,784,429         74,472,445          95,805,004         11,978,133        54,174,467          208,437,645
        1,975,519         14,660,424          65,580,717          1,800,599        28,787,784           16,979,819
      (30,612,506)     (118,820,579)         (75,563,249)       (13,800,789)      (51,715,342)         (27,709,016)
     ------------      -------------        ------------       ------------      ------------         ------------
                 )
      (22,852,558       (29,687,710)          85,822,472            (22,057)       31,246,909          197,708,448
     ------------      -------------        ------------       ------------      ------------         ------------
       (3,056,909)      (30,237,181)          83,310,560         11,096,359        39,461,281          212,212,744
      363,433,839        393,671,020         310,360,460        287,259,809       247,798,528           35,585,784
     ------------      -------------        ------------       ------------      ------------         ------------
     $360,376,930      $ 363,433,839        $393,671,020       $298,356,168      $287,259,809         $247,798,528
     ============      =============        ============       ============      ============         ============
     $  1,526,775      $   1,459,977        $  2,096,055       $    499,348      $  1,029,034         $    951,491
     ============      =============        ============       ============      ============         ============

--------------------------------------------------------------------------------

PACIFIC HORIZON FUNDS, INC.
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                          INTERMEDIATE BOND FUND                    BLUE CHIP FUND
                                           ----------------------------------------------------     ------------
                                             FOR THE           FOR THE             FOR THE            FOR THE
                                           PERIOD ENDED      YEAR ENDED          YEAR ENDED         PERIOD ENDED
                                           MAY 14, 1999   FEBRUARY 28, 1999   FEBRUARY 28, 1998     MAY 14, 1999
                                           ----------------------------------------------------     ------------
FROM OPERATIONS
 Net investment income...................  $   982,799      $  4,566,414        $  3,224,372        $   218,377
 Net realized gain (loss) on investment
   transactions and futures contracts....     (101,295)        1,017,451             185,294         53,031,501
 Net change in unrealized appreciation
   (depreciation) on investments.........     (229,833)       (1,825,215)            785,462         10,011,723
                                           -----------      ------------        ------------        ------------
   Net Increase in Net Assets from
     Operations..........................      651,671         3,758,650           4,195,128         63,261,601
                                           -----------      ------------        ------------        ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income:
   A Shares..............................     (540,724)       (2,957,272)         (1,917,899)            (2,590)
   B Shares..............................           --                --                  --                 --
   K Shares..............................       (4,041)          (23,092)            (19,507)                --
   SRF Shares............................     (255,608)       (1,621,803)         (1,259,022)(b)       (343,248)
 Net realized gains from investment
   transactions:
   A Shares..............................           --          (772,161)                 --                 --
   B Shares..............................           --                --                  --                 --
   K Shares..............................           --            (5,402)                 --                 --
   SRF Shares............................           --          (352,884)                 --                 --
                                           -----------      ------------        ------------        ------------
   Total Dividends and Distributions to
     Shareholders........................     (800,373)       (5,732,614)         (3,196,428)          (345,838)
                                           -----------      ------------        ------------        ------------
CAPITAL SHARE TRANSACTIONS
 Proceeds from shares issued.............    2,898,109        42,998,811          68,314,617         38,871,030
 Dividends reinvested....................      394,462         3,051,322           1,826,828            348,830
 Cost of shares redeemed.................   (6,172,852)      (24,277,192)        (16,859,701)       (43,272,882)
                                           -----------      ------------        ------------        ------------
   Change in net assets from capital
     share transactions..................   (2,880,281)       21,772,941          53,281,744         (4,053,022)
                                           -----------      ------------        ------------        ------------
 Change in net assets....................   (3,028,983)       19,798,977          54,280,444         58,862,741
NET ASSETS
 Beginning of Period.....................   97,348,442        77,549,465          23,269,021        844,615,563
                                           -----------      ------------        ------------        ------------
 End of Period...........................  $94,319,459      $ 97,348,442        $ 77,549,465        $903,478,304
                                           ===========      ============        ============        ============
Accumulated Undistributed Net Investment
 Income..................................  $    96,311      $         --        $     34,547        $   152,026
                                           ===========      ============        ============        ============
Distributions in Excess of Net Investment
 Income..................................  $        --      $     86,115        $         --        $        --
                                           ===========      ============        ============        ============

                                                     BLUE CHIP FUND
                                           ---------------------------------------
                                                FOR THE               FOR THE
                                              YEAR ENDED            YEAR ENDED
                                           FEBRUARY 28, 1999     FEBRUARY 28, 1998
                                           ---------------------------------------
FROM OPERATIONS
 Net investment income...................    $   3,117,535         $  3,219,113
 Net realized gain (loss) on investment
   transactions and futures contracts....       58,970,885           45,222,647
 Net change in unrealized appreciation
   (depreciation) on investments.........       67,560,696           72,902,865
                                             -------------         ------------
   Net Increase in Net Assets from
     Operations..........................      129,649,116          121,344,625
                                             -------------         ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income:
   A Shares..............................       (1,252,152)          (1,127,669)
   B Shares..............................           (2,615)(a)               --
   K Shares..............................             (198)              (3,838)
   SRF Shares............................       (2,302,330)          (1,629,501)(b)
 Net realized gains from investment
   transactions:
   A Shares..............................      (20,306,882)         (24,949,427)
   B Shares..............................         (335,964)(a)               --
   K Shares..............................         (573,737)            (388,442)
   SRF Shares............................      (23,679,815)         (19,671,559)(b)
                                             -------------         ------------
   Total Dividends and Distributions to
     Shareholders........................      (48,453,693)         (47,770,436)
                                             -------------         ------------
CAPITAL SHARE TRANSACTIONS
 Proceeds from shares issued.............      250,159,978          475,502,874
 Dividends reinvested....................       45,963,643           44,254,196
 Cost of shares redeemed.................     (198,118,661)         (82,117,652)
                                             -------------         ------------
   Change in net assets from capital
     share transactions..................       98,004,960          437,639,418
                                             -------------         ------------
 Change in net assets....................      179,200,383          511,213,607
NET ASSETS
 Beginning of Period.....................      665,415,180          154,201,573
                                             -------------         ------------
 End of Period...........................    $ 844,615,563         $665,415,180
                                             =============         ============
Accumulated Undistributed Net Investment
 Income..................................    $     279,487         $    636,250
                                             =============         ============
Distributions in Excess of Net Investment
 Income..................................    $          --         $         --
                                             =============         ============

--------------------------------------------------------------------------------

(a) Period from July 15, 1998 (date of initial offering) to February 28, 1999.
(b) Period from June 23, 1997 (inception date) to February 28, 1998.

See Notes to Financial Statements.

PACIFIC HORIZON FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS
PERIOD ENDED MAY 14, 1999
--------------------------------------------------------------------------------

NOTE 1 -- ORGANIZATION

Pacific Horizon Funds, Inc. (the "Company"), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. At May 14, 1999, the Company operated as a series company comprised of seventeen funds. The accompanying financial statements and notes are those of the Pacific Horizon California Tax-Exempt Money Market Fund (the "California Tax-Exempt Fund"), the Pacific Horizon California Municipal Bond Fund (the "California Municipal Bond Fund"), the Pacific Horizon Capital Income Fund (the "Capital Income Fund"), the Pacific Horizon Asset Allocation Fund (the "Asset Allocation Fund"), the Pacific Horizon Intermediate Bond Fund (the "Intermediate Bond Fund") and the Pacific Horizon Blue Chip Fund (the "Blue Chip Fund"), (collectively the "Funds.")

The California Tax-Exempt Fund issues four classes of shares (Pacific Horizon Shares, Horizon Service Shares, X Shares and S Shares). The California Tax-Exempt Fund is authorized to issue a fifth class of shares (Horizon Shares). Pacific Horizon Shares have a Special Management Services Plan while the Horizon Service Shares have a Shareholder Services Plan. X Shares and S Shares have a Distribution and Services Plan.

The California Municipal Bond Fund offers A Shares and effective July 15, 1998, the Fund began offering B Shares. A Shares have a Shareholder Services Plan and B Shares have a Distribution and Shareholder Services Plan. B Shares of the California Municipal Bond Fund will automatically convert into A Shares of the Fund at the end of the month on which the eighth anniversary of the date of purchase occurs.

The Capital Income, Asset Allocation, Intermediate Bond and Blue Chip Funds each offer A Shares and K Shares and, effective July 15, 1998, the Capital Income, Asset Allocation and Blue Chip Funds began offering B Shares. Additionally, the Asset Allocation, Intermediate Bond and Blue Chip Funds offer SRF Shares. A Shares and SRF Shares have a Shareholder Services Plan, B Shares have Distribution and Services Plans, and K Shares have Distribution, Administrative and Shareholder Services Plans. B Shares of the Funds will automatically convert into A Shares of the Funds at the end of the month on which the eighth anniversary of the date of purchase occurs.

The Funds' investment objectives are as follows:

The California Tax-Exempt Fund -- seeks to provide current income exempt from Federal income taxes, a stable share price and daily liquidity. In addition, the California Tax-Exempt Fund seeks to provide income that is also exempt from California state income taxes.

The California Municipal Bond Fund -- seeks to achieve a high level of current income exempt from Federal income tax and California State personal income tax as well, as is consistent with prudent investment management and preservation of capital.

The Capital Income Fund -- seeks to provide investors with a total investment return, comprised of current income and capital appreciation, consistent with prudent investment risk.

The Asset Allocation Fund -- seeks to obtain long term growth from capital appreciation, dividend and interest income. The Asset Allocation Fund seeks to achieve its objective by actively allocating investments among the three major asset categories, bonds, equity securities and cash equivalents. Prior to June 23, 1997, the Asset Allocation Fund sought to achieve its investment objective by investing substantially all of its assets in the Asset Allocation Portfolio of Master Investment Trust, Series I (the "Trust"), which had the same investment objective as that of the Asset Allocation Fund. Effective June 23, 1997, the Asset Allocation Fund withdrew its investment in the Asset Allocation Portfolio and began investing its assets directly in securities.

The Intermediate Bond Fund -- seeks to achieve its investment objective by investing substantially all of its assets in the Investment Grade Bond Portfolio (the "Bond Portfolio") of the Master Investment Trust, Series I (the "Trust"), an open-end management investment company, that has the same investment objectives as that of the Intermediate Bond Fund. The value of the Intermediate Bond Fund's investment in the Bond Portfolio included in the accompanying Statements of Assets and Liabilities reflects the Intermediate Bond Fund's proportionate beneficial interest in the net assets of the Bond Portfolio (60.6% at May 14, 1999). The financial statements of the Bond Portfolio, including its portfolio of investments, are included elsewhere within this report and should be read in conjunction with the Intermediate Bond Fund's financial statements.

The Blue Chip Fund -- seeks to achieve its investment objective by investing substantially all of its assets in the

--------------------------------------------------------------------------------

Blue Chip Portfolio of the Trust, an open-end management company that has the same investment objective as that of the Blue Chip Fund. The value of the Blue Chip Fund's investment in the Blue Chip Portfolio included in the accompanying Statements of Assets and Liabilities reflects the Blue Chip Fund's proportionate beneficial interest in the net assets of the Blue Chip Portfolio (93.0% at May 14, 1999). The financial statements of the Blue Chip Portfolio, including its portfolio of investments, are included elsewhere within this report and should be read in conjunction with the Blue Chip Fund's financial statements.

Adviser and Administrator

Bank of America National Trust and Savings Association ("Bank of America"), a subsidiary of BankAmerica Corporation ("BankAmerica"), serves as investment adviser and administrator to each of the funds.

On October 1, 1998, BankAmerica, the Advisor's and Administrator's ultimate parent company, completed its merger with NationsBank Corporation. The combined company operates under the name Bank of America Corporation. BankAmerica continues to serve the Funds on substantially identical terms described in Note 3.

Bank of America has entered into an agreement with PFPC Inc. ("PFPC"), an indirect wholly-owned subsidiary of PNC Bank Corp., pursuant to which PFPC has agreed to provide certain sub-administration services to the Funds, including, but not limited to, assisting in the developing and monitoring of compliance procedures, participating in periodic updating each of the Funds' prospectuses and statements of additional information, providing periodic reports to the Company's Board and providing certain record-keeping services. Bank of America bears all fees and expenses charged by PFPC for such services.

Furthermore, pursuant to authority granted in the Administration Agreement, Bank of America has entered into an agreement with PFPC under which PFPC has agreed to provide certain accounting, bookkeeping, pricing and dividend and distribution calculation services for the Asset Allocation, Intermediate Bond and Blue Chip Funds. The Asset Allocation, Intermediate Bond and Blue Chip Funds bear all fees and expenses charged by PFPC for these services.

In addition, pursuant to authority granted in the Administration Agreement, Bank of America has entered into an agreement with The Bank of New York ("BONY") under which BONY has agreed to provide certain accounting, bookkeeping, pricing and dividend and distribution calculation services for the California Tax-Exempt, California Municipal Bond and Capital Income Funds. The California Tax-Exempt, California Municipal Bond and Capital Income Funds bear all fees and expenses charged by BONY for these services.

Distributor and Transfer Agent

Provident Distributors, Inc. ("PDI") serves as principal underwriter and distributor of the Funds' shares. PFPC serves as the Funds' transfer agent and dividend disbursing agent.

NOTE 2 -- SIGNIFICANT ACCOUNTING
             POLICIES

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

Portfolio Valuations:

The securities of the California Tax-Exempt Fund are valued in accordance with Rule 2a-7 of the Act, at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between principal amount due at maturity and initial cost.

The California Municipal Bond, Capital Income, and Asset Allocation Funds value portfolio securities (other than debt securities with remaining maturities of 60 days or less) at the last reported sales price on the securities exchange on which such securities are primarily traded or at the last reported sales price on the NASDAQ National Securities Market. Securities not listed on an exchange or the NASDAQ National Securities Market or securities for which there were no transactions are valued at the mean between the current quoted bid and ask prices on the date of valuation. Bid price is used when no ask price is available. The California Municipal Bond, Capital Income, and Asset Allocation Funds may also use an independent pricing service, approved by the Board of Directors, to value certain of their securities. Such prices

--------------------------------------------------------------------------------

reflect market values which may be established through the use of electronic data processing techniques and matrix systems. Restricted securities and securities for which market quotations are not readily available, if any, are valued at fair value using methods approved by the Board of Directors. Debt securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

The valuation of securities of the Intermediate Bond and Blue Chip Funds' investments in the respective Portfolios of the Trust is discussed in Note 2 of the Trust's financial statements which are included elsewhere in this report.

Securities Transactions and Related Income:

The Funds record security transactions on a trade date basis. Interest income, including accretion of discount and amortization of premium, is accrued daily. Dividend income is recognized on the ex-dividend date. Realized gains and losses from security transactions are recorded on an identified cost basis.

The Intermediate Bond and Blue Chip Funds' record their share of the investment income, expenses and realized and unrealized gains and losses recorded by the Bond and Blue Chip Portfolios on a daily basis. The investment income, expenses and realized and unrealized gains and losses are allocated daily to investors in the Bond and Blue Chip Portfolios based upon the value of their investments in the Bond and Blue Chip Portfolios. Such investments are adjusted on a daily basis.

Expenses:

The Company accounts separately for the assets, liabilities and operations of each Fund. Direct expenses of a fund are charged to that fund while general Company expenses are allocated among the Company's respective portfolios.

The investment income and expenses of a fund (other than class specific expenses) and realized and unrealized gains and losses on investments of a fund are allocated to each class of shares based upon their relative net asset value on the date income is earned or expenses and realized and unrealized gains and losses are incurred.

The California Tax-Exempt and California Municipal Bond Funds maintain a cash balance with their custodian and receive a reduction of their custody fees and expenses for the amount of interest earned on such uninvested cash balances. The Funds could have invested such cash amounts in income producing assets if they had not agreed to a reduction of fees or expenses under the expense offset arrangement with their custodian.

Dividends and Distributions to Shareholders:

The California Tax-Exempt and California Municipal Bond Funds' net investment income is declared as a dividend daily, and paid monthly, to shareholders of record at the close of business on record date. Intermediate Bond Fund's net investment income is declared monthly and paid within five business days after the end of each month as a dividend to shareholders of record. The Capital Income, Asset Allocation and Blue Chip Funds' net investment income, if any, is declared and paid as a dividend to shareholders of record at the close of business on record date at least quarterly. Net realized gains on portfolio securities, if any, are distributed at least annually. However, to the extent that net realized gains of the Funds can be offset by capital loss carryovers of the Funds, such gains will not be distributed. The Funds record dividends and distributions on the ex-dividend date.

The amount of dividends from net investment income and of distributions from net realized gains are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized gains. To the extent they exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.

As of May 14, 1999, the following reclassifications have been made to increase (decrease) such accounts with offsetting adjustments made to paid-in capital:

                            ACCUMULATED UNDISTRIBUTED    ACCUMULATED NET REALIZED
                              NET INVESTMENT INCOME     GAIN/(LOSS) ON INVESTMENTS
                            -------------------------   --------------------------
Asset Allocation Fund.....          $(31,131)                      31,131

--------------------------------------------------------------------------------

Federal Income Taxes:

It is the Funds' policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute timely, all of its net investment company taxable income and net capital gains to shareholders. Therefore, no Federal income tax provision is required.

At May 14, 1999, the California Tax-Exempt Fund had the following capital loss carryovers:

                                                   CAPITAL LOSS   EXPIRATION
                      FUND                          CARRYOVER        DATE
                      ----                         ------------   ----------
California Tax-Exempt Fund.......................    $ 4,266         2004
                                                      51,872         2006
                                                         349         2007
                                                     -------
                                                     $56,487
                                                     =======

To the extent that these loss carryovers are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders.

Capital losses incurred after October 31 for the Funds are deemed to arise on the first business day of the following fiscal year for tax purposes. The California Tax-Exempt Fund has incurred and elected to defer capital losses of $2,798 after October 31, 1998.

NOTE 3 -- AGREEMENTS AND OTHER
             TRANSACTIONS WITH AFFILIATES

The California Tax-Exempt Fund has an Investment Advisory Agreement and an Administration Agreement with Bank of America. Bank of America is entitled to an Advisory fee from the California Tax Exempt Fund, which is accrued daily and payable monthly, at an annual rate of 0.10% of the California Tax Exempt Fund's first $3 billion of net assets, plus 0.09% of the California Tax Exempt Fund's next $2 billion of net assets, plus 0.08% of the California Tax Exempt Fund's net assets in excess of $5 billion. The Administration Agreement entitles Bank of America to fees from the California Tax Exempt Fund for administrative services performed, which are accrued daily and payable monthly, at an annual rate of 0.10% of the California Tax Exempt Fund's first $7 billion of net assets, plus 0.09% of the California Tax Exempt Fund's next $3 billion of net assets, plus 0.08% of the California Tax Exempt Fund's net assets in excess of $10 billion. For the period ended May 14, 1999, the California Tax-Exempt Fund was advised that Bank of America and its affiliates earned $324,031 pursuant to the Administrative Agreement.

The California Tax-Exempt Fund has adopted a Special Management Services Plan (the "Services Plan") pursuant to which Service Organizations agree to provide certain services to their clients who are beneficial owners of Pacific Horizon Shares in return for a payment by the Fund of a fee at an annual rate of 0.35% of the average daily net assets of the outstanding Pacific Horizon Shares. Currently, the California Tax-Exempt Fund is waiving 0.03% in special management fees. Fees under the Services Plan are borne solely by the Pacific Horizon Shares. Service Organizations may include Bank of America and its affiliates and PDI. Bank of America and PDI waived $32,966, in special management fees for the California Tax-Exempt Fund. For the period ended May 14, 1999, the California Tax Exempt Fund was advised that Bank of America and its affiliates earned $279,832, while PDI earned $70,929, pursuant to the Services Agreement and Services Plan.

The California Tax-Exempt Fund has also adopted a Shareholder Services Plan (the "Horizon Services Plan") pursuant to which Service Organizations agree to provide certain services to their clients who are beneficial owners of Horizon Service Shares in return for payment by the California Tax Exempt Fund of a fee at an annual rate of 0.25% of the average daily net assets of the Fund's Horizon Service Shares. Fees under the Horizon Services Plan are borne solely by the Horizon Service Shares. For the period ended May 14, 1999, the California Tax-Exempt Fund was advised that Bank of America and its affiliates earned $340,017 pursuant to the Horizon Services Plan.

The California Tax-Exempt Fund has adopted the Distribution and Services Plan under which the Fund pays PDI and Service Organizations for the provision of support services with respect to the beneficial owners of X Shares. Payments for distribution expenses and shareholder servicing expenses may not exceed the annual rate of 0.30% and 0.25%, respectively, of the average daily net assets of the Fund's X Shares. For the period ended May 14, 1999, the Funds were advised that Bank of America and its affiliates earned $39,958 pursuant to the Distribution and Services Plan.

The California Tax-Exempt Fund has adopted the Distribution and Services Plan under which the Fund pays the Distributor and Service Organizations for the provision of support services with respect to the beneficial owners of S Shares. Payments for the distribution expenses and shareholder servicing expenses may not exceed the annual rate of 0.75% and 0.25%, respectively, of the average daily

--------------------------------------------------------------------------------

net assets of the Fund's S Shares. For the period ended May 14, 1999, the Fund was advised that Bank of America and it Affiliates waived $304,850 for the California Tax-Exempt Fund. For the same period, the California Tax-Exempt Fund was advised that Bank of America and its affiliates earned $372,062 pursuant to the Distribution and Services Plan.

The California Municipal Bond, Capital Income and Asset Allocation Funds have an Investment Advisory Agreement and an Administration Agreement with Bank of America. Pursuant to the terms of the Investment Advisory Agreement, Bank of America is entitled to a fee from the California Municipal Bond, Capital Income and Asset Allocation Funds, which is accrued daily and payable monthly, at an annual rate of 0.30%, 0.45% and 0.40%, respectively, of each of the Funds' average daily net assets. Pursuant to the terms of the Administration Agreement, Bank of America is entitled to a fee which is accrued daily and payable monthly, at an annual rate of 0.20%, 0.20%, 0.15%, 0.15% and 0.15% of the average daily net assets of the California Municipal Bond, Capital Income, Asset Allocation, Intermediate Bond and Blue Chip Funds, respectively. For the period ended May 14, 1999, Bank of America waived $13,180 and $144,924 of its fees as Administrator for the Asset Allocation and Blue Chip Funds, respectively.

For the period ended May 14, 1999, PDI advised the Funds that it retained $1,464, $8,253, $9,144, $294, and $41,462 from commissions earned on sales of the California Municipal Bond, Capital Income, Asset Allocation, Intermediate Bond and Blue Chip Funds shares, respectively. For the same period, Bank of America and its affiliates advised the Funds that they retained $14,221, $22,500, $59,155, $1,414 and $260,926 from commissions earned on sales of shares of the California Municipal Bond, Capital Income, Asset Allocation, Intermediate Bond and Blue Chip Funds, respectively.

The California Municipal Bond, Capital Income, Asset Allocation, Intermediate Bond and Blue Chip Funds have a Shareholder Services Plan (the "Plan") under which each pays PDI for shareholder servicing expenses incurred in connection with A Shares of each Fund. Under the Plan, payments for shareholder servicing expenses may not exceed 0.25% of each Fund's average daily net assets for A Shares. For the period ended May 14, 1999, the California Municipal Bond, Capital Income, Asset Allocation, Intermediate Bond and Blue Chip Funds incurred charges of $109,512, $181,958, $38,031, $32,206 and $215,645, respectively, pursuant to the Plan. The Funds were advised that of these amounts, PDI retained $32,577, $4,697, $472, $1,002 and $5,528, from the California Municipal Bond,
Capital Income, Asset Allocation, Intermediate Bond and Blue Chip Funds, respectively, and affiliates of Bank of America retained $65,830, $142,711, $30,435, $30,225 and $183,413, respectively. The Plan provides that if, in any month, the fees paid to PDI are less than the costs incurred by PDI, the excess costs will be included in future computations of the fee, provided that any excess costs will not be carried forward beyond the end of the fiscal period in which such excess costs were incurred.

The California Municipal Bond, Capital Income, Asset Allocation, and Blue Chip Funds have adopted a Distribution and Services Plan pursuant to Rule 12b-1 under the 1940 Act, under which the B Shares of the California Municipal Bond, Capital Income, Asset Allocation, and Blue Chip Funds pay Bank of America for costs incurred in connection with distribution of the B Shares and for shareholder servicing fees to Service Organizations. Payments for distribution expenses and shareholder servicing expenses may not exceed the annual rate of 0.75% and 0.25%, respectively, of the average daily net assets of each of the Funds' B Shares. For the period ended May 14, 1999, the California Municipal Bond, Capital Income, Asset Allocation, and Blue Chip Funds incurred charges of $5,411, $8,032, $15,907 and $34,437, respectively, pursuant to the Plan. The Funds were advised that of these amounts, affiliates of Bank of America retained $5,411, $8,032, $15,907 and $34,437 from the California Municipal Bond, Capital Income, Asset Allocation, and Blue Chip Funds, respectively.

The Capital Income, Asset Allocation, Intermediate Bond and Blue Chip Funds have adopted a Distribution Plan and an Administrative and Shareholder Services Plan (the "Administrative Plan") with respect to K Shares of the Funds. Under the Distribution Plan, the Funds paid PDI for expenses primarily intended to result in the sale of the Funds' K Shares. Under the Distribution Plan, payments by the Funds for distribution expenses may not exceed 0.75% of the average daily net assets of each Fund's K Shares. Payments for distribution expenses under the Distribution Plan are subject to Rule 12b-1 under the Act. For the period ended May 14, 1999, the Capital Income, Asset Allocation, Intermediate Bond and Blue Chip Funds incurred charges of $8,520, $4,240, $1,043 and $30,121, respectively, pursuant to the Distribution and Administrative Plan. The Capital Income Fund was advised that of these amounts, PDI retained

--------------------------------------------------------------------------------

$188 and affiliates of Bank of America retained $292. For the same period, $2,133, $1,060, $261 and $7,530 of distribution fees were waived by PDI for the Capital Income, Asset Allocation, Intermediate Bond and Blue Chip Funds, respectively. Under the Administrative Plan, the Funds pay for expenses incurred in connection with shareholder services provided by PDI and payments to Service Organizations for the provision of support services with respect to beneficial owners of K Shares. Under the Administrative Plan, payments for shareholder services and administrative services may not exceed 0.25% and 0.75%, respectively, of the average daily net assets of each of the Funds' K Shares. The total of all payments under the Distribution Plan and the Administrative Plan may not exceed, in the aggregate, the annual rate of 1.00% of the average daily net assets of each of the Fund's K Shares.

The Asset Allocation, Intermediate Bond and Blue Chip Funds have a Shareholder Services Plan under which the Funds pay PDI for shareholder servicing expenses incurred in connection with the SRF shares. Under the Plan, payments for shareholder servicing expenses may not exceed 0.25% of each of the Funds' average daily net assets for SRF Shares. For the period ended May 14, 1999, the Asset Allocation, Intermediate Bond and Blue Chip Funds incurred charges of $109,730, $17,020 and $225,667, pursuant to the Plan. The Asset Allocation and Intermediate Bond Funds were advised that of this amount the affiliates of Bank of America retained $13,486 and $7,692, respectively. For the same period Bank of America waived $96,244, $8,682 and $225,667 of shareholder servicing fees for the Asset Allocation, Intermediate Bond and Blue Chip Funds, respectively.

For the period ended May 14, 1999, PFPC earned $38,461, $181,918, $48,751,
$7,602 and $266,454 from the California Municipal Bond, Capital Income, Asset Allocation, Intermediate Bond and Blue Chip Funds, respectively, for transfer agency and dividend disbursing agency services performed.

A partner of Drinker Biddle & Reath LLP ("DBR") serves as Secretary of the Company. Legal fees earned by DBR are stated in the statement of operations for each fund.

Certain officers of the Company are affiliated with PFPC. Such persons are not paid directly by the Company for serving in these capacities.

NOTE 4 -- DIRECTORS' COMPENSATION

Each Director of the Company is entitled to an annual retainer of $60,000, plus $1,000 for each day the director participates in all or part of a Board or Committee meeting, and the Chairman of each Committee receives a retainer of $1,000 for services as Chairman of the Committee. In addition, the Company's President is entitled to an annual salary of $40,000 for services as President.

The Board has also established a retirement plan (the "Retirement Plan") for the Directors. The Retirement Plan provides that each Director who dies or resigns after five years of service as a director will be entitled to receive ten annual payments each equal to the greater of: (i) 50% of the annual Director's retainer that was payable during the year of that director's death or resignation, or
(ii) 50% of the annual Director's retainer then in effect for Directors of the Company during the year of such payment. A director will receive an additional 10% of their annual Director's retainer for each year of service between years six and nine, plus one half of the difference between 100% and the director's applicable percentage. A Director who dies or resigns after ten years of service as a director will be entitled to receive ten annual payments equal to the greater of: (i) 100% of the annual Director's retainer that was payable during the year of that Director's death or resignation, or (ii) 100% of the annual Director's retainer then in effect for Directors of the Company during the year of such payment. In addition, the amount payable each year to a Director who dies or resigns shall be increased by $1,000 for each year of service that the Director served as Chairman of the Board. Each Director may receive any benefits payable under the Retirement Plan, at his or her election, either in one lump sum payment or ten annual installments. A Director's years of service for the purpose of calculating the payments described above shall be based upon service as a Director after February 28, 1994; however, a director in office on March 18, 1998 who either resigns in good standing or dies before completing five years of service as a director should be assigned an Applicable Percentage of 50 percent. Aggregate costs pursuant to the Retirement Plan amounted to $47,772, $14,021, $15,472, $1,399, $5,617 and $18,509 for the California Tax-Exempt,
California Municipal Bond, Capital Income, Asset Allocation, Intermediate Bond and Blue Chip Funds, respectively, for the period ended May 14, 1999 which settled all of the Funds' obligations under the Retirement Plan. For the same period, NationsBank reimbursed $46,982, $13,794, $15,213, $1,325, $5,542 and
$18,162, of aggregate costs

--------------------------------------------------------------------------------

pursuant to the Retirement Plan for the California Tax-Exempt, California Municipal Bond, Capital Income, Asset Allocation, Intermediate Bond and Blue Chip Funds, respectively.

NOTE 5 -- SECURITIES TRANSACTIONS
Purchases and sales of securities, other than short-term obligations, during the period ended May 14, 1999, were as follows:

                        U.S. GOVERNMENT SECURITIES        OTHER SECURITIES
                        ---------------------------   -------------------------
                         PURCHASES        SALES        PURCHASES       SALES
                        ------------   ------------   -----------   -----------
California Municipal
 Bond.................  $        --    $        --    $ 1,500,000   $13,653,520
Capital Income........  $        --    $        --    $55,978,617   $86,021,958
Asset Allocation......  $16,158,719    $11,548,778    $43,761,844   $46,803,667

NOTE 6 -- CONCENTRATION OF CREDIT RISK

The California Tax-Exempt and the California Municipal Bond Funds invest substantially all of their assets in a nondiversified portfolio of tax-exempt debt obligations primarily consisting of issuers in the State of California. The issuers' abilities to meet their obligations may be affected by economic, regional or political developments.

The California Tax-Exempt and California Municipal Bond Funds had the following concentrations by industry sector at May 14, 1999 (as a percentage of total investments):

                                     CALIFORNIA
                                     TAX-EXEMPT          CALIFORNIA MUNICIPAL
                                  MONEY MARKET FUND           BOND FUND
                                ---------------------    --------------------
Airport Facilities............            1.1%                    6.9%
Certificates of
 Participation................            1.3                     6.6
Commercial Paper..............           16.5                      --
Convention, Sports &
 Exhibition Centers...........            1.2                      --
Education.....................            5.9                     2.1
General Obligations...........            5.4                     1.2
Healthcare....................            5.6                     5.1
Housing Developments..........           17.1                     7.8
Industrial Development
 Revenue......................            1.4                     1.2
Leases........................            0.6                     6.1
Municipal Notes & Bonds.......            5.7                     1.3
Pollution Control.............            7.7                     8.6
Power Projects................            2.4                     2.1
Public Facilities.............             --                     6.2
Revenue.......................           14.6                    33.7

                                     CALIFORNIA
                                     TAX-EXEMPT          CALIFORNIA MUNICIPAL
                                  MONEY MARKET FUND           BOND FUND
                                ---------------------    --------------------
Sewer Projects................            2.0                      --
Special Tax...................            5.0                      --
Transportation................            4.5                     1.9
Utilities.....................            0.7                     1.6
Water Projects................            1.3                     7.6
                                        -----                   -----
                                        100.0%                  100.0%
                                        =====                   =====

NOTE 7 -- CAPITAL SHARE TRANSACTIONS

The Funds' transactions in shares of common stock are summarized below:

                                        CALIFORNIA TAX-EXEMPT
                                         MONEY MARKET FUND(a)
                            ----------------------------------------------
                            PERIOD ENDED     YEAR ENDED       YEAR ENDED
                              MAY 14,       FEBRUARY 28,     FEBRUARY 28,
                                1999            1999             1998
                            ------------    ------------     ------------
PACIFIC HORIZON SHARES
 Issued...................   484,932,428   1,025,796,118       924,399,780
 Reinvested...............     2,091,734      15,042,302        15,765,764
 Redeemed.................  (523,636,381)  (1,099,334,988)    (835,476,867)
                            ------------   --------------   --------------
Net (decrease)............   (36,612,219)    (58,496,568)      104,688,677
                            ============   ==============   ==============
HORIZON SERVICE SHARES
 Issued...................   360,556,907   1,819,930,900     1,844,862,775
 Reinvested...............     1,134,199       7,687,183         8,320,478
 Redeemed.................  (434,616,904)  (1,790,234,139)  (1,653,155,809)
                            ------------   --------------   --------------
Net increase/(decrease)...   (72,925,798)     37,383,944       200,027,444
                            ============   ==============   ==============
X SHARES
 Issued...................    15,917,679      84,751,490        62,397,815
 Reinvested...............       124,667         767,398         1,019,371
 Redeemed.................   (16,521,085)    (78,903,271)      (61,802,419)
                            ------------   --------------   --------------
Net increase/(decrease)...      (478,739)      6,615,617         1,614,767
                            ============   ==============   ==============
S SHARES
 Issued...................   145,032,010     516,797,925       193,127,737
 Reinvested...............     1,193,607       5,889,075         1,320,662
 Redeemed.................  (148,501,943)   (365,271,906)      (52,818,250)
                            ------------   --------------   --------------
Net increase/(decrease)...    (2,276,326)    157,415,094       141,630,149(b)
                            ============   ==============   ==============

------------------------------------------------------------
(a) Transactions in shares (at $1.00 per share).
(b) Period from July 8, 1997 (inception date) to February 28, 1998.

--------------------------------------------------------------------------------

                                     CALIFORNIA MUNICIPAL BOND FUND
                       ----------------------------------------------------------
                         PERIOD ENDED          YEAR ENDED          YEAR ENDED
                         MAY 14, 1999      FEBRUARY 28, 1999    FEBRUARY 28, 1998
                       -----------------   ------------------   -----------------
                       SHARES    AMOUNT    SHARES     AMOUNT    SHARES    AMOUNT
                       ------   --------   -------   --------   ------   --------
A SHARES (000's)
 Issued..............     904   $  6,861    7,925    $60,153     4,291   $ 31,684
 Reinvested..........     130        989    1,220      9,312       885      6,597
 Redeemed............  (2,361)   (17,923)  (8,401)   (64,141)   (7,234)   (53,771)
                       ------   --------   ------    -------    ------   --------
Net increase/
 (decrease)..........  (1,327)  $(10,073)     744    $ 5,324    (2,058)  $(15,490)
                       ======   ========   ======    =======    ======   ========
B SHARES (000's)(d)
 Issued..............      98   $    744      358    $ 2,735        --   $     --
 Reinvested..........       2         12        6         47        --         --
 Redeemed............     (50)      (381)     (44)      (336)       --         --
                       ------   --------   ------    -------    ------   --------
Net increase.........      50   $    375      320    $ 2,446        --   $     --
                       ======   ========   ======    =======    ======   ========
K SHARES(c)
 Issued..............      --   $     --       --    $    --        --   $     --
 Reinvested..........      --         --       --         --         4         31
 Redeemed............      --         --       --         --      (146)    (1,094)
                       ------   --------   ------    -------    ------   --------
Net increase/
 (decrease)..........      --   $     --       --    $    --      (142)  $ (1,063)
                       ======   ========   ======    =======    ======   ========

------------------------------------------------------------
(c) During the fiscal year ended February 28, 1998 the Funds' former administrator redeemed 146 shares, of K Shares of California Municipal Bond Fund valued at $1,094, which resulted in a complete liquidation of this class of shares.
(d) Period from July 15, 1998 (date of initial offering) to February 28, 1999.

                                             CAPITAL INCOME
                       ----------------------------------------------------------
                         PERIOD ENDED          YEAR ENDED          YEAR ENDED
                         MAY 14, 1999      FEBRUARY 28, 1999    FEBRUARY 28, 1998
                       -----------------   ------------------   -----------------
                       SHARES    AMOUNT    SHARES    AMOUNT     SHARES    AMOUNT
                       ------   --------   ------   ---------   ------   --------
A SHARES (000's)
 Issued..............     249   $  4,450    3,936   $  68,014    5,211   $ 94,279
 Reinvested..........     110      1,937      867      14,499    3,816     65,240
 Redeemed............  (1,666)   (29,719)  (6,909)   (116,880)  (4,209)   (75,226)
                       ------   --------   ------   ---------   ------   --------
Net (decrease).......  (1,307)  $(23,332)  (2,106)  $ (34,367)   4,818   $ 84,293
                       ======   ========   ======   =========   ======   ========
B SHARES (000's)(d)
 Issued..............      52   $    918      220   $   3,707       --   $     --
 Reinvested..........       1         17        3          50       --         --
 Redeemed............      (6)      (113)     (29)       (488)      --         --
                       ------   --------   ------   ---------   ------   --------
Net increase/
 (decrease)..........      47   $    822      194   $   3,269       --   $     --
                       ======   ========   ======   =========   ======   ========
K SHARES (000's)
 Issued..............      23   $    417      162   $   2,751       84   $  1,526
 Reinvested..........       1         21        7         111       20        341
 Redeemed............     (43)      (781)     (85)     (1,453)     (18)      (337)
                       ------   --------   ------   ---------   ------   --------
Net increase/
 decrease............     (19)  $   (343)      84   $   1,409       86   $  1,530
                       ======   ========   ======   =========   ======   ========

                                        ASSET ALLOCATION FUND
                       --------------------------------------------------------
                         PERIOD ENDED        YEAR ENDED          YEAR ENDED
                         MAY 14, 1999     FEBRUARY 28, 1999   FEBRUARY 28, 1998
                       ----------------   -----------------   -----------------
                       SHARES   AMOUNT    SHARES    AMOUNT    SHARES    AMOUNT
                       ------   -------   ------   --------   ------   --------
A SHARES (000's)
 Issued..............    129    $ 3,015    1,494   $ 32,957      734   $ 14,942
 Reinvested..........     15        338      265      5,769      211      4,243
 Redeemed............   (261)    (6,117)    (856)   (18,891)    (441)    (8,989)
                        ----    -------   ------   --------   ------   --------
Net increase/
 (decrease)..........   (117)   $(2,764)     903   $ 19,835      504   $ 10,196
                        ====    =======   ======   ========   ======   ========
B SHARES (000's)(d)
 Issued..............    199    $ 4,627      246   $  5,456       --   $     --
 Reinvested..........      1         27        8        183       --         --
 Redeemed............     (6)      (130)      (6)      (139)      --         --
                        ----    -------   ------   --------   ------   --------
Net increase.........    194    $ 4,524      248   $  5,500       --   $     --
                        ====    =======   ======   ========   ======   ========
K SHARES (000's)
 Issued..............     26    $   611       48   $  1,051       58   $  1,194
 Reinvested..........     --          8        6        131        5         99
 Redeemed............     (7)      (176)     (52)    (1,161)     (24)      (485)
                        ----    -------   ------   --------   ------   --------
Net increase.........     19    $   443        2   $     21       39   $    808
                        ====    =======   ======   ========   ======   ========
SRF SHARES (000's)
 Issued..............    211    $ 3,725      860   $ 14,710   12,164   $192,302
 Reinvested..........     82      1,428    1,370     22,704      797     12,637
 Redeemed............   (418)    (7,377)  (1,854)   (31,524)  (1,120)   (18,235)
                        ----    -------   ------   --------   ------   --------
Net increase/
 (decrease)..........   (125)   $(2,224)     376   $  5,890   11,841(e) $186,704(e)
                        ====    =======   ======   ========   ======   ========

                                        INTERMEDIATE BOND FUND
                       --------------------------------------------------------
                         PERIOD ENDED        YEAR ENDED          YEAR ENDED
                         MAY 14, 1999     FEBRUARY 28, 1999   FEBRUARY 28, 1998
                       ----------------   -----------------   -----------------
                       SHARES   AMOUNT    SHARES    AMOUNT    SHARES    AMOUNT
                       ------   -------   ------   --------   ------   --------
A SHARES (000's)
 Issued..............    229    $ 2,188    3,819   $ 37,589    3,051   $ 29,325
 Reinvested..........     14        135      108      1,049       52        496
 Redeemed............   (437)    (4,195)  (1,588)   (15,485)  (1,184)   (11,407)
                        ----    -------   ------   --------   ------   --------
Net increase/
 (decrease)..........   (194)   $(1,872)   2,339   $ 23,153    1,919   $ 18,414
                        ====    =======   ======   ========   ======   ========
K SHARES (000's)
 Issued..............      5    $    44       25   $    246       34   $    329
 Reinvested..........     --          4        3         28        2         18
 Redeemed............     (8)       (72)     (29)      (285)     (18)      (174)
                        ----    -------   ------   --------   ------   --------
Net (decrease).......     (3)   $   (24)      (1)  $    (11)      18   $    173
                        ====    =======   ======   ========   ======   ========
SRF SHARES (000's)
 Issued..............     61    $   666      469   $  5,164    3,617   $ 38,661
 Reinvested..........     24        256      180      1,974      104      1,313
 Redeemed............   (175)    (1,905)    (776)    (8,507)    (487)    (5,279)
                        ----    -------   ------   --------   ------   --------
Net increase/
 (decrease)..........    (90)   $  (983)    (127)  $ (1,369)   3,234(e) $ 34,695(e)
                        ====    =======   ======   ========   ======   ========

--------------------------------------------------------------------------------

                                             BLUE CHIP FUND
                       ----------------------------------------------------------
                         PERIOD ENDED          YEAR ENDED          YEAR ENDED
                         MAY 14, 1999      FEBRUARY 28, 1999    FEBRUARY 28, 1998
                       -----------------   ------------------   -----------------
                       SHARES    AMOUNT    SHARES    AMOUNT     SHARES    AMOUNT
                       ------   --------   ------   ---------   ------   --------
A SHARES (000's)
 Issued..............    520    $ 18,417    5,779   $ 181,139    4,831   $131,727
 Reinvested..........     --           6      625      19,069      835     22,562
 Redeemed............   (721)    (25,590)  (4,060)   (125,766)  (2,082)   (56,813)
                        ----    --------   ------   ---------   ------   --------
Net increase/
 (decrease)..........   (201)   $ (7,167)   2,344   $  74,442    3,584   $ 97,476
                        ====    ========   ======   =========   ======   ========
B SHARES (000's)(d)
 Issued..............    210    $  7,461      390   $  12,295       --   $     --
 Reinvested..........     --          --       11         336       --         --
 Redeemed............     (9)       (311)     (15)       (480)      --         --
                        ----    --------   ------   ---------   ------   --------
Net increase.........    201    $  7,150      386   $  12,151       --   $     --
                        ====    ========   ======   =========   ======   ========
K SHARES (000's)
 Issued..............     58    $  2,048      277   $   8,600      186   $  5,146
 Reinvested..........     --          --       19         577       15        392
 Redeemed............    (37)     (1,319)    (126)     (4,046)     (29)      (785)
                        ----    --------   ------   ---------   ------   --------
Net increase.........     21    $    729      170   $   5,131      172   $  4,753
                        ====    ========   ======   =========   ======   ========
SRF SHARES (000's)
 Issued..............    350    $ 10,944    1,723   $  48,126   14,066   $338,628
 Reinvested..........     11         343      964      25,981      875     21,300
 Redeemed............   (513)    (16,053)  (2,459)    (67,827)    (981)   (24,519)
                        ----    --------   ------   ---------   ------   --------
Net increase/
 (decrease)..........   (152)   $ (4,766)     228   $   6,280   13,960(e) $335,409(e)
                        ====    ========   ======   =========   ======   ========

------------------------------------------------------------
(d) Period from July 15, 1998 (date of initial offering) to February 28, 1999.

(e) Period from June 23, 1997 (inception date) to February 28, 1998.

NOTE 8 -- REORGANIZATION

The Board of Directors of the Company has approved Agreements and Plan of Reorganization ("Agreements") between the Company and Nations Institutional Reserves. The Agreements, which are part of a broader reorganization of Pacific Horizon Funds, Inc., into the Nations family of Funds, provide for the transfer of all of the assets of the Pacific Horizon California Tax-Exempt Money Market, California Municipal Bond, Capital Income, Asset Allocation, Intermediate Bond and Blue Chip Funds to the Nations California Tax-Exempt Reserves, California Municipal Bond, Capital Income, Asset Allocation, Intermediate Bond and Blue Chip Funds, respectively, in exchange solely for the following shares at the same net asset value:

       PACIFIC HORIZON
     FUNDS/ SHARE CLASS        NATIONS INSTITUTIONAL RESERVES/SHARE CLASS
     ------------------        ------------------------------------------
California Tax-Exempt          Nations California Tax-Exempt
Money Market                   Reserves
  Horizon Service Shares         Advisor Shares
  Pacific Horizon Shares         Investor Shares
  S Shares                       Daily Shares
  X Shares                       Daily Shares
California Municipal Bond      Nations California Municipal Bond
  A Shares                       Investor A Shares
  B Shares                       Investor B Shares
Capital Income                 Nations Capital Income
  A Shares                       Investor A Shares
  B Shares                       Investor B Shares
  K Shares                       Investor C Shares
Asset Allocation               Nations Asset Allocation
  A Shares                       Investor A Shares
  B Shares                       Investor B Shares
  K Shares                       Investor C Shares
  SRF Shares                     Seafirst Shares
Intermediate Bond              Nations Intermediate Bond
  A Shares                       Investor A Shares
  K Shares                       Investor C Shares
  SRF Shares                     Seafirst Shares
Blue Chip                      Nations Blue Chip
  A Shares                       Investor A Shares
  B Shares                       Investor B Shares
  K Shares                       Investor C Shares
  SRF Shares                     Seafirst Shares

The Agreements also provided for the assumption by the Nations California Tax-Exempt Reserves, California Municipal Bond, Capital Income, Asset Allocation, Intermediate Bond and Blue Chip Funds of all of the liabilities of each of these Funds. The Agreements were approved on May 4, 1999, by the vote of a majority of outstanding interests of outstanding shares of each of the Funds. The transfer of shares was completed as of the close of business of the New York Stock Exchange on May 21, 1999 when the reorganization became effective.

PACIFIC HORIZON FUNDS, INC.
--------------------------------------------------------------------------------

RESULTS (UNAUDITED) OF SPECIAL MEETING OF SHAREHOLDERS
CONVENED ON APRIL 12, 1999
RECONVENED ON APRIL 19, 1999 AND MAY 3, 1999
RECONVENED AND ADJOURNED ON MAY 4, 1999

A Special Meeting of Shareholders of Pacific Horizon Funds, Inc. (the "Company") was convened on April 12, 1999, reconvened on April 19, 1999 and May 3, 1999, and reconvened and adjourned on May 4, 1999. The Funds of the Company are:
Aggressive Growth Fund, Asset Allocation Fund, Blue Chip Fund, California Municipal Bond Fund (formerly California Tax-Exempt Bond Fund), California Tax-Exempt Money Market Fund, Capital Income Fund, Flexible Income Fund (formerly Corporate Bond Fund), Government Fund, Intermediate Bond Fund, International Equity Fund, National Municipal Bond Fund, Prime Fund, Short-Term Government Fund, Tax-Exempt Money Fund, Treasury Fund, Treasury Only Fund, and U.S. Government Securities Fund. The Special Meeting was held in order to vote on the following proposal:

                              PROPOSAL (UNAUDITED)

     TO APPROVE A PROPOSED AGREEMENT AND PLAN OF REORGANIZATION DATED AS OF FEBRUARY 8, 1999 (THE "REORGANIZATION AGREEMENT") BY AND BETWEEN PACIFIC HORIZON AND NATIONS FUND, INC. ("NATIONS"), WHICH PROVIDES FOR (a) THE TRANSFER OF THE ASSETS AND LIABILITIES OF EACH PACIFIC HORIZON FUND TO A CORRESPONDING FUND OF NATIONS IN EXCHANGE FOR SHARES OF DESIGNATED CLASSES OF THE CORRESPONDING NATIONS FUND OF EQUAL VALUE; (b) THE DISTRIBUTION OF THE SHARES OF DESIGNATED CLASSES OF THE CORRESPONDING NATIONS FUND TO SHAREHOLDERS OF EACH PACIFIC HORIZON FUND; (c) THE TRANSFER OF ASSETS AND LIABILITIES OF PACIFIC HORIZON; AND (d) THE DISSOLUTION UNDER STATE LAW AND THE DEREGISTRATION UNDER THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED, OF PACIFIC HORIZON.

At the adjournment of the special meeting on May 4, 1999, the voting results for the proposal were as follows for the California Tax-Exempt Money Market, California Municipal Bond, Asset Allocation, Blue Chip, Capital Income and Intermediate Bond Funds:

PACIFIC HORIZON CALIFORNIA TAX-EXEMPT MONEY MARKET FUND

TOTAL SHARES   TOTAL SHARES
 OUTSTANDING      VOTED          FOR       AGAINST   ABSTAIN/WITHHELD   PASS/FAIL
------------   ------------  -----------  ---------  ----------------   ---------
1,636,105,079  891,529,680   847,463,844  8,351,353   35,714,483          Pass

PACIFIC HORIZON CALIFORNIA MUNICIPAL BOND FUND (FORMERLY CALIFORNIA TAX-EXEMPT BOND FUND)

TOTAL SHARES   TOTAL SHARES
 OUTSTANDING      VOTED          FOR       AGAINST   ABSTAIN/WITHHELD   PASS/FAIL
------------   ------------  -----------  ---------  ----------------   ---------
 29,156,380    18,077,041    16,098,006    867,521     1,111,513          Pass

PACIFIC HORIZON ASSET ALLOCATION FUND

TOTAL SHARES   TOTAL SHARES
 OUTSTANDING      VOTED          FOR       AGAINST   ABSTAIN/WITHHELD   PASS/FAIL
------------   ------------  -----------  ---------  ----------------   ---------
 15,824,288     9,701,630     8,398,482    387,602      915,543           Pass

PACIFIC HORIZON BLUE CHIP FUND

TOTAL SHARES   TOTAL SHARES
 OUTSTANDING      VOTED          FOR       AGAINST   ABSTAIN/WITHHELD   PASS/FAIL
------------   ------------  -----------  ---------  ----------------   ---------
 26,881,450    15,731,020    13,805,392    756,306     1,169,320          Pass

PACIFIC HORIZON CAPITAL INCOME FUND

TOTAL SHARES   TOTAL SHARES
 OUTSTANDING      VOTED          FOR       AGAINST   ABSTAIN/WITHHELD   PASS/FAIL
------------   ------------  -----------  ---------  ----------------   ---------
 21,591,111    12,051,580    10,855,984    396,879      798,716           Pass

PACIFIC HORIZON INTERMEDIATE BOND FUND

TOTAL SHARES   TOTAL SHARES
 OUTSTANDING      VOTED          FOR       AGAINST   ABSTAIN/WITHHELD   PASS/FAIL
------------   ------------  -----------  ---------  ----------------   ---------
  9,934,853     7,341,618     7,081,212    76,442       183,963           Pass

PACIFIC HORIZON
CALIFORNIA TAX-EXEMPT MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                      YEAR ENDED
                                     PERIOD ENDED    ----------------------------------------------------------------------------
                                       MAY 14,       FEBRUARY 28,    FEBRUARY 28,    FEBRUARY 28,    FEBRUARY 29,    FEBRUARY 28,
                                         1999          1999(a)           1998            1997            1996            1995
                                           --------------------------------------------------------------------------------------
PACIFIC HORIZON SHARES
NET ASSET VALUE PER SHARE,
  BEGINNING OF PERIOD............      $   1.00        $   1.00        $   1.00        $   1.00        $   1.00        $   1.00
                                       --------        --------        --------        --------        --------        --------
Income from Investment
  Operations:
  Net investment income..........        0.0100          0.0261          0.0302          0.0284          0.0324          0.0249
  Net realized gains/(losses) on
    investment transactions......            --              --              --              --         (0.0001)        (0.0001)
                                       --------        --------        --------        --------        --------        --------
  Total income from investment
    operations...................        0.0100          0.0261          0.0302          0.0284          0.0323          0.0248
Less dividends to shareholders
  from net investment income.....       (0.0100)        (0.0261)        (0.0302)        (0.0284)        (0.0324)        (0.0249)
                                       --------        --------        --------        --------        --------        --------
Net change in net asset value per
  share..........................            --              --              --              --         (0.0001)        (0.0001)
                                       --------        --------        --------        --------        --------        --------
NET ASSET VALUE PER SHARE, END OF
  PERIOD.........................      $   1.00        $   1.00        $   1.00        $   1.00        $   1.00        $   1.00
                                       ========        ========        ========        ========        ========        ========
Total Return.....................         0.50%(e)        2.64%           3.06%           2.88%           3.29%           2.52%
RATIOS/SUPPLEMENTAL DATA:
  Net assets at end of period
    (millions)...................      $    503        $    539        $    598        $    493        $    528        $    187
  Ratio of expenses to average
    net assets...................         0.58%(d)        0.56%           0.57%           0.57%           0.62%           0.62%
  Ratio of net investment income
    to average net assets........         2.43%(d)        2.61%           3.01%           2.83%           3.35%           2.48%
  Ratio of expenses to average
    net assets*..................         0.62%(d)        0.59%(c)        0.60%(c)        0.60%**         0.63%**             (b)
  Ratio of net investment income
    to average net assets*.......         2.39%(d)        2.58%(c)        2.98%(c)        2.80%             (c)               (b)

--------------------------------------------------------------------------------

  * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
 **  During the years ended February 28, 1997 and February 29,
     1996, the Portfolio received credits from its custodian for interest earned on uninvested cash balances which were used to offset custodian fees and expenses. If such credits had not occurred, the expense ratio would have been as indicated. The ratio of net investment income was not affected.
(a) On October 1, 1998, BankAmerica Corp., the parent company of the Fund's Advisor, merged with NationsBank Corporation.
(b) There were no fee waivers or expense reimbursements during the year.
(c)  Fees paid by third parties had no effect on the ratios.
(d)  Annualized.
(e)  Not annualized.

See Notes to Financial Statements.

PACIFIC HORIZON
CALIFORNIA TAX-EXEMPT MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                      YEAR ENDED
                                     PERIOD ENDED    ----------------------------------------------------------------------------
                                       MAY 14,       FEBRUARY 28,    FEBRUARY 28,    FEBRUARY 28,    FEBRUARY 29,    FEBRUARY 28,
                                         1999          1999(a)           1998            1997            1996            1995
                                           --------------------------------------------------------------------------------------
HORIZON SERVICE SHARES
NET ASSET VALUE PER SHARE,
  BEGINNING OF PERIOD..............    $   1.00        $   1.00        $   1.00        $   1.00        $   1.00        $   1.00
                                       --------        --------        --------        --------        --------        --------
Income from Investment Operations:
  Net investment income............      0.0100          0.0268          0.0309          0.0291          0.0331          0.0256
  Net realized gains/(losses) on
    investment transactions........          --              --              --              --          0.0001         (0.0001)
                                       --------        --------        --------        --------        --------        --------
  Total income from investment
    operations.....................      0.0100          0.0268          0.0309          0.0291          0.0332          0.0255
Less dividends to shareholders from
  net investment income............     (0.0100)        (0.0268)        (0.0309)        (0.0291)        (0.0331)        (0.0256)
                                       --------        --------        --------        --------        --------        --------
Net change in net asset value per
  share............................          --              --              --              --          0.0001         (0.0001)
                                       --------        --------        --------        --------        --------        --------
NET ASSET VALUE PER SHARE, END OF
  PERIOD...........................    $   1.00        $   1.00        $   1.00        $   1.00        $   1.00        $   1.00
                                       ========        ========        ========        ========        ========        ========
Total Return.......................       0.52%(e)        2.71%           3.13%           2.95%           3.36%           2.59%
RATIOS/SUPPLEMENTAL DATA:
  Net assets at end of period
    (millions).....................    $    636        $    709        $    671        $    472        $    203        $     88
  Ratio of expenses to average
    net assets.....................       0.50%(d)        0.49%           0.50%           0.50%           0.55%           0.55%
  Ratio of net investment income to
    average net assets.............       2.49%(d)        2.65%           3.06%           2.92%           3.43%           2.50%
  Ratio of expenses to average
    net assets*....................       0.52%(d)         (b)(c)        (b)(c)            (b)(c)          0.55%**          (b)
  Ratio of net investment income to
    average net assets*............       2.47%(d)       (b)(c)            (b)(c)          (b)(c)          3.42%            (b)

--------------------------------------------------------------------------------

  * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
 ** During the year ended February 29, 1996 the Portfolio received credits from its custodian for interest earned on uninvested cash balances which were used to offset custodian fees and expenses. If such credits had not occurred, the expense ratio would have been as indicated. The ratio of net investment income was not affected.
(a) On October 1, 1998, BankAmerica Corp., the parent company of the Fund's Advisor, merged with NationsBank Corporation.
(b) There were no fee waivers or expense reimbursements during the year.
(c)  Fees paid by third parties had no effect on the ratios.
(d)  Annualized.
(e)  Not annualized.

See Notes to Financial Statements.

PACIFIC HORIZON
CALIFORNIA TAX-EXEMPT MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                             PERIOD ENDED     YEAR ENDED     PERIOD ENDED
                                                               MAY 14,       FEBRUARY 28,    FEBRUARY 28,
                                                                 1999          1999(b)          1998(a)
                                                              --------------------------------------------
S SHARES
NET ASSET VALUE PER SHARE, BEGINNING OF PERIOD...........       $ 1.00         $   1.00        $   1.00
                                                                ------         --------        --------
Income from Investment Operations:
  Net investment income..................................           --(f)        0.0238          0.0194
Less dividends to shareholders from net investment
  income.................................................           --          (0.0238)        (0.0194)
                                                                ------         --------        --------
Net change in net asset value per share..................           --               --              --
                                                                ------         --------        --------
NET ASSET VALUE PER SHARE, END OF PERIOD.................       $ 1.00         $   1.00        $   1.00
                                                                ======         ========        ========
Total Return.............................................        0.45%(d)         2.41%           1.96%(d)
RATIOS/SUPPLEMENTAL DATA:
  Net assets at end of period (millions).................       $  297         $    299        $    141
  Ratio of expenses to average net assets................        0.80%(c)         0.79%(c)        0.79%(c)
  Ratio of net investment income to average net assets...        2.21%(c)         2.33%(c)        2.69%(c)
  Ratio of expenses to average net assets*...............        1.27%(c)         1.24%(c)        1.23%(c)(e)
  Ratio of net investment income to average net
     assets*.............................................        1.74%(c)         1.88%(c)        2.25%(c)(e)

--------------------------------------------------------------------------------

  * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
(a)  Period from June 18, 1997 (inception date) to February 28,
     1998.
(b) On October 1, 1998, BankAmerica Corp., the parent company of the Fund's Advisor, merged with NationsBank Corporation.
(c)  Annualized.
(d)  Not annualized.
(e)  Fees paid by third parties had no effect on the ratios.
(f)  Amount represents less than a penny per share.

See Notes to Financial Statements.

PACIFIC HORIZON
CALIFORNIA TAX-EXEMPT MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                     YEAR ENDED
                                                    PERIOD ENDED    --------------------------------------------
                                                      MAY 14,       FEBRUARY 28,    FEBRUARY 28,    FEBRUARY 28,
                                                        1999          1999(b)           1998          1997(a)
                                                    ------------------------------------------------------------
X SHARES
NET ASSET VALUE PER SHARE, BEGINNING OF
  PERIOD........................................       $ 1.00         $   1.00        $   1.00        $   1.00
                                                       ------         --------        --------        --------
Income from Investment Operations:
  Net investment income.........................           --(f)        0.0238          0.0279          0.0107
Less dividends to shareholders from net
  investment income.............................           --          (0.0238)        (0.0279)        (0.0107)
                                                       ------         --------        --------        --------
Net change in net asset value per share.........           --               --              --              --
                                                       ------         --------        --------        --------
NET ASSET VALUE PER SHARE, END OF PERIOD........       $ 1.00         $   1.00        $   1.00        $   1.00
                                                       ======         ========        ========        ========
Total Return....................................        0.45%(e)         2.41%           2.83%           1.09%(e)
RATIOS/SUPPLEMENTAL DATA:
  Net assets at end of period (millions)........       $   37         $     37        $     31        $     29
  Ratio of expenses to average net assets.......        0.80%(d)         0.79%           0.80%           0.80%(d)
  Ratio of net investment income to average
     net assets.................................        2.21%(d)         2.35%           2.80%           2.66%(d)
  Ratio of expenses to average net assets*......        0.82%(d)             (c)           (c)               (c)
  Ratio of net investment income to average net
     assets*....................................        2.19%(d)           (c)               (c)             (c)

--------------------------------------------------------------------------------

  * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
(a)  Period from October 2, 1996 (inception date) to February 29,
     1997.
(b) On October 1, 1998, BankAmerica Corp., the parent company of the Fund's Advisor, merged with NationsBank Corporation.
(c)  Fees paid by third parties had no effect on the ratios.
(d)  Annualized.
(e)  Not annualized.
(f)  Amount represents less than a penny per share.

See Notes to Financial Statements.

PACIFIC HORIZON
CALIFORNIA MUNICIPAL BOND FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                   YEAR ENDED
                                  PERIOD ENDED    ----------------------------------------------------------------------------
                                    MAY 14,       FEBRUARY 28,    FEBRUARY 28,    FEBRUARY 28,    FEBRUARY 29,    FEBRUARY 28,
                                      1999          1999(d)           1998          1997(a)           1996            1995
                                      ----------------------------------------------------------------------------------------
A SHARES
NET ASSET VALUE PER SHARE,
  BEGINNING OF PERIOD.........      $  7.60          $ 7.64          $ 7.35          $ 7.45         $  7.12          $ 7.49
                                    -------          ------          ------          ------         -------          ------
Income from Investment
  Operations:
  Net investment income.......         0.07            0.34            0.35            0.36            0.37            0.38
  Net realized and unrealized
    gains (losses) on
    investment transactions...        (0.10)           0.10            0.29           (0.05)           0.33           (0.37)
                                    -------          ------          ------          ------         -------          ------
  Total income from investment
    operations................        (0.03)           0.44            0.64            0.31            0.70            0.01
                                    -------          ------          ------          ------         -------          ------
Less Dividends and
  Distributions:
  Dividends to shareholders
    from net investment
    income....................        (0.07)          (0.34)          (0.35)          (0.36)          (0.37)          (0.38)
  Distributions to
    shareholders from net
    realized gains on
    investment transactions...           --           (0.14)             --           (0.05)             --              --
                                    -------          ------          ------          ------         -------          ------
Total Dividends and
  Distributions...............        (0.07)          (0.48)          (0.35)          (0.41)          (0.37)          (0.38)
                                    -------          ------          ------          ------         -------          ------
Net change in net asset value
  per share...................        (0.10)          (0.04)           0.29           (0.10)           0.33           (0.37)
                                    -------          ------          ------          ------         -------          ------
NET ASSET VALUE PER SHARE, END
  OF PERIOD...................      $  7.50          $ 7.60          $ 7.64          $ 7.35         $  7.45          $ 7.12
                                    =======          ======          ======          ======         =======          ======
Total Return (excludes sales
  charge).....................       (0.42%)(c)       5.94%           9.18%           4.29%          10.12%           0.36%
RATIOS/SUPPLEMENTAL DATA:
  Net assets at end of period
    (millions)................      $   206          $  219          $  214          $  221         $   221          $  195
  Ratio of expenses to average
    net assets................        0.93%(b)        0.93%           0.90%           0.90%           0.94%           0.95%
  Ratio of net investment
    income to average net
    assets....................        4.40%(b)        4.42%           4.74%           4.88%           5.11%           5.43%
  Ratio of expenses to average
    net assets*...............        0.96%(b)        0.93%(e)***     1.06%**         1.10%**         1.14%**         1.15%
  Ratio of net investment
    income to average net
    assets*...................        4.37%(b)        4.42%(e)***     4.58%           4.68%           4.91%           5.23%
  Portfolio turnover rate.....           1%(c)          42%             28%             34%             57%             20%

--------------------------------------------------------------------------------

  * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
 **  During the years ended February 28, 1998 and 1997 and
     February 29, 1996, the Portfolio received credits from its custodian for interest earned on uninvested balances which were used to offset custodian fees and expenses. If such credits had not occurred, the expense ratios would have been as indicated. The ratio of net investment income was not affected.
***  Fees paid to third parties had no effect on the ratios.
(a) As of July 22, 1996, the Fund designated the existing series of shares as "A" Shares.
(b)  Annualized.
(c)  Not annualized.
(d) On October 1, 1998, BankAmerica Corp., the parent company of the Fund's Advisor, merged with NationsBank Corporation.
(e) There were no fee waivers or expense reimbursements during the year.

See Notes to Financial Statements.

PACIFIC HORIZON
CALIFORNIA MUNICIPAL BOND FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                              PERIOD ENDED    PERIOD ENDED
                                                                MAY 14,       FEBRUARY 28,
                                                                  1999         1999(a)(b)
                                                              ----------------------------
B SHARES
NET ASSET VALUE PER SHARE, BEGINNING OF PERIOD..............    $  7.61          $ 7.61
                                                                -------          ------
Income from Investment Operations:
  Net investment income.....................................       0.06            0.16
  Net realized and unrealized gains (losses) on investment
     transactions...........................................      (0.10)           0.14
                                                                -------          ------
  Total income from investment operations...................      (0.04)           0.30
                                                                -------          ------
Less Dividends and Distributions:
  Dividends to shareholders from net investment income......      (0.06)          (0.16)
  Distributions to shareholders from net realized gains on
     investment transactions................................         --           (0.14)
                                                                -------          ------
Total Dividends and Distributions...........................      (0.06)          (0.30)
                                                                -------          ------
Net change in net asset value per share.....................      (0.10)             --
                                                                -------          ------
NET ASSET VALUE PER SHARE, END OF PERIOD....................    $  7.51          $ 7.61
                                                                =======          ======
Total Return (excludes sales charge)........................     (0.57%)(e)       4.09%(e)
RATIOS/SUPPLEMENTAL DATA:
  Net assets at end of period (millions)....................    $     3          $    2
  Ratio of expenses to average net assets...................      1.66%(d)        1.70%(c)(d)
  Ratio of net investment income to average net assets......      3.63%(d)        3.67%(c)(d)
  Ratio of expenses to average net assets*..................      1.69%(d)        1.71%**(c)(d)
  Ratio of net investment income to average net assets*.....      3.60%(d)        3.67%**(c)(d)
  Portfolio turnover rate...................................         1%(e)          42%

--------------------------------------------------------------------------------

  * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
 ** During the period ended February 28, 1999, the Portfolio received credits from its custodian for interest earned on uninvested balances which were used to offset custodian fees and expenses. If such credits had not occurred, the expense ratios would have been as indicated. The ratio of net investment income was not affected.
(a)  Period from July 15, 1998 (inception date) to February 28,
     1999.
(b) On October 1, 1998, BankAmerica Corp., the parent company of the Fund's Advisor, merged with NationsBank Corporation.
(c) There were no fee waivers or expense reimbursements during the year.
(d)  Annualized.
(e)  Not annualized.

See Notes to Financial Statements.

PACIFIC HORIZON
CAPITAL INCOME FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                   YEAR ENDED
                                  PERIOD ENDED    ----------------------------------------------------------------------------
                                    MAY 14,       FEBRUARY 28,    FEBRUARY 28,    FEBRUARY 28,    FEBRUARY 29,    FEBRUARY 28,
                                      1999          1999(b)           1998          1997(a)           1996            1995
                                      ----------------------------------------------------------------------------------------
A SHARES
NET ASSET VALUE PER SHARE,
  BEGINNING OF PERIOD.........       $17.34          $17.28         $ 17.35         $ 16.42         $ 13.65         $ 15.42
                                     ------          ------         -------         -------         -------         -------
Income from Investment
  Operations:
  Net investment income.......         0.12            0.51            0.58            0.57            0.62            0.57
  Net realized and unrealized
    gains (losses) on
    investment transactions...         0.96            0.25            2.89            2.34            2.84           (1.43)
                                     ------          ------         -------         -------         -------         -------
  Total income (loss) from
    investment operations.....         1.08            0.76            3.47            2.91            3.46           (0.86)
                                     ------          ------         -------         -------         -------         -------
Less Dividends and
  Distributions:
  Dividends to shareholders
    from net investment
    income....................        (0.11)          (0.52)          (0.59)          (0.57)          (0.69)          (0.54)
  Distributions to
    shareholders from net
    realized gains on
    investment transactions...           --           (0.18)          (2.95)          (1.41)             --           (0.37)
                                     ------          ------         -------         -------         -------         -------
Total Dividends and
  Distributions...............        (0.11)          (0.70)          (3.54)          (1.98)          (0.69)          (0.91)
                                     ------          ------         -------         -------         -------         -------
Net change in net asset value
  per share...................         0.97            0.06           (0.07)           0.93            2.77           (1.77)
                                     ------          ------         -------         -------         -------         -------
NET ASSET VALUE PER SHARE, END
  OF PERIOD...................       $18.31          $17.34         $ 17.28         $ 17.35         $ 16.42         $ 13.65
                                     ======          ======         =======         =======         =======         =======
Total Return (excludes sales
  charge).....................        6.25%(e)        4.64%          21.54%          18.53%          25.96%          (5.61%)
RATIOS/SUPPLEMENTAL DATA:
  Net assets at end of period
    (millions)................       $  352          $  356         $   391         $   309         $   247         $   198
  Ratio of expenses to average
    net assets................        1.30%(d)        1.15%           1.10%           1.18%           1.23%           0.97%
  Ratio of net investment
    income to average net
    assets....................        3.07%(d)        2.97%           3.35%           3.40%           4.05%           4.48%
  Ratio of expenses to average
    net assets*...............        1.32%(d)        1.16%**(c)      1.12%**         1.19%**         1.26%**         1.14%
  Ratio of net investment
    income to average net
    assets*...................        3.05%(d)        2.96%**(c)      3.33%                (c)          (c)              4.31%
  Portfolio turnover rate.....          16%(e)          66%             69%            124%             57%             94%

--------------------------------------------------------------------------------

  * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
 **  During the years ended February 28, 1999, 1998, 1997 and
     February 29, 1996, the Portfolio received credits from its custodian for interest earned on uninvested balances which were used to offset custodian fees and expenses. If such credits had not occurred, the expense ratios would have been as indicated. The ratio of net investment income was not affected.
(a) As of July 22, 1996, the Portfolio designated the existing series of shares as "A" Shares.
(b) On October 1, 1998, BankAmerica Corp., the parent company of the Fund's Advisor, merged with NationsBank Corporation.
(c) There were no fee waivers or expense reimbursements during the period.
(d)  Annualized.
(e)  Not annualized.

See Notes to Financial Statements.

PACIFIC HORIZON
CAPITAL INCOME FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                              PERIOD ENDED    PERIOD ENDED
                                                                MAY 14,       FEBRUARY 28,
                                                                  1999         1999(a)(b)
                                                              ----------------------------
B SHARES
NET ASSET VALUE PER SHARE, BEGINNING OF PERIOD..............     $17.30          $17.67
                                                                 ------          ------
Income from Investment Operations:
  Net investment income.....................................       0.09            0.22
  Net realized losses on investment transactions............       0.96           (0.17)
                                                                 ------          ------
  Total income from investment operations...................       1.05            0.05
                                                                 ------          ------
Less: Dividends and Distributions:
  Dividends to shareholders from net investment income......      (0.08)          (0.24)
  Distributions to shareholders from net realized gains on
     investment transactions................................         --           (0.18)
                                                                 ------          ------
Total Dividends and Distributions...........................      (0.08)          (0.42)
                                                                 ------          ------
Net change in net asset value per share.....................       0.97           (0.37)
                                                                 ------          ------
NET ASSET VALUE PER SHARE, END OF PERIOD....................     $18.27          $17.30
                                                                 ======          ======
Total Return................................................      6.10%(e)        0.44%(e)
RATIOS/SUPPLEMENTAL DATA:
  Net assets at end of period (millions)....................     $    4          $    3
  Ratio of expenses to average net assets...................      2.06%(d)        1.96%(d)
  Ratio of net investment income to average net assets......      2.34%(d)        2.14%(d)
  Ratio of expenses to average net assets...................      2.08%*(d)       1.97%**(c)(d)
  Ratio of net investment income to average net assets......      2.32%*(d)       2.13%**(c)(d)
  Portfolio turnover rate...................................        16%(e)          66%

--------------------------------------------------------------------------------

  * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
 ** During the period ended February 28, 1999, the Portfolio received credits from its custodian for interest earned on uninvested balances which were used to offset custodian fees and expenses. If such credits had not occurred, the expense ratios would have been as indicated. The ratio of net investment income was not affected.
(a)  Period from July 15, 1998 (inception date) to February 28,
     1999.
(b) On October 1, 1998, BankAmerica Corp., the parent company of the Fund's Advisor, merged with NationsBank Corporation.
(c) There were no fee waivers or expense reimbursements during the period.
(d)  Annualized.
(e)  Not annualized.

See Notes to Financial Statements.

PACIFIC HORIZON
CAPITAL INCOME FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                              YEAR ENDED
                                                     PERIOD ENDED    ----------------------------    PERIOD ENDED
                                                       MAY 14,       FEBRUARY 28,    FEBRUARY 28,    FEBRUARY 28,
                                                         1999          1999(b)           1998          1997(a)
                                                     ------------------------------------------------------------
K SHARES
NET ASSET VALUE PER SHARE, BEGINNING OF PERIOD...       $17.37          $17.24         $ 17.30         $ 16.24
                                                        ------          ------         -------         -------
Income from Investment Operations:
  Net investment income..........................         0.10            0.40            0.48            0.32
  Net realized gains on investment
     transactions................................         0.97            0.31            2.89            2.43
                                                        ------          ------         -------         -------
  Total income from investment operations........         1.07            0.71            3.37            2.75
                                                        ------          ------         -------         -------
Less: Dividends and Distributions:
  Dividends to shareholders from net investment
     income......................................        (0.09)          (0.40)          (0.48)          (0.28)
  Distributions to shareholders from net realized
     gains on investment transactions............           --           (0.18)          (2.95)          (1.41)
                                                        ------          ------         -------         -------
Total Dividends and Distributions................        (0.09)          (0.58)          (3.43)          (1.69)
                                                        ------          ------         -------         -------
Net change in net asset value per share..........         0.98            0.13           (0.06)           1.06
                                                        ------          ------         -------         -------
NET ASSET VALUE PER SHARE, END OF PERIOD.........       $18.35          $17.37         $ 17.24         $ 17.30
                                                        ======          ======         =======         =======
Total Return.....................................        6.17%(d)        4.29%          20.97%          17.47%(d)
RATIOS/SUPPLEMENTAL DATA:
  Net assets at end of period (millions).........       $    4          $    4         $     3         $     1
  Ratio of expenses to average net assets........        1.80%(c)        1.65%           1.60%           1.66%(c)
  Ratio of net investment income to average net
     assets......................................        2.56%(c)        2.45%           2.85%           2.85%(c)
  Ratio of expenses to average net assets*.......        2.07%(c)        1.91%+          1.86%           1.91%(c)**
  Ratio of net investment income to average net
     assets*.....................................        2.29%(c)        2.19%+          2.59%           2.60%(c)
  Portfolio turnover rate........................          16%(d)          66%             69%            124%

--------------------------------------------------------------------------------
 * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
**  Fees paid by third parties had no effect on the ratios.
 + During the year ended February 28, 1999, the Portfolio received credits from its custodian for interest earned on uninvested balances which were used to offset custodian fees and expenses. If such credits had not occurred, the expense ratios would have been as indicated. The ratio of net investment income was not affected.
(a) Period from July 22, 1996 (inception date) to February 28, 1997.
(b) On October 1, 1998, BankAmerica Corp., the parent company of the Fund's Advisor, merged with NationsBank Corporation.
(c) Annualized.
(d) Not annualized.

See Notes to Financial Statements.

PACIFIC HORIZON
ASSET ALLOCATION FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                   YEAR ENDED
                                  PERIOD ENDED    ----------------------------------------------------------------------------
                                    MAY 14,       FEBRUARY 28,    FEBRUARY 28,    FEBRUARY 28,    FEBRUARY 29,    FEBRUARY 28,
                                      1999          1999(b)           1998          1997(a)           1996            1995
                                      ----------------------------------------------------------------------------------------
A SHARES
NET ASSET VALUE PER SHARE,
  BEGINNING OF PERIOD.........       $22.50         $ 21.41         $ 19.40         $ 17.52         $ 15.15         $ 14.84
                                     ------         -------         -------         -------         -------         -------
Income from Investment
  Operations:
  Net investment income.......         0.10            0.55            0.52            0.48            0.52            0.48
  Net realized and unrealized
    gains on investment
    transactions..............         0.91            2.48            3.72            2.50            2.86            0.24
                                     ------         -------         -------         -------         -------         -------
  Total income from investment
    operations................         1.01            3.03            4.24            2.98            3.38            0.72
                                     ------         -------         -------         -------         -------         -------
Less Dividends and
  Distributions:
  Dividends to shareholders
    from net investment
    income....................        (0.11)          (0.45)          (0.47)          (0.46)          (0.53)          (0.41)
  Distributions to
    shareholders from net
    realized gains on
    investment transactions...           --           (1.49)          (1.76)          (0.64)          (0.48)             --
                                     ------         -------         -------         -------         -------         -------
Total Dividends and
  Distributions...............        (0.11)          (1.94)          (2.23)          (1.10)          (1.01)          (0.41)
                                     ------         -------         -------         -------         -------         -------
Net change in net asset value
  per share...................         0.90            1.09            2.01            1.88            2.37            0.31
                                     ------         -------         -------         -------         -------         -------
NET ASSET VALUE PER SHARE, END
  OF PERIOD...................       $23.40         $ 22.50         $ 21.41         $ 19.40         $ 17.52         $ 15.15
                                     ======         =======         =======         =======         =======         =======
Total Return (excludes sales
  charge).....................        4.50%(e)       14.72%          23.07%          17.64%          22.80%           5.03%
RATIOS/SUPPLEMENTAL DATA:
  Net assets at end of period
    (millions)................       $   72         $    72         $    49         $    35         $    22         $     6
  Ratio of expenses to average
    net assets................        1.18%(d)        0.94%           1.03%           1.25%           0.62%           0.00%
  Ratio of net investment
    income to average net
    assets....................        2.01%(d)        2.64%           2.67%           2.59%           3.49%           4.25%
  Ratio of expenses to average
    net assets*...............        1.20%(d)        (c)             1.09%           1.94%           2.92%           7.89%
  Ratio of net investment
    income (loss) to average
    net assets*...............        1.99%(d)       (c)                2.61%         1.90%           1.19%          (3.64%)
  Portfolio turnover rate.....          20%(e)         114%             67%            116%            157%            142%

--------------------------------------------------------------------------------
 * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
(a) As of July 22, 1996, the Fund designated the existing series of shares as "A" Shares.
(b) On October 1, 1998, BankAmerica Corp., the parent company of the Fund's Advisor, merged with NationsBank Corporation.
(c) There were no fee waivers or expense reimbursements during the period.
(d) Annualized.
(e) Not annualized.

See Notes to Financial Statements.

PACIFIC HORIZON
ASSET ALLOCATION FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                              PERIOD ENDED      PERIOD ENDED
                                                                MAY 14,         FEBRUARY 28,
                                                                  1999           1999(a)(b)
                                                              ------------------------------
B SHARES
NET ASSET VALUE PER SHARE, BEGINNING OF PERIOD..............     $22.45            $23.17
                                                                 ------            ------
Income from Investment Operations:
  Net investment income.....................................       0.06              0.22
  Net realized and unrealized gains on investment
     transactions...........................................       0.89              0.75
                                                                 ------            ------
  Total income from investment operations...................       0.95              0.97
                                                                 ------            ------
Less Dividends and Distributions:
  Dividends to shareholders from net investment income......      (0.08)            (0.20)
  Distributions to shareholders from net realized gains on
     investment transactions................................         --             (1.49)
                                                                 ------            ------
Total Dividends and Distributions...........................      (0.08)            (1.69)
                                                                 ------            ------
Net change in net asset value per share.....................       0.87             (0.72)
                                                                 ------            ------
NET ASSET VALUE PER SHARE, END OF PERIOD....................     $23.32            $22.45
                                                                 ======            ======
Total Return................................................      4.26%(e)          4.59%(e)
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (millions)......................     $   10            $    6
  Ratio of expenses to average net assets...................      1.95%(d)          1.74%(d)
  Ratio of net investment income to average net assets......      1.26%(d)          1.92%(d)
  Ratio of expenses to average net assets*..................      1.97%(d)          (c)
  Ratio of net investment income to average net assets*.....      1.24%(d)         (c)
  Portfolio turnover rate...................................        20%(e)           114%

--------------------------------------------------------------------------------

 * During the period, certain fees were voluntarily reduced and expenses reimbursed. If such voluntary fee reductions and expense reimbursements had not occurred, the ratios would have been as indicated.
(a)  Period from July 15, 1998 (inception date) to February 28,
     1999.
(b) On October 1, 1998, BankAmerica Corp., the parent company of the Fund's Advisor, merged with NationsBank Corporation.
(c) There were no fee waivers or expense reimbursements during the period.
(d)  Annualized.
(e)  Not annualized.

See Notes to Financial Statements.

PACIFIC HORIZON
ASSET ALLOCATION FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                              YEAR ENDED
                                                     PERIOD ENDED    ----------------------------    PERIOD ENDED
                                                       MAY 14,       FEBRUARY 28,    FEBRUARY 28,    FEBRUARY 28,
                                                         1999          1999(b)           1998          1997(a)
                                                     ------------------------------------------------------------
K SHARES
NET ASSET VALUE PER SHARE, BEGINNING OF PERIOD...       $22.45         $ 21.36         $ 19.40         $ 17.23
                                                        ------         -------         -------         -------
Income from Investment Operations:
  Net investment income..........................         0.05            0.44            0.41            0.19
  Net realized gains on investment
     transactions................................         0.92            2.49            3.66            2.80
                                                        ------         -------         -------         -------
  Total income from investment operations........         0.97            2.93            4.07            2.99
                                                        ------         -------         -------         -------
Less: Dividends and Distributions:
  Dividends to shareholders from net investment
     income......................................        (0.09)          (0.35)          (0.36)          (0.18)
  Distributions to shareholders from net realized
     gains on investment transactions............           --           (1.49)          (1.75)          (0.64)
                                                        ------         -------         -------         -------
Total Dividends and Distributions................        (0.09)          (1.84)          (2.11)          (0.82)
                                                        ------         -------         -------         -------
Net change in net asset value per share..........         0.88            1.09            1.96            2.17
                                                        ------         -------         -------         -------
NET ASSET VALUE PER SHARE, END OF PERIOD.........       $23.33         $ 22.45         $ 21.36         $ 19.40
                                                        ======         =======         =======         =======
Total Return.....................................        4.31%(d)       14.23%          22.10%          17.69%(d)
RATIOS/SUPPLEMENTAL DATA:
  Net assets at end of period (millions).........       $    2         $     2         $     2         $     1
  Ratio of expenses to average net assets........        1.67%(c)        1.44%           1.52%           1.94%(c)
  Ratio of net investment income to average net
     assets......................................        1.52%(c)        2.14%           2.17%           2.31%(c)
  Ratio of expenses to average net assets*.......        1.96%(c)        1.69%           1.58%           3.26%(c)
  Ratio of net investment income to average net
     assets*.....................................        1.23%(c)        1.89%           2.11%           0.99%(c)
  Portfolio turnover rate........................          20%(d)         114%             67%            116%

--------------------------------------------------------------------------------
 * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
(a) Period from July 22, 1996 (inception date) to February 28, 1997.
(b) On October 1, 1998, BankAmerica Corp., the parent company of the Fund's Advisor, merged with NationsBank Corporation.
(c) Annualized.
(d) Not annualized.

See Notes to Financial Statements.

PACIFIC HORIZON
ASSET ALLOCATION FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                              PERIOD ENDED     YEAR ENDED     PERIOD ENDED
                                                                MAY 14,       FEBRUARY 28,    FEBRUARY 28,
                                                                  1999          1999(b)         1998(a)
                                                              --------------------------------------------
SRF SHARES
NET ASSET VALUE PER SHARE, BEGINNING OF PERIOD..............    $ 17.01         $ 16.63         $ 15.79
                                                                -------         -------         -------
Income from Investment Operations:
  Net investment income.....................................       0.08            0.45            0.30
  Net realized and unrealized gains on investment
     transactions...........................................       0.69            1.88            1.65
                                                                -------         -------         -------
  Total income from investment operations...................       0.77            2.33            1.95
                                                                -------         -------         -------
Less Dividends and Distributions:
  Dividends to shareholders from net investment income......      (0.12)          (0.46)          (0.24)
  Distributions to shareholders from net realized gains on
     investment transactions................................         --           (1.49)          (0.87)
                                                                -------         -------         -------
Total Dividends and Distributions...........................      (0.12)          (1.95)          (1.11)
                                                                -------         -------         -------
Net change in net asset value per share.....................       0.65            0.38            0.84
                                                                -------         -------         -------
NET ASSET VALUE PER SHARE, END OF PERIOD....................    $ 17.66         $ 17.01         $ 16.63
                                                                =======         =======         =======
Total Return................................................      4.52%(d)       14.76%          13.56%(d)
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (millions)......................    $   214         $   208         $   197
  Ratio of expenses to average net assets...................      0.95%(c)        0.93%           0.95%(c)
  Ratio of net investment income to average net assets......      2.23%(c)        2.65%           2.73%(c)
  Ratio of expenses to average net assets*..................      1.19%(c)        0.94%           0.97%(c)
  Ratio of net investment income to average net assets*.....      1.99%(c)        2.64%           2.71%(c)
  Portfolio turnover rate...................................        20%(d)         114%             67%

--------------------------------------------------------------------------------

 * During the period, certain fees were voluntarily reduced and expenses reimbursed. If such voluntary fee reductions and expense reimbursements had not occurred, the ratios would have been as indicated.
(a)  Period from June 23, 1997 (inception date) to February 28,
     1998.
(b) On October 1, 1998, BankAmerica Corp., the parent company of the Fund's Advisor, merged with NationsBank Corporation.
(c)  Annualized.
(d)  Not annualized.

See Notes to Financial Statements.

PACIFIC HORIZON
INTERMEDIATE BOND FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                   YEAR ENDED
                                  PERIOD ENDED    ----------------------------------------------------------------------------
                                    MAY 14,       FEBRUARY 28,    FEBRUARY 28,    FEBRUARY 28,    FEBRUARY 29,    FEBRUARY 28,
                                      1999            1999            1998          1997(b)           1996            1995
                                  --------------------------------------------------------------------------------------------
A SHARES
NET ASSET VALUE PER SHARE,
  BEGINNING OF PERIOD.........      $  9.52         $  9.69         $  9.54         $  9.75         $  9.44         $  9.81
                                    -------         -------         -------         -------         -------         -------
Income from Investment
  Operations:
  Net investment income.......         0.10            0.50            0.49            0.52            0.59            0.59
  Net realized and unrealized
    gains (losses) on
    investment transactions...        (0.04)          (0.03)           0.20           (0.15)           0.33           (0.37)
                                    -------         -------         -------         -------         -------         -------
  Total income gains (losses)
    from investment
    operations................         0.06            0.47            0.69            0.37            0.92            0.22
                                    -------         -------         -------         -------         -------         -------
Less Dividends and
  Distributions:
  Dividends to shareholders
    from net investment
    income....................        (0.08)          (0.53)          (0.51)          (0.52)          (0.59)          (0.59)
  Distributions to
    shareholders from net
    realized gains on
    investment transactions...           --           (0.11)          (0.03)          (0.06)          (0.02)             --
                                    -------         -------         -------         -------         -------         -------
Total Dividends and
  Distributions...............        (0.08)          (0.64)          (0.54)          (0.58)          (0.61)          (0.59)
                                    -------         -------         -------         -------         -------         -------
Net change in net asset value
  per share...................        (0.02)          (0.17)           0.15           (0.21)           0.31           (0.37)
                                    -------         -------         -------         -------         -------         -------
NET ASSET VALUE PER SHARE, END
  OF PERIOD...................      $  9.50         $  9.52         $  9.69         $  9.54         $  9.75         $  9.44
                                    =======         =======         =======         =======         =======         =======
Total Return (excludes sales
  charge).....................        0.66%(d)        4.89%           7.40%           3.92%          10.45%           2.27%
RATIOS/SUPPLEMENTAL DATA:
  Net assets at end of period
    (000).....................      $61,412         $63,404         $41,875         $22,937         $13,179         $ 1,964
  Ratio of expenses to average
    net assets................        1.09%(c)        0.90%           0.90%           0.75%           0.27%           0.00%
  Ratio of net investment
    income to average net
    assets....................        4.90%(c)        5.14%           5.50%           5.45%           6.13%           6.43%
  Ratio of expenses to average
    net assets*...............        1.12%(c)        (b)             1.21%           2.26%           5.00%          17.95%
  Ratio of net investment
    income (loss) to average
    net assets*...............        4.87%(c)       (b)                5.19%         3.94%           1.40%         (11.52%)

--------------------------------------------------------------------------------
 * During the period, certain fees were voluntarily reduced and expenses reimbursed. If such voluntary fee reductions and expense reimbursements had not occurred, the ratios would have been as indicated.
(a) As of July 22, 1996 the Fund designated the existing series of shares as "A" shares.
(b) There were no fee waivers or expense reimbursements during the period.
(c) Annualized.
(d) Not annualized.

See Notes to Financial Statements.

PACIFIC HORIZON
INTERMEDIATE BOND FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                              YEAR ENDED
                                                     PERIOD ENDED    ----------------------------    PERIOD ENDED
                                                       MAY 14,       FEBRUARY 28,    FEBRUARY 28,    FEBRUARY 28,
                                                         1999            1999            1998          1997(a)
                                                     ------------------------------------------------------------
K SHARES
NET ASSET VALUE PER SHARE, BEGINNING OF PERIOD...       $ 9.59          $ 9.72          $ 9.54          $ 9.53
                                                        ------          ------          ------          ------
Income from Investment Operations:
  Net investment income..........................         0.09            0.46            0.44            0.31
  Net realized and unrealized gains on
     investments.................................        (0.04)             --            0.19            0.07
                                                        ------          ------          ------          ------
  Total income from investment operations........         0.05            0.46            0.63            0.38
                                                        ------          ------          ------          ------
Less Dividends and Distributions:
  Dividends to shareholders from net investment
     income......................................        (0.08)          (0.48)          (0.42)          (0.31)
  Distributions to shareholders from net realized
     gains on investment transactions............           --           (0.11)          (0.03)          (0.06)
                                                        ------          ------          ------          ------
Total Dividends and Distributions................        (0.08)          (0.59)          (0.45)          (0.37)
                                                        ------          ------          ------          ------
Net change in net asset value per share..........        (0.03)          (0.13)           0.18            0.01
                                                        ------          ------          ------          ------
NET ASSET VALUE PER SHARE, END OF PERIOD.........       $ 9.56          $ 9.59          $ 9.72          $ 9.54
                                                        ======          ======          ======          ======
Total Return.....................................        0.47%(c)        4.76%           6.80%           3.73%(c)
RATIOS/SUPPLEMENTAL DATA:
  Net assets at end of period (000)..............       $  469          $  495          $  513          $  332
  Ratio of expenses to average net assets........        1.57%(b)        1.39%           1.39%           1.43%(b)
  Ratio of net investment income to average net
     assets......................................        4.42%(b)        4.67%           4.99%           5.41%(b)
  Ratio of expenses to average net assets*.......        1.84%(b)        1.65%           1.73%           2.71%(b)
  Ratio of net investment income to average net
     assets*.....................................        4.15%(b)        4.41%           4.65%           4.13%(b)

--------------------------------------------------------------------------------
 * During the period, certain fees were voluntarily reduced and expenses reimbursed. If such voluntary fee reductions and expense reimbursements had not occurred, the ratios would have been as indicated.
(a) Period from July 22, 1996 (inception date) to February 28, 1997.
(b) Annualized.
(c) Not annualized.

See Notes to Financial Statements.

PACIFIC HORIZON
INTERMEDIATE BOND FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                 PERIOD ENDED      YEAR ENDED     PERIOD ENDED
                                                                   MAY 14,        FEBRUARY 28,    FEBRUARY 28,
                                                                     1999             1999          1998(a)
                                                                 ---------------------------------------------
SRF SHARES
NET ASSET VALUE PER SHARE, BEGINNING OF PERIOD..............       $ 10.76          $ 10.87         $ 10.72
                                                                   -------          -------         -------
Income from Investment Operations:
  Net investment income.....................................          0.11             0.57            0.40
  Net realized and unrealized gains (losses) on investment
     transactions...........................................         (0.04)           (0.05)           0.13
                                                                   -------          -------         -------
  Total income from investment operations...................          0.07             0.52            0.53
                                                                   -------          -------         -------
Less Dividends and Distributions:
  Dividends to shareholders from net investment income......         (0.08)           (0.52)          (0.38)
  Distributions to shareholders from net realized gains on
     investment transactions................................            --            (0.11)             --
                                                                   -------          -------         -------
Total Dividends and Distributions...........................         (0.08)           (0.63)          (0.38)
                                                                   -------          -------         -------
Net change in net asset value per share.....................         (0.01)           (0.11)           0.15
                                                                   -------          -------         -------
NET ASSET VALUE PER SHARE, END OF PERIOD....................       $ 10.75          $ 10.76         $ 10.87
                                                                   =======          =======         =======
Total Return................................................         0.68%(d)         4.88%           4.86%(d)
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000)...........................       $32,438          $33,449         $35,161
  Ratio of expenses to average net assets...................         0.95%(c)         0.90%           0.95%(c)
  Ratio of net investment income to average net assets......         5.04%(c)         5.16%           5.45%(c)
  Ratio of expenses to average net assets*..................         1.10%(c)         (b)             1.07%(c)
  Ratio of net investment income to average net assets*.....         4.89%(c)         (b)             5.33%(c)

--------------------------------------------------------------------------------

 * During the period, certain fees were voluntarily reduced and expenses reimbursed. If such voluntary fee reductions and expense reimbursements had not occurred, the ratios would have been as indicated.
(a)  Period from June 23, 1997 (inception date) to February 28,
     1998.
(b) There were no fee waivers or expense reimbursements during the period.
(c)  Annualized.
(d)  Not annualized.

See Notes to Financial Statements.

PACIFIC HORIZON
BLUE CHIP FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                   YEAR ENDED
                                  PERIOD ENDED    ----------------------------------------------------------------------------
                                    MAY 14,       FEBRUARY 28,    FEBRUARY 28,    FEBRUARY 28,    FEBRUARY 29,    FEBRUARY 28,
                                      1999            1999            1998          1997(a)           1996            1995
                                      ----------------------------------------------------------------------------------------
A SHARES
NET ASSET VALUE PER SHARE,
  BEGINNING OF PERIOD.........      $ 33.43         $ 29.90         $ 25.22         $ 20.53         $ 15.81         $ 14.97
                                    -------         -------         -------         -------         -------         -------
Income from Investment
  Operations:
  Net investment income.......           --(d)         0.09            0.16            0.23            0.26            0.31
  Net realized and unrealized
    gains on investment
    transactions..............         2.49            5.26            7.91            5.21            4.96            0.80
                                    -------         -------         -------         -------         -------         -------
  Total income from investment
    operations................         2.49            5.35            8.07            5.44            5.22            1.11
                                    -------         -------         -------         -------         -------         -------
Less Dividends and
  Distributions:
  Dividends to shareholders
    from net investment
    income....................           --           (0.10)          (0.15)          (0.22)          (0.28)          (0.27)
  Distributions to
    shareholders from net
    realized gains on
    investment transactions...           --           (1.72)          (3.24)          (0.53)          (0.22)             --
                                    -------         -------         -------         -------         -------         -------
Total Dividends and
  Distributions...............           --           (1.82)          (3.39)          (0.75)          (0.50)          (0.27)
                                    -------         -------         -------         -------         -------         -------
Net change in net asset value
  per share...................         2.49            3.53            4.68            4.69            4.72            0.84
                                    -------         -------         -------         -------         -------         -------
NET ASSET VALUE PER SHARE, END
  OF PERIOD...................      $ 35.92         $ 33.43         $ 29.90         $ 25.22         $ 20.53         $ 15.81
                                    =======         =======         =======         =======         =======         =======
Total Return (excludes sales
  charge).....................        7.45%(c)       18.58%          33.96%          27.01%          33.39%           7.60%
RATIOS/SUPPLEMENTAL DATA:
  Net assets at end of period
    (millions)................      $   423         $   401         $   288         $   153         $    67         $     6
  Ratio of expenses to average
    net assets................        1.29%(b)        1.16%           1.18%           1.28%           0.83%           0.00%
  Ratio of net investment
    income to average net
    assets....................       (0.03%)(b)       0.31%           0.63%           0.99%           1.63%           2.46%
  Ratio of expenses to average
    net assets*...............        1.33%(b)        1.17%           1.22%           1.71%           2.28%           6.32%
  Ratio of net investment
    income to average net
    assets*...................       (0.07%)(b)       0.30%           0.59%           0.56%           0.18%          (3.86%)

--------------------------------------------------------------------------------
 * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
(a) As of July 22, 1996, the Fund designated the existing series of shares as "A" Shares.
(b) Annualized.
(c) Not annualized.
(d) Amount represents less than a penny per share.

See Notes to Financial Statements.

PACIFIC HORIZON
BLUE CHIP FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                              PERIOD ENDED    PERIOD ENDED
                                                                MAY 14,       FEBRUARY 28,
                                                                  1999          1999(a)
                                                              ----------------------------
B SHARES
NET ASSET VALUE PER SHARE, BEGINNING OF PERIOD..............    $ 33.34         $ 33.73
                                                                -------         -------
Income from Investment Operations:
  Net investment loss.......................................      (0.02)          (0.05)
  Net realized gains on investment transactions.............       2.45            1.39
                                                                -------         -------
  Total income from investment operations...................       2.43            1.34
                                                                -------         -------
Less: Dividends and Distributions:
  Dividends to shareholders from net investment income......         --           (0.01)
  Distributions to shareholders from net realized gains on
     investment transactions................................         --           (1.72)
                                                                -------         -------
Total Dividends and Distributions...........................         --           (1.73)
                                                                -------         -------
Net change in net asset value per share.....................       2.43           (0.39)
                                                                -------         -------
NET ASSET VALUE PER SHARE, END OF PERIOD....................    $ 35.77         $ 33.34
                                                                =======         =======
Total Return................................................      7.29%(c)        4.53%(c)
RATIOS/SUPPLEMENTAL DATA:
  Net assets at end of period (millions)....................    $    21         $    13
  Ratio of expenses to average net assets...................      2.05%(b)        1.97%(b)
  Ratio of net investment loss to average net assets........     (0.77%)(b)      (0.58%)(b)
  Ratio of expenses to average net assets*..................      2.09%(b)        1.99%(b)
  Ratio of net investment loss to average net assets*.......     (0.81%)(b)      (0.60%)(b)

--------------------------------------------------------------------------------

 * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
(a)  Period from July 15, 1998 (date of initial offering) to
     February 28, 1999.
(b)  Annualized.
(c)  Not annualized.

See Notes to Financial Statements.

PACIFIC HORIZON
BLUE CHIP FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                              YEAR ENDED
                                                     PERIOD ENDED    ----------------------------    PERIOD ENDED
                                                       MAY 14,       FEBRUARY 28,    FEBRUARY 28,    FEBRUARY 28,
                                                         1999            1999            1998          1997(a)
                                                     ------------------------------------------------------------
K SHARES
NET ASSET VALUE PER SHARE, BEGINNING OF PERIOD...      $ 33.24         $ 29.79         $ 25.20         $ 20.38
                                                       -------         -------         -------         -------
Income from Investment Operations:
  Net investment income/(losses).................        (0.04)          (0.06)           0.04            0.07
  Net realized gains on investment
     transactions................................         2.49            5.23            7.83            5.35
                                                       -------         -------         -------         -------
  Total income from investment operations........         2.45            5.17            7.87            5.42
                                                       -------         -------         -------         -------
Less: Dividends and Distributions:
  Dividends to shareholders from net investment
     income......................................           --              --           (0.04)          (0.07)
  Distributions to shareholders from net realized
     gains on investment transactions............           --           (1.72)          (3.24)          (0.53)
                                                       -------         -------         -------         -------
Total Dividends and Distributions................           --           (1.72)          (3.28)          (0.60)
                                                       -------         -------         -------         -------
Net change in net asset value per share..........         2.45            3.45            4.59            4.82
                                                       -------         -------         -------         -------
NET ASSET VALUE PER SHARE, END OF PERIOD.........      $ 35.69         $ 33.24         $ 29.79         $ 25.20
                                                       =======         =======         =======         =======
Total Return.....................................        7.37%(c)       17.96%          33.08%          26.96%(c)
RATIOS/SUPPLEMENTAL DATA:
  Net assets at end of period (millions).........      $    15         $    13         $     7         $     1
  Ratio of expenses to average net assets........        1.80%(b)        1.66%           1.67%           1.92%(b)
  Ratio of net investment income/(loss) to
     average net assets..........................       (0.54%)(b)      (0.22%)          0.12%           0.45%(b)
  Ratio of expenses to average net assets*.......        2.08%(b)        1.92%           1.69%           2.12%(b)
  Ratio of net investment income/(loss) to
     average net assets*.........................       (0.82%)(b)      (0.48%)          0.10%           0.25%(b)

--------------------------------------------------------------------------------
 * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
(a) Period from July 22, 1996 (inception date) to February 28, 1997.
(b) Annualized.
(c) Not annualized.

See Notes to Financial Statements.

PACIFIC HORIZON
BLUE CHIP FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                                    FOR THE
                                                                                                    PERIOD
                                                                                                   JUNE 23,
                                                                PERIOD ENDED     YEAR ENDED     1997(a) THROUGH
                                                                  MAY 14,       FEBRUARY 28,     FEBRUARY 28,
                                                                    1999            1999             1998
                                                                 ----------------------------------------------
SRF SHARES
NET ASSET VALUE PER SHARE, BEGINNING OF PERIOD..............      $ 29.45         $ 26.53           $ 24.02
                                                                  -------         -------           -------
Income from Investment Operations:
  Net investment income.....................................         0.02            0.14              0.14
  Net realized and unrealized gains on investment
     transactions...........................................         2.19            4.66              3.99
                                                                  -------         -------           -------
  Total income from investment operations...................         2.21            4.80              4.13
                                                                  -------         -------           -------
Less Dividends and Distributions:
  Dividends to shareholders from net investment income......        (0.02)          (0.16)            (0.12)
  Distributions to shareholders from net realized gains.....           --           (1.72)            (1.50)
                                                                  -------         -------           -------
Total Dividends and Distributions...........................        (0.02)          (1.88)            (1.62)
                                                                  -------         -------           -------
Net change in net asset value per share.....................         2.19            2.92              2.51
                                                                  -------         -------           -------
NET ASSET VALUE PER SHARE, END OF PERIOD....................      $ 31.64         $ 29.45           $ 26.53
                                                                  =======         =======           =======
Total Return................................................        7.52%(c)       18.89%            19.30%(c)
RATIO/SUPPLEMENTAL DATA:
  Net assets, end of period (millions)......................      $   444         $   418           $   370
  Ratio of expenses to average net assets...................        0.95%(b)        0.95%             0.95%(b)
  Ratio of net investment income to average net assets......        0.32%(b)        0.52%             0.81%(b)
  Ratio of expenses to average net assets*..................        1.34%(b)        1.17%             1.15%(b)
  Ratio of net investment income to average net assets*.....       (0.07%)(b)       0.30%             0.61%(b)

--------------------------------------------------------------------------------

 * During the period, certain fees were voluntarily reduced and expenses reimbursed. If such voluntary fee reductions and expense reimbursements had not occurred, the ratios would have been as indicated.
(a) Date of commencement of operations of SRF Shares of the Fund.
(b)  Annualized.
(c)  Not annualized.

See Notes to Financial Statements.

REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

TO THE BOARD OF DIRECTORS
AND SHAREHOLDERS OF
PACIFIC HORIZON FUNDS, INC.

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Pacific Horizon California Tax-Exempt Money Market Fund, California Municipal Bond Fund, Capital Income Fund, Asset Allocation Fund, Intermediate Bond Fund and Blue Chip Fund (six of the portfolios constituting Pacific Horizon Funds, Inc., hereafter referred to as the "Funds") at May 14, 1999, the results of each of their operations for the period ended May 14, 1999 and for the year ended February 28, 1999, and the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 14, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

As explained in Note 8, the Funds have been reorganized into the Nations family of funds effective May 21, 1999.

PricewaterhouseCoopers LLP

1177 Avenue of the Americas
New York, New York
July 8, 1999